1933 Act File No.  002-64536

1 940 Act File No.   811-02924

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 37	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 36	☒

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT

SPONSORED ENTERPRISES MONEY MARKET FUND, INC.

Exact Name of Registrant as Specified in Charter

90 Hudson Street, Jersey City, New Jersey  07302-3973

Address of Principal Executive Office

Registrant’s Telephone Number  (800) 201-6984

Thomas R. Phillips, Vice President & Assistant Secretary

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐      immediately on filing pursuant to paragraph (b)

☒      on November 1, 2008 pursuant to paragraph (b)

☐      60 days after filing pursuant to paragraph (a) (1)

☐      on (date) pursuant to paragraph (a) (1)

☐      75 days after filing pursuant to paragraph (a) (2)

☐      on (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

☐      this post-effective amendment designates a new effective date for a previously filed post-effective  amendment

Lord Abbett

U.S. Government & Government Sponsored
Enterprises Money Market Fund

PROSPECTUS

NOVEMBER 1, 2008

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

INVESTMENT PRODUCTS: NOT FDIC INSURED–NO BANK GUARANTEE–MAY LOSE VALUE

TABLE OF CONTENTS

	THE FUND

WHAT YOU SHOULD KNOW ABOUT THE FUND	Goal	2

	Principal Strategy	2

	Main Risks	3

	Performance	4

	Fees and Expenses	6

	Additional Investment Information	8

	Management	9

	YOUR INVESTMENT

INFORMATION FOR MANAGING YOUR FUND ACCOUNT	Choosing a Share Class	10

	Sales Charges	12

	Financial Intermediary Compensation	14

	Purchases	19

	Redemptions	21

	Distributions and Taxes	22

	Automatic Services for Fund Investors	24

	Other Services for Fund Investors	24

	Other Information for Fund Investors	26

	FINANCIAL INFORMATION

	Financial Highlights	28

	ADDITIONAL INFORMATION

HOW TO LEARN MORE ABOUT THE FUND AND OTHER LORD ABBETT FUNDS	Back Cover

THE FUND

GOAL

The investment objective of the Fund is to seek high current income and preservation of capital through investments in high quality, short-term, liquid securities. These securities are commonly known as money market instruments.

PRINCIPAL STRATEGY

The Fund is a money market fund that attempts to manage its portfolio to maintain a stable share price of $1.00 in accordance with strict rules of the Securities and Exchange Commission ("SEC"). The Fund normally invests all of its assets in:

•  securities issued or guaranteed by the U.S. Government, including Treasury bills, notes, bonds and certificates of indebtedness,

•  securities issued by agencies or instrumentalities of the U.S. Government (collectively, "government-sponsored enterprises"), such as the Government National Mortgage Association, Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Federal Home Loan Banks and Federal Agricultural Mortgage Corporation,

•  securities (which may include securities of private issuers) guaranteed by government-sponsored enterprises, and

•  repurchase agreements involving the securities described above.

In selecting investments, the Fund focuses on securities that appear to offer the best relative value.

Although the Fund does not currently intend to do so, the Fund may invest up to 20% of its assets in other money market instruments such as certificates of deposit, bankers' acceptances, commercial paper, and other short-term corporate debt securities.

We, the Fund, or U.S. Government & Government Sponsored Enterprises Money Market Fund refers to Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.
Lord, Abbett & Co. LLC or Lord Abbett refers to the Fund's investment adviser.
About the Fund. The Fund is a professionally managed portfolio primarily holding securities purchased with the pooled money of investors. It strives to reach its stated goal; although, as with all mutual funds, it cannot guarantee results.

THE FUND

U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND

MAIN RISKS

The Fund's yield may vary in response to changes in interest rates and other market factors.

The Fund generally invests a substantial portion of its assets in securities issued by various government-sponsored enterprises. Some of these securities, such as those issued by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government (i.e., the payment of principal and interest on those securities is unconditionally guaranteed by the U.S. Government). Others are not guaranteed by the U.S. Government, but are supported only by the credit of the government-sponsored enterprise itself and the discretionary authority of the U.S. Treasury to purchase the enterprise's obligations, such as securities of the Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Federal Home Loan Banks and Federal Agricultural Mortgage Corporation. There is no assurance that the U.S. Government will provide financial support to government-sponsored enterprises that are not supported by the full faith and credit of the U.S. Government.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund is not a complete investment program and may not be appropriate for all investors.

THE FUND

U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. Performance for the Fund's other share classes will vary due to the different expenses each class bears.

Bar Chart (per calendar year) — Class A Shares

Best Quarter 4th Q '00 +1.43%  Worst Quarter 1st Q '04 +0.05%

The Fund's Class A shares total return for the nine-month period from January 1, 2008 to September 30, 2008 was 1.44%.

SYMBOLS:
CLASS A	LACXX
CLASS B	LABXX
CLASS C	LCCXX

THE FUND

U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND

For the Fund's current 7-day yield, call toll-free 800-426-1130. The table below shows the Fund's Class A, B, and C performance over time.

Average Annual Total Returns

(for periods ended December 31, 2007)

	1 Year	5 Years	10 Years
Class
Class A Shares	4.50%	2.40%	3.04%
Class B Shares	-0.28%	1.70%	2.59%
Class C Shares	4.50%	2.40%	3.04%
Lipper Average
Lipper U.S. Government Money Market Funds Average (reflects no deduction of fees, expenses or taxes, and is not necessarily representative of the Fund's performance)	4.41%	2.44%	3.23%

The Fund's average annual total returns include applicable sales charges as follows: for Class A, there are no deductions for sales charges; for Class B, a deduction for a contingent deferred sales charge ("CDSC") for the 1 and 5 year periods; and for Class C, a deduction for a CDSC for the 1 year period. Class B shares automatically convert to Class A shares after approximately eight years. All returns for Class B for periods greater than eight years reflect this conversion.

THE FUND

U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fee Table	Class
	A		B		C
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge on Purchases (as a % of offering price)	None		None		None
Maximum Deferred Sales Charge (See "Purchases") (1)	None(2)		5.00%		1.00	%(3)
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets)
Management Fees (See "Management") (4)	0.47%		0.47%		0.47%
Distribution and Service (12b-1) Fees(5)	None		0.75%		None
Other Expenses(6)	0.43%		0.43%		0.43%
Total Operating Expenses	0.90%		1.65%		0.90%
Expense Reimbursement(7)(8)	(0.15	)%(9)	(0.15	)%(9)	(0.15	)%(9)
Net Expenses(7)(8)	0.75	%(9)	1.50	%(9)	0.75	%(9)

  (1)  The maximum CDSC is a percentage of the lesser of the net asset value ("NAV") at the time of the redemption or the NAV when the shares were originally purchased.

  (2)  A CDSC of 1.00% may be assessed on certain redemptions of Class A shares made without a sales charge. See "Your Investment – Sales Charges – Class A Share CDSC" for more information.

  (3)  A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

  (4)  "Management Fees" are payable to Lord Abbett for the Fund's investment management.

  (5)  "12b-1 Fees" are fees incurred for activities that are primarily intended to result in the sale of Fund shares and service fees for shareholder account service and maintenance. Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

  (6)  "Other Expenses" include fees paid for miscellaneous items such as shareholder services, professional services, administrative services provided by Lord Abbett, and fees to certain Financial Intermediaries (as defined below) for providing recordkeeping or other administrative services in connection with investments in the Fund.

  (7)  For the period from November 1, 2008 through October 31, 2009, Lord Abbett has contractually agreed to reimburse a portion of the Fund's expenses to the extent necessary to maintain Net Expenses at an aggregate annualized rate of 0.75% of average daily net assets for Class A shares, 1.50% of average daily net assets for Class B shares, and 0.75% of average daily net assets for Class C shares.

  (8)  Lord Abbett is voluntarily reimbursing a portion of the Fund's expenses so that the Fund's net expenses do not exceed an aggregate annualized rate of 0.70% of average daily net assets for Class A shares, 1.45% of average daily net assets for Class B shares, and 0.70% of average daily net assets for Class C shares. Lord Abbett may stop the voluntary reimbursement or change the level of its reimbursement at any time.

  (9)  These amounts have been restated from fiscal year amounts to reflect current fees and expenses.

THE FUND

U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses are the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs (including any applicable CDSC) would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$77	$272	$484	$1,094
Class B Shares	$653	$806	$1,083	$1,742
Class C Shares	$177	$272	$484	$1,094

You would pay the following expenses if you did not redeem your shares:

Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$77	$272	$484	$1,094
Class B Shares	$153	$506	$883	$1,742
Class C Shares	$77	$272	$484	$1,094

The example assumes a deduction of a CDSC at one, three and five years for Class B and at one year for Class C. Class B shares automatically convert to Class A shares after approximately eight years. The expense examples for Class B after that period reflect the conversion to Class A.

THE FUND

ADDITIONAL INVESTMENT INFORMATION

Information on Portfolio Holdings. The Fund's Annual and Semiannual Reports, which are sent to shareholders and filed with the SEC, contain information about the Fund's portfolio holdings, including a complete schedule of holdings. The Fund also files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q as of the end of its first and third fiscal quarters.

In addition, on or about the first day of the second month following each calendar quarter-end, the Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The Fund also may make publicly available other portfolio related information within 15 days following the end of each calendar month for which such information is made available. Such information may include: a list of the largest portfolio positions; portfolio commentaries; portfolio performance attribution information; "fact sheets" or similar updates; and certain other information regarding one or more portfolio positions. This information will remain available until the schedule, list, commentary, fact sheet, performance attribution or other information for the next month is publicly available. You may view this information for the most recently ended calendar quarter or month at www.lordabbett.com under the Fund's holdings tab or request a copy at no charge by calling Lord Abbett at 888-522-2388.

From time to time, a portfolio manager, analyst, or other Lord Abbett employee may express observations and/or opinions regarding macroeconomic, geopolitical, market sector, industry, issuer-specific, or other developments. The observations and/or opinions expressed by such person do not necessarily represent the observations and/or opinions of Lord Abbett or any other person associated with Lord Abbett. Any such observations and/or opinions are subject to change at any time for any reason, and Lord Abbett disclaims any responsibility to update such observations and/or opinions. These observations and/or opinions may not be relied upon as investment advice and, because investment decisions for Lord Abbett Funds are based on multiple factors, may not be relied upon as any indication of trading intent on behalf of any Lord Abbett Fund.

For more information on the Fund's policies and procedures with respect to the disclosure of its portfolio holdings and ongoing arrangements to make available such information on a selective basis to certain third parties, please see "Investment Policies – Policies and Procedures Governing the Disclosure of Portfolio Holdings" in the Statement of Additional Information.

THE FUND

MANAGEMENT

Board of Directors. The Board oversees the management of the business and affairs of the Fund. The Board meets regularly to review the Fund's portfolio investments, performance, expenses, and operations. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. At least 75 percent of the Board members are independent of Lord Abbett.

Each year in December the Board considers whether to approve the continuation of the existing management and administrative services agreements between the Fund and Lord Abbett. A discussion regarding the basis for the Board's approval is available in the Fund's Semiannual Report to Shareholders for each six-month period ending December 31.

Investment Adviser. The Fund's investment adviser is Lord, Abbett & Co. LLC, which is located at 90 Hudson Street, Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with assets under management of approximately $94.7 billion in 52 mutual funds and other advisory accounts as of August 29, 2008.

Management Fee. Lord Abbett is entitled to an annual management fee based on the Fund's average daily net assets. The management fee is calculated daily and payable monthly at the following annual rates:

.50% on the first $250 million of average daily net assets;
.45% on the next $250 million of average daily net assets; and
.40% on the Fund's average daily net assets over $500 million.

For the fiscal year ended June 30, 2008, the fee paid to Lord Abbett was at an effective annual rate of 0.47% of the Fund's average daily net assets. In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at the annual rate of 0.04% of the Fund's average daily net assets. The Fund pays all expenses not expressly assumed by Lord Abbett. For more information about the services Lord Abbett provides to the Fund, see the Statement of Additional Information.

THE FUND

YOUR INVESTMENT

CHOOSING A SHARE CLASS

The Fund offers in this Prospectus three classes of shares: Classes A, B, and C. Each class represents investments in the same portfolio of securities, but each has different expenses, dividends, and yields. Although the Fund has no front-end sales charge on purchases of its shares, the Fund does have a CDSC in certain cases, as described below.

You may purchase shares at the NAV per share determined after we receive your purchase order submitted in proper form. We will not consider an order to be in proper form until we have certain identifying information required under applicable law. For more information, see "Purchases" and "Other Information for Fund Investors – Procedures Required by the USA PATRIOT Act." We reserve the right to modify, restrict or reject any purchase order or exchange request if the Fund or Lord Abbett Distributor LLC determines that it is in the best interests of the Fund and its shareholders. All purchase orders are subject to our acceptance.

You should read this section carefully to determine which class of shares is the best for you and discuss your selection with your Financial Intermediary.

Share Classes. The following table compares key features of the Fund's classes. You should review the Fee Table and Example at the front of this Prospectus carefully before choosing your share class. Your Financial Intermediary can help you decide which class meets your goals. Not all share classes may be available through your Financial Intermediary. Your Financial Intermediary may receive different compensation depending upon which class you choose.

For more information on selecting a share class, see "Classes of Shares" in the Statement of Additional Information.

Lord Abbett Distributor LLC ("Lord Abbett Distributor" or the "Distributor") acts as agent for the Fund to work with investment professionals that buy and/or sell shares of the Fund on behalf of their clients. Generally, Lord Abbett Distributor does not sell Fund shares directly to investors.
Financial Intermediaries include broker-dealers, registered investment advisers, banks, trust companies, certified financial planners, third-party administrators, recordkeepers, trustees, custodians, financial consultants, insurance companies, Fee-Based Program sponsors, and certain Retirement and Benefit Plans.
Fee-Based Programs include Fee-Based Advisory Programs and Fee-in-Lieu-of-Commission Programs sponsored or offered by Financial Intermediaries. In Fee-Based Advisory Programs, a Financial Intermediary provides a fee-based investment advisory program or service (including mutual fund wrap programs). In Fee-in-Lieu-of-Commission Programs, a Financial Intermediary bundles together a suite of services, such as brokerage, investment advice, research, and account management, and the client pays a fee based on the total asset value of the client's account for all or a specified number of transactions, including mutual fund purchases, in the account during a certain period.

YOUR INVESTMENT

Class
	A	B(1)	C
Key features	• Purchased directly or acquired by exchange	• Normally acquired by exchange only • Higher annual expenses than Class A or Class C shares • Automatically converts to Class A shares after eight years	• Acquired by exchange only

Front-end sales charge and CDSC	• No front-end sales charge • A CDSC may be applied to shares acquired through an exchange	• No front-end sales charge, but a CDSC is applied to shares redeemed before the sixth anniversary of purchase	• No front-end sales charge • A CDSC is applied to shares redeemed before the first anniversary of purchase

Annual distribution and/or service fees(2)	• None	• 0.75% of average daily net assets – See "Financial Intermediary Compensation"	• None

  (1)  Class B shares of the Fund may be purchased (i) directly by investors opening dollar cost averaging accounts pursuant to which all of the amount invested will be reinvested in an Eligible Fund within 24 months of the initial purchase and (ii) by exchange for shares of the same class of any Eligible Fund.

  (2)    The Rule 12b-1 plan provides that the maximum payments that may be authorized by the Board for Class A shares are 0.15%; for Class B shares, 0.75%, and for Class C shares, 1.00%.

Retirement and Benefit Plans include qualified and non-qualified retirement plans, deferred compensation plans and other employer-sponsored retirement, savings or benefit plans, such as defined benefit plans, 401(k) plans, 457 plans, 403(b) plans, profit-sharing and money purchase pension plans, but do not include Individual Retirement Accounts ("IRAs"), unless explicitly stated elsewhere in the Prospectus.
Lord Abbett offers a variety of retirement plans. Call 888-522-2388 for information about:
• Traditional, Rollover, Roth, and Education IRAs
• SIMPLE IRAs, SEP-IRAs, 401(k) and 403(b) accounts
• Defined Contribution Plans
Eligible Fund. An "Eligible Fund" is any Lord Abbett-sponsored fund except for: (1) certain tax-free, single-state funds where the exchanging shareholder is a resident of a state in which such fund is not offered for sale; (2) Lord Abbett Series Fund, Inc.; (3) the Fund; and (4) any other fund the shares of which are not available to the investor at the time of the transaction due to a limitation on the offering of the fund's shares. An Eligible Fund also is any Authorized Institution's affiliated money market fund meeting criteria set by Lord Abbett Distributor as to certain omnibus account and other criteria.

YOUR INVESTMENT

SALES CHARGES

CDSC

A CDSC, regardless of class, is not charged on shares acquired through reinvestment of dividends or capital gains distributions and is charged on the original purchase cost or the current market value of the shares at the time they are redeemed, whichever is lower. In addition, repayment of loans under certain Retirement and Benefit Plans will constitute new sales for purposes of assessing the CDSC.

To minimize the amount of any CDSC, the Fund redeems shares in the following order:

  1.  shares acquired by reinvestment of dividends and capital gains (always free of a CDSC)

  2.  shares held for six years or more (Class B) or one year or more (Class A and Class C)

  3.  shares held the longest before the sixth anniversary of their purchase (Class B) or before the first anniversary of their purchase (Class A and Class C)

If you acquire Fund shares through an exchange from another Lord Abbett-sponsored fund that were originally purchased subject to a CDSC and you redeem before the applicable CDSC period has expired, you will be charged the CDSC. The CDSC will be remitted to the appropriate party.

Class A Share CDSC. Other than as described below, Class A shares will not be subject to a CDSC. If you acquire Class A shares of the Fund in exchange for Class A shares of another Lord Abbett-sponsored fund subject to a CDSC and you redeem any of the Class A shares before the first day of the month in which the one-year anniversary of your purchase falls, a CDSC of 1% normally will be collected.

The Class A share CDSC generally will not be assessed under the following circumstances:

•  benefit payments under Retirement and Benefit Plans in connection with loans, hardship withdrawals, death, disability, retirement, separation from service, or any excess distribution under Retirement and Benefit Plans (documentation may be required);

•  redemptions by Retirement and Benefit Plans made through Financial Intermediaries that have special arrangements with the Fund and/or Lord Abbett Distributor, provided the plan has not redeemed all, or substantially all, of its assets from the Lord Abbett-sponsored funds; or

•  Eligible Mandatory Distributions under 403(b) plans and IRAs.

Class B Share CDSC. The CDSC for Class B shares normally applies if you redeem your shares before the sixth anniversary of their initial purchase.

Benefit Payment Documentation. (Class A CDSC only) Requests for benefit payments of $50,000 or more must be in writing. Use the address indicated under "Purchases."
Eligible Mandatory Distributions. If Class A, B, or C shares represent a part of an individual's total IRA or 403(b) investment, the CDSC will be waived only for that part of a mandatory distribution that bears the same relation to the entire mandatory distribution as the Class A, B, or C share investment bears to the total investment.

YOUR INVESTMENT

The CDSC will be remitted to Lord Abbett Distributor. The CDSC declines the longer you own your shares, according to the following schedule:

CDSC — Class B Shares

Anniversary of the day on which the purchase order was accepted(1)		CDSC on redemption (as % of amount subject to charge)
On	Before
	1st anniversary	5.0%
1st anniversary	2nd anniversary	4.0%
2nd anniversary	3rd anniversary	3.0%
3rd anniversary	4th anniversary	3.0%
4th anniversary	5th anniversary	2.0%
5th anniversary	6th anniversary	1.0%
On or after the 6th anniversary(2)		None

  (1)  The anniversary is the same calendar day in each respective year after the date of purchase. For example, the anniversary for shares purchased on May 1 will be May 1 of each succeeding year.

  (2)  Class B shares will automatically convert to Class A shares after approximately the eighth anniversary of your purchase of Class B shares. Conversions will occur as follows:

Shares issued: At initial purchase	Shares issued: On reinvestment of dividends and distributions	Shares issued: Upon exchange from another Lord Abbett Fund
On the 25th of the month (or, if the 25th is not a business day, the next business day thereafter) following the 8th anniversary of the day on which the purchase order was accepted.	In the same proportion as the number of Class B shares converting is to the total number of Class B shares you own (excluding shares issued as dividends)	After the shares originally acquired would have converted into Class A shares

Class C Share CDSC. The 1% CDSC for Class C shares normally applies if you redeem your shares before the first anniversary of their purchase. The CDSC will be remitted to Lord Abbett Distributor.

Class B Share CDSC and Class C Share CDSC. The Class B share CDSC and Class C share CDSC generally will not be assessed under the following circumstances:

•  benefit payments under Retirement and Benefit Plans in connection with loans, hardship withdrawals, death, disability, retirement, separation from service, or any excess contribution or distribution under Retirement and Benefit Plans (documentation may be required);

YOUR INVESTMENT

•  Eligible Mandatory Distributions under 403(b) plans and individual retirement accounts;

•  death of the shareholder; or

•  redemptions of shares in connection with Div-Move and Systematic Withdrawal Plans (up to 12% per year)

See "Automatic Services for Fund Investors" for more information.

A broker-dealer may pay on behalf of an investor or reimburse an investor for a CDSC otherwise applicable in the case of transactions involving purchases through such broker-dealer where the investor is concurrently selling his or her holdings in Class B or C shares of the Fund and buying Class A shares of that Fund, provided that the purchases are related to the requirements of a settlement agreement that the broker-dealer entered into with a regulatory body relating to share class suitability.

FINANCIAL INTERMEDIARY COMPENSATION

As part of a plan for distributing shares, the Fund and Lord Abbett Distributor pay sales and service compensation to Authorized Institutions that sell the Fund's shares and service its shareholder accounts.

Additionally, your broker-dealer or agent may charge you a fee to effect transactions in Fund shares.

As shown in the table "Fees and Expenses" above, sales compensation originates from sales charges, which are paid directly by shareholders, and 12b-1 distribution fees, which are paid by the Fund out of share class assets. Service compensation originates from 12b-1 service fees. Because 12b-1 fees are paid on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. The Fund currently is not making 12b-1 fee payments with respect to Class A and C shares under its Rule 12b-1 plan. The Fund periodically pays Lord Abbett Distributor an annual distribution fee of 0.75% of the average daily net assets of Class B shares under its Rule 12b-1 plan.

Lord Abbett may pay 12b-1 fees to Financial Intermediaries or use the fees for other distribution purposes, including revenue sharing.

Authorized Institutions are institutions and persons permitted by law to receive service and/or distribution fees under a 12b-1 plan. Lord Abbett Distributor is an Authorized Institution.
12b-1 fees are payable regardless of expenses. The amounts paid by the Fund need not be directly related to expenses. If Lord Abbett Distributor's actual expenses exceed the fee paid to it, the Fund will not have to pay more than that fee. If Lord Abbett Distributor's expenses are less than the fee it receives, Lord Abbett Distributor will keep the excess amount of the fee.

YOUR INVESTMENT

Sales Activities. The Fund may use 12b-1 distribution fees to pay Authorized Institutions to finance any activity that is primarily intended to result in the sale of shares. Lord Abbett Distributor uses its portion of the distribution fees attributable to the shares of a particular class for activities that are primarily intended to result in the sale of shares of such class. These activities include, but are not limited to, printing of prospectuses and statements of additional information and reports for other than existing shareholders, preparation and distribution of advertising and sales material, expenses of organizing and conducting sales seminars, additional payments to Authorized Institutions, maintenance of shareholder accounts, the cost necessary to provide distribution-related services or personnel, travel, office expenses, equipment and other allocable overhead.

Service Activities. Lord Abbett may pay 12b-1 service fees to Authorized Institutions for any activity that is primarily intended to result in personal service and/or the maintenance of shareholder accounts or certain Retirement and Benefit Plans. Any portion of the service fees paid to Lord Abbett Distributor will be used to service and maintain shareholder accounts.

Class B Shares. Lord Abbett Distributor may pay Financial Intermediaries selling Class B shares a commission of 4.00% of the purchase price of the Class B shares they sell and Lord Abbett Distributor will retain any applicable CDSC. Financial Intermediaries also receive an annual distribution/service fee of up to 0.25% of the average daily net assets represented by the Class B shares serviced by them.

Revenue Sharing and Other Payments to Dealers and Financial Intermediaries. In addition to the various sales commissions, concessions and 12b-1 fees described above, Lord Abbett, Lord Abbett Distributor and the Fund may make other payments to dealers and other firms authorized to accept orders for Fund shares (collectively, "Dealers").

Lord Abbett or Lord Abbett Distributor makes payments to Dealers in its sole discretion, at its own expense and out of its own resources (including revenues from advisory fees and 12b-1 fees) and without additional cost to the Fund or the Fund's shareholders. This compensation from Lord Abbett is not reflected in the fees and expenses listed above in the Fee Table section of this Prospectus. The payments may be for activities including but not limited to the following:

•  marketing and/or distribution support for Dealers;

•  the Dealers' and their investment professionals' shareholder servicing efforts;

•  training and education activities for the Dealers, their investment professionals and/or their clients or potential clients;

•  certain information regarding Dealers and their investment professionals;

YOUR INVESTMENT

•  sponsoring or otherwise bearing, in part or in whole, the costs for other meetings of Dealers' investment professionals and/or their clients or potential clients;

•  the purchase of products or services from the Dealers, such as investment research, software tools or data for investment analysis purposes;

•  certain Dealers' costs associated with orders relating to Fund shares ("ticket charges"); and/or

•  any other permissible activity that Lord Abbett or Lord Abbett Distributor, in its sole discretion, believes would facilitate sales of Fund shares.

Some of these payments are sometimes called "revenue sharing" payments. Most of these payments are intended to reimburse Dealers directly or indirectly for the costs they or their investment professionals incur in connection with educational seminars and training efforts about the Lord Abbett Funds to enable the Dealers and their investment professionals to make recommendations and provide services that are suitable and useful in meeting shareholder needs, as well as to maintain the necessary infrastructure to make the Lord Abbett Funds available to shareholders. The costs and expenses related to these efforts may include travel, lodging, entertainment and meals, among other things. In addition, Lord Abbett Distributor may, for specified periods of time, decide to forgo the portion of front-end sales charges to which it normally is entitled and allow Dealers to retain the full sales charge for sales of Fund shares. In some instances, these temporary arrangements will be offered only to certain Dealers expected to sell significant amounts of Fund shares.

Lord Abbett or Lord Abbett Distributor may benefit from revenue sharing if the Dealer features the Fund in its sales system (such as by placing the Fund on its preferred fund list or giving access on a preferential basis to members of the Financial Intermediary's sales force or management). In addition, Lord Abbett Distributor may agree to participate in the Dealer's marketing efforts (such as by helping to facilitate or provide financial assistance for conferences, seminars or other programs at which Lord Abbett personnel may make presentations on the Fund to the intermediary's sales force). To the extent the Dealers sell more shares of the Fund or retain shares of the Fund in their clients' accounts, Lord Abbett receives greater management and other fees due to the increase in the Fund's assets. Although a Dealer may request additional compensation from Lord Abbett to offset costs incurred by the Dealer servicing its clients, the Dealer may earn a profit on these payments, if the amount of the payment exceeds the Dealer's costs.

Lord Abbett or Lord Abbett Distributor, in its sole discretion, determines the amounts of payments to Dealers, with the exception of purchases of products or services and certain expense reimbursements. Lord Abbett and Lord Abbett Distributor consider many factors in determining the amount of any additional payments to Dealers. These factors include, but are not limited to, the Dealer's sales,

YOUR INVESTMENT

assets and redemption rates relating to Lord Abbett Funds, penetration of Lord Abbett Fund sales among investment professionals within the Dealer, and the potential to expand Lord Abbett's relationship with the Dealer. Lord Abbett and Lord Abbett Distributor also may take into account other business relationships Lord Abbett has with a Dealer, including other Lord Abbett financial products or advisory services sold by or provided to a Dealer or one or more of its affiliates. Based on its analysis of these factors, Lord Abbett groups most Dealers into tiers, each of which is associated with a particular maximum amount of revenue sharing payments expressed as a percentage of assets of the Lord Abbett Funds attributable to that particular Dealer. The tiered payments generally range from 0.02% to 0.10% of Lord Abbett Fund assets attributable to the Dealer and/or its investment professionals. For certain relationships with Dealers selling the Lord Abbett Funds in connection with variable insurance products, Lord Abbett or Lord Abbett Distributor may make payments generally ranging from 0.05% to 0.15% of the related Lord Abbett Funds' assets and/or sales. However, Lord Abbett or Lord Abbett Distributor from time to time may pay revenue sharing in excess of these amounts to cultivate new relationships with Dealers it believes have the potential to sell significant amounts of Fund shares. In such cases, Lord Abbett expects that over time, as these relationships grow, the amount of revenue sharing paid to such Dealers would conform to levels that fall within the ranges described above. The payments may not include payments for certain items, such as training and education activities, other meetings, and the purchase of certain products and services from the Dealers. On occasion, Lord Abbett also may make payments to Dealers on a basis unrelated to its assessment of the prospects for a long-term distribution relationship. Not all Dealers receive revenue sharing payments and the amount of revenue sharing may vary for different Dealers. Lord Abbett or Lord Abbett Distributor may choose not to make payments in relation to certain of the Lord Abbett Funds or certain classes of shares of any given Fund. In addition, Lord Abbett's method of calculating revenue sharing payments may be different from the methods that the Dealers use. Please refer to the Fund's Statement of Additional Information for additional information relating to revenue sharing payments.

Neither Lord Abbett nor Lord Abbett Distributor makes payments directly to a Dealer's investment professionals, but rather they are made solely to the Dealer itself (with the exception of expense reimbursements related to the attendance of a Dealer's investment professionals at training and education meetings and at other meetings involving the Lord Abbett Funds). The Dealers receiving additional payments include those that may recommend that their clients consider or select the Fund or other Lord Abbett Funds for investment purposes, including those that may include one or more of the Lord Abbett Funds on a "preferred" or "recommended" list of mutual funds. In some circumstances, the payments may create an incentive for a Dealer or its investment professionals to recommend or

YOUR INVESTMENT

sell shares of Lord Abbett Funds to a client over shares of other funds. For more specific information about any additional payments, including revenue sharing, made to your Dealer, please contact your investment professional.

The Fund's portfolio transactions are not used to compensate Dealers that sell shares of the Lord Abbett Funds. Lord Abbett places the Fund's portfolio transactions with broker-dealers based on their ability to provide the best net results from the transaction to the Fund. If Lord Abbett determines that a Dealer can provide the Fund with the best net results, Lord Abbett may place the Fund's portfolio transactions with the Dealer even though it sells or has sold shares of the Fund. In no event, however, does or will Lord Abbett give any consideration to a Dealer's sales in deciding which Dealer to choose to execute the Fund's portfolio transactions. Lord Abbett maintains policies and procedures designed to ensure that it places portfolio transactions based on the Fund's receipt of the best net results. These policies and procedures also permit Lord Abbett to give consideration to proprietary investment research a Dealer may provide to Lord Abbett.

Payments for Recordkeeping, Networking, and Other Services. In addition to the payments from Lord Abbett or Lord Abbett Distributor described above, from time to time, Lord Abbett and Lord Abbett Distributor may have other relationships with Financial Intermediaries relating to the provision of services to the Fund, such as providing omnibus account services or executing portfolio transactions for the Fund. The Fund generally may pay recordkeeping fees for services provided to plans where the account is a plan-level or fund-level omnibus account and plan participants have the ability to determine their investments in particular mutual funds. If your intermediary provides these services, Lord Abbett or the Fund may compensate the intermediary for these services. In addition, your intermediary may have other relationships with Lord Abbett or Lord Abbett Distributor that are not related to the Fund.

For example, the Lord Abbett Funds may enter into arrangements with and pay fees to Financial Intermediaries that provide recordkeeping or other subadministrative services to certain groups of investors in the Lord Abbett Funds, including participants in Retirement and Benefit Plans, investors in mutual fund advisory programs, investors in variable insurance products and clients of Financial Intermediaries that operate in an omnibus environment (collectively, "Investors"). The recordkeeping services typically include: (a) establishing and maintaining Investor accounts and records; (b) recording Investor account balances and changes thereto; (c) arranging for the wiring of funds; (d) providing statements to Investors; (e) furnishing proxy materials, periodic Lord Abbett Fund reports, prospectuses and other communications to Investors as required; (f) transmitting Investor transaction information; and (g) providing information in

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order to assist the Lord Abbett Funds in their compliance with state securities laws. The fees Lord Abbett Funds pay are designed to compensate Financial Intermediaries for such services.

The Lord Abbett Funds may also pay fees to broker-dealers for networking services. Networking services may include but are not limited to:

•  establishing and maintaining individual accounts and records;

•  providing client account statements; and

•  providing 1099 forms and other tax statements.

The networking fees that the Lord Abbett Funds pay to broker-dealers normally result in reduced fees paid by the Fund to the transfer agent, which would otherwise provide these services.

Financial Intermediaries may charge additional fees or commissions other than those disclosed in this Prospectus, such as a transaction based fee or other fee for its service, and may categorize and disclose these arrangements differently than the discussion above and in the Fund's Statement of Additional Information. You may ask your Financial Intermediary about any payments it receives from Lord Abbett or the Fund, as well as about fees and/or commissions it charges.

PURCHASES

You may purchase shares through any independent securities dealer who has a sales agreement with Lord Abbett Distributor, or you can fill out the Application and send it to the Fund at the address stated below. You should note that your purchases and other transactions will be subject to review on an ongoing basis. Please carefully read the paragraph below entitled "Proper Form" before placing your order to ensure that your order will be accepted.

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.
P.O. Box 219336
Kansas City, MO 64121

Proper Form. An initial purchase order submitted directly to the Fund must contain: (1) a completed application with all applicable requested information and (2) payment by check. When purchases are made by check, redemption proceeds will not be paid until the Fund or transfer agent is advised that the check has cleared, which may take up to 15 calendar days. For more information, please call the Fund at 888-522-2388.

See "Procedures Required by the USA PATRIOT Act" for more information.

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By Wire. Please call the Fund to obtain an account number. You can then instruct your bank to wire the amount of your investment to:

UMB, N.A.
928 Grand Blvd.
Kansas City, MO 64106
Account # 9878000333
ABA # 1010-0069-5

Specify the name of the Fund, your account number and the name(s) in which the account is registered. Your bank may charge you a fee to wire funds. Wires received before 12 noon Eastern time will receive the dividends for that day. Otherwise, dividends will begin accruing on the next business day.

Investment Minimums. Minimum initial investment amounts vary depending on the class of shares you buy and the nature of your investment account.

Minimum Initial Investment(1)

• General	(Class A) (Class B)	$1,000 $5,000

• IRAs and 403(b) Plans under the Internal Revenue Code	(Class A) (Class B)	$250 $2,000

• Uniform Gifts or Transfers to Minor Accounts		$250

• Invest-A-Matic		$250

  (1)  No minimum investment is required for certain Retirement and Benefit Plans and certain purchases through Financial Intermediaries that charge their clients a fee for services that include investment advisory or management services. Consult your Financial Intermediary for more information.

Minimum Initial Investment by Exchange

• Regular Account	(Class A, B, and C)	$1,000

• IRAs (Traditional, Education and Roth), 403(b) and employer-sponsored retirement plans under the Internal Revenue Code	(Class A, B, and C)	$250

Small Accounts. The Board may authorize closing any account in which there are fewer than 500 shares if it is in the Fund's best interest to do so.

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By Exchange. Please call the Fund at 888-522-2388 to request an exchange from any eligible Lord Abbett-sponsored fund.

REDEMPTIONS

Redemptions of Fund shares are executed at the NAV next determined after the Fund receives your order in proper form. In the case of redemptions involving Retirement and Benefit Plans, you may be required to provide the Fund with one or more completed forms before your order will be executed. For more information, please call 888-522-2388. To determine if a CDSC applies to a redemption, see "Class A Share CDSC," "Class B Share CDSC," "Class C Share CDSC," and "Class B Share CDSC and Class C Share CDSC."

By Broker. Call your investment professional for instructions on how to redeem your shares.

By Telephone. To obtain the proceeds of a redemption of less than $50,000 from your account, you or your representative should call the Fund at 888-522-2388.

Online. If you have direct account access privileges, you may submit a redemption request online by logging onto www.lordabbett.com and entering your account information and personal identification data.

By Mail. Submit a written redemption request indicating the name(s) in which the account is registered, the Fund's name, the class of shares, your account number, and the dollar value or number of shares you wish to redeem and include all necessary signatures.

If you have direct account access privileges, redemption proceeds may be paid by electronic transfer via an automated clearing house ("ACH") deposit to your bank account on record with the Fund; otherwise, normally a check will be mailed to the name(s) and address in which the account is registered (or otherwise according to your instruction) within three business days after receipt of your redemption request. Your account balance must be sufficient to cover the amount being redeemed or your redemption order will not be processed. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities laws.

Checkwriting. You may write checks against your account for a minimum of $500 up to a maximum of $5,000,000. A check drawn on an account will be honored based only on those shares in the account on which the check is drawn. This method of redeeming shares is only available, however, if you have completed section 8E of the Application.

YOUR INVESTMENT

If the signer has any legal capacity (i.e., the authority of an individual to act on behalf of an entity or other person(s)), the signature and capacity must be guaranteed by an Eligible Guarantor. Certain other legal documentation may be required. For more information regarding proper documentation please call 888-522-2388.

A Guaranteed Signature is designed to protect you from fraud by verifying your signature. We require a Guaranteed Signature by an Eligible Guarantor on requests for:

•  a redemption check for which you have the legal capacity to sign on behalf of another person or entity (i.e., on behalf of an estate or on behalf of a corporation);

•  a redemption check payable to anyone other than the shareholder(s) of record;

•  a redemption check to be mailed to an address other than the address of record;

•  a redemption check payable to a bank other than the bank we have on file; or

•  a redemption for $50,000 or more.

Redemptions in Kind. The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that the Fund would do so except in unusual circumstances. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

DISTRIBUTIONS AND TAXES

The Fund normally declares dividends from its net investment income daily and pays such dividends monthly. The Fund pays distributions of short-term capital gains (if any) annually. For U.S. federal income tax purposes, any distributions of dividends from net investment income and short-term capital gains are taxable as ordinary income to shareholders, other than tax-exempt shareholders (including certain Retirement and Benefit Plan shareholders, as discussed below), regardless

Eligible Guarantor is any broker or bank that is usually a member of the medallion stamp program. Most major securities firms and banks are members of this program. A notary public is not an eligible guarantor.
Guaranteed Signature. An acceptable form of guarantee would be as follows:
• In the case of an estate -
Robert A. Doe Executor of the Estate of John W. Doe
[Date]

• In the case of a corporation -ABC Corporation
Mary B. Doe
By Mary B. Doe, President [Date]

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of whether paid in cash or reinvested in additional Fund shares. The Fund does not expect to make any distributions of long-term capital gains to shareholders.

Distributions will be reinvested in Fund shares unless you instruct the Fund to pay them to you in cash. For distributions payable on accounts other than those held in the name of your dealer, if you instruct the Fund to pay your distributions in cash, and the Post Office is unable to deliver one or more of your checks or one or more of your checks remains uncashed for a certain period, the Fund reserves the right to reinvest your checks in your account at the NAV on the day of the reinvestment following such period. In addition, the Fund reserves the right to reinvest all subsequent distributions in additional Fund shares in your account. No interest will accrue on checks while they remain uncashed before they are reinvested or on amounts represented by uncashed redemption checks.

Sales, redemptions and exchanges of Fund shares are taxable events for shareholders that are subject to tax, but generally will not result in taxable gain or loss as long as the Fund successfully maintains a constant NAV of $1.00 per share. A loss may occur, however, if a CDSC is imposed in connection with a redemption or exchange of Fund shares.

Shareholders that are exempt from U.S. federal income tax, such as Retirement and Benefit Plans that are qualified under Section 401 of the Internal Revenue Code, generally are not subject to U.S. federal income tax on Fund dividends or distributions or on sales or exchanges of Fund shares. However, in the case of Fund shares held through a nonqualified deferred compensation plan, Fund dividends and distributions received by the plan and sales and exchanges of Fund shares by the plan generally will be taxable to the employer sponsoring such plan in accordance with U.S. federal income tax laws governing deferred compensation plans.

A plan participant whose Retirement and Benefit Plan invests in the Fund generally is not taxed on Fund dividends or distributions received by the plan or on sales or exchanges of Fund shares by the plan for U.S. federal income tax purposes. However, distributions to plan participants from a Retirement and Benefit Plan generally are taxable to plan participants as ordinary income.

You must provide your Social Security number or other taxpayer identification number to the Fund when you open an account. If you do not or it is otherwise legally required to do so, the Fund will withhold 28% "backup withholding" tax from your distributions, sale proceeds and any other payments to you.

Certain tax reporting information concerning the tax treatment of Fund distributions will be mailed to shareholders each year. Because everyone's tax situation is unique, you should consult your tax adviser regarding the treatment of such distributions under the federal, state, local and foreign tax rules that apply to you.

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AUTOMATIC SERVICES FOR FUND INVESTORS

You may buy or sell shares automatically with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You may set up most of these services when filling out the Application, or by calling 888–522-2388 or submitting a request online (if you have direct account access privileges).

For investing

Invest-A-Matic (Dollar-cost averaging)	You may make fixed, periodic investments ($250 initial and $50 subsequent minimum) into your Fund account by means of automatic money transfers from your bank checking account. See the Application for instructions.

Div-Move	You may automatically reinvest the dividends and distributions from your account into another account in any Eligible Fund ($50 minimum).

For selling shares

Systematic Withdrawal Plan ("SWP")	You can make regular withdrawals from most Lord Abbett-sponsored funds. Automatic cash withdrawals will be paid to you from your account in fixed or variable amounts. To establish a SWP, the value of your shares for Class A or Class C must be at least $10,000, and for Class B the value of your shares must be at least $25,000, except in the case of a SWP established for Retirement and Benefit Plans, for which there is no minimum. Your shares must be in non-certificate form.

Class B shares	The CDSC will be waived on redemptions of up to 12% of the current value of your account at the time of your SWP request. For SWP redemptions over 12% per year, the CDSC will apply to the entire redemption. Please contact the Fund for assistance in minimizing the CDSC in this situation.

Class B and Class C shares	Redemption proceeds due to a SWP for Class B and Class C shares will be redeemed in the order described under "CDSC" under "Sales Charges."

OTHER SERVICES FOR FUND INVESTORS

Telephone and Online Purchases and Redemptions. Shareholders, other than shareholders who hold their shares in an account maintained by a broker-dealer, may have direct account access privileges with the Fund, which allows shareholders to purchase or redeem shares by telephone or online. For new accounts, you may obtain direct account access privileges by completing the Account Application (including providing your bank information) and indicating that you wish telephone or online trading privileges. For existing accounts, you may obtain

Telephone and Online Transactions. For your security, telephone and online transactions requests are recorded. We will take measures to verify the identity of the person calling or submitting a request online, such as asking for your name, account number, personal identification number and other relevant information. The Fund will not be liable for following instructions communicated by telephone or online that it reasonably believes to be genuine.

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telephone or online trading privileges by submitting an Application for ACH Electronic Funds Transfer. Transactions by telephone or online may be difficult to submit during times of drastic economic or market changes or during other times where communications may be difficult. When initiating a transaction by telephone or online, shareholders should be aware of the following considerations:

Security. The Fund and its service providers employ verification and security measures for your protection. You should note, however, that any person with access to your account and other personal information (including personal identification number) may be able to submit instructions by telephone or online. The Fund will not be liable for relying on instructions submitted by telephone or online that the Fund reasonably believes to be genuine.

Online Confirmation. The Fund is not responsible for online transaction requests that may have been sent but not received in good order. Requested transactions received by the Fund in good order are confirmed at the completion of the order and your requested transaction will not be processed unless you receive the confirmation message.

No Cancellations. You will be asked to verify the requested transaction and may cancel the request before it is submitted to the Fund. The Fund will not cancel a transaction submitted once it has been received (in good order) and is confirmed at the end of the telephonic or online transaction.

Insufficient Account Value. If you request a redemption transaction for a specific amount and your account value at the time the transaction is processed is less than the requested redemption amount, the Fund will deem your request as a request to liquidate your entire account.

Insufficient Funds. If you request a purchase and your bank account does not have sufficient funds to complete the transaction at the time it is presented to your bank, your requested transaction will be reversed and you will be subject to any and all losses, fees and expenses incurred by the Fund in connection with processing the insufficient funds transaction. The Fund reserves the right to liquidate all or a portion of your account to cover such losses, fees and expenses.

Exchanges. You or your investment professional may instruct the Fund to exchange shares of any class for shares of the same class of any Eligible Fund. Instructions may be provided in writing or by telephone, with proper identification, by calling 888-522-2388 or online (if you have direct account

Exchange Limitations. As described under "Your Investment – Purchases," we reserve the right to modify, restrict or reject any exchange request if the Fund or Lord Abbett Distributor determines it is in the best interests of the Fund and its shareholders. The Fund also may revoke the privilege for all shareholders upon 60 days' written notice.

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privileges). The Fund must receive instructions for the exchange before the close of the New York Stock Exchange LLC ("NYSE") on the day of your call or online request to get the NAV per share of the Eligible Fund determined on that day. Exchanges are taxable transactions for shareholders that are subject to tax. See "Distributions and Taxes" for more information. Be sure to read the current prospectus for any fund into which you are exchanging. Please see the Fund's Statement of Additional Information for details and limitations on moving investments in certain share classes to different share classes, and on moving investments held in certain accounts to different accounts. You should also consult your Financial Intermediary if you have any questions.

Account Statements. Every investor automatically receives quarterly account statements.

Householding. We have adopted a policy that allows us to send only one copy of the Fund's Prospectus, proxy material, Annual Report and Semiannual Report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call us at 888-522-2388 or send a written request with your name, the name of your fund or funds, and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Account Changes. For any changes you need to make to your account, consult your investment professional or call the Fund at 888-522-2388.

Systematic Exchange. You or your investment professional can establish a schedule of exchanges between the same classes of any Eligible Fund.

OTHER INFORMATION FOR FUND INVESTORS

Excessive Trading and Market Timing. The Fund has not adopted policies and procedures that are designed to prevent or stop excessive, short-term or market timing trading practices ("frequent trading"). The Fund, like other money market funds, is designed to be used by investors for cash management purposes or as a short-term investment vehicle similar to a bank account. Money market funds seek to maintain a stable share price of $1.00 and typically do not fluctuate in value based on market prices. Therefore, money market funds themselves generally are not subject to market timing. However, to the extent that there is frequent trading, it may disrupt management of the Fund, raise its expenses, and harm long-term shareholders in a variety of ways. For example, volatility resulting from frequent trading may cause the Fund difficulty in managing its investments because it cannot anticipate the amount of cash it will have to invest. The Fund

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may find it necessary to sell portfolio securities at disadvantageous times to raise cash to meet the redemption demands resulting from such frequent trading. Each of these, in turn, could increase tax, administrative and other costs, and reduce the Fund's investment return.

Other funds in the Lord Abbett Family of Funds have adopted policies and procedures that are designed to identify and prevent or stop frequent trading. If you plan to exchange your Fund shares for shares of another Lord Abbett Fund, please read the prospectus of the other fund.

Procedures Required by the USA PATRIOT Act. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions including the Fund to obtain, verify, and record information that identifies each person who opens an account. What this means for you – when you open an account, we will ask for your name, address, date of birth, Social Security number or similar number, and other information that will allow us to identify you. We will ask for similar information in the case of persons who will be signing on behalf of a legal entity that will own the account. We also may ask for copies of documents. If we are unable to obtain the required information within a short period of time after you try to open an account, we will return your Application. Your monies will not be invested until we have all required information. You also should know that we may verify your identity through the use of a database maintained by a third party or through other means. If we are unable to verify your identity, we may liquidate and close the account. This may result in adverse tax consequences. In addition, the Fund reserves the right to reject purchase orders accompanied by cash, cashier's checks, money orders, bank drafts, traveler's checks, and third party or double-endorsed checks, among others.

Pricing of Fund Shares. NAV per share for each class of Fund shares is calculated, under normal circumstances, each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Purchases and sales of Fund shares are executed at the NAV next determined after the Fund receives your order in proper form. Assuming they are in proper form, purchase and sale orders must be placed by the close of trading on the NYSE in order to receive that day's NAV; orders placed after the close of trading on the NYSE will receive the next day's NAV. In calculating NAV, securities are valued at cost plus (minus) amortized discount (premium), if any, pursuant to regulatory requirements applicable to money market funds.

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FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

These tables describe the Fund's performance for the fiscal periods indicated. "Total Return" shows how much your investment in the Fund would have increased (or decreased) during each period, without considering the effects of sales loads and assuming you had reinvested all dividends and distributions. These Financial Highlights have been audited by Deloitte & Touche LLP, the Fund's independent registered public accounting firm, in conjunction with their annual audits of the Fund's financial statements. Financial statements and the Report of Independent Registered Public Accounting Firm thereon appear in the 2008 Annual Report to Shareholders and are incorporated by reference into the Statement of Additional Information, which is available upon request. Certain information reflects financial results for a single Fund share.

	Class A Shares
	Year Ended 6/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Investment operations:
Net investment income(a)	.03	.05	.03	.01	— (c)
Distributions to shareholders from:
Net investment income	(.03)	(.05)	(.03)	(.01)	— (c)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(b)	3.21%	4.68%	3.51%	1.35%	.21%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.70%	.70%	.70%	.81%	.83%
Expenses, excluding expense reductions and including expenses assumed	.70%	.70%	.70%	.81%	.83%
Expenses, excluding expense reductions and expenses assumed	.90%	.92%	1.01%	.94%	.97%
Net investment income	3.15%	4.58%	3.47%	1.32%	.21%
Supplemental Data:
Net assets, end of year (000's)	$425,473	$393,914	$337,018	$271,720	$289,336

  (a)  Calculated using average shares outstanding during the year.

  (b)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

  (c)  Amount is less than $.01.

FINANCIAL INFORMATION

U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND

FINANCIAL HIGHLIGHTS (continued)

	Class B Shares
	Year Ended 6/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Investment operations:
Net investment income(a)	.02	.04	.03	.01	— (c)
Distributions to shareholders from:
Net investment income	(.02)	(.04)	(.03)	(.01)	— (c)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(b)	2.44%	3.89%	2.73%	.72%	.20%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	1.45%	1.45%	1.45%	1.41%	.83%
Expenses, excluding expense reductions and including expenses assumed	1.45%	1.45%	1.45%	1.41%	.83%
Expenses, excluding expense reductions and expenses assumed	1.66%	1.67%	1.76%	1.69%	1.72%
Net investment income	2.24%	3.83%	2.67%	.62%	.21%
Supplemental Data:
Net assets, end of year (000's)	$39,283	$23,358	$26,534	$26,388	$47,789

  (a)  Calculated using average shares outstanding during the year.

  (b)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

  (c)  Amount is less than $.01.

FINANCIAL INFORMATION

U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND

FINANCIAL HIGHLIGHTS (concluded)

	Class C Shares
	Year Ended 6/30
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Investment operations:
Net investment income(a)	.03	.05	.03	.01	— (c)
Distributions to shareholders from:
Net investment income	(.03)	(.05)	(.03)	(.01)	— (c)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(b)	3.21%	4.68%	3.51%	1.35%	.21%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.70%	.70%	.70%	.83%	.83%
Expenses, excluding expense reductions and including expenses assumed	.70%	.70%	.70%	.83%	.83%
Expenses, excluding expense reductions and expenses assumed	.91%	.92%	1.01%	.94%	.97%
Net investment income	2.92%	4.59%	3.42%	1.19%	.21%
Supplemental Data:
Net assets, end of year (000's)	$27,276	$14,207	$13,064	$13,872	$26,945

  (a)  Calculated using average shares outstanding during the year.

  (b)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

  (c)  Amount is less than $.01.

FINANCIAL INFORMATION

NOTES:

NOTES:

To Obtain Information:
By telephone. For shareholder account inquiries and for literature requests call the Fund at: 888-522-2388.
By mail. Write to the Fund at: The Lord Abbett Family of Funds 90 Hudson Street Jersey City, NJ 07302-3973
Via the Internet. Lord, Abbett & Co. LLC www.lordabbett.com
Text only versions of Fund documents can be viewed online or downloaded from the SEC: www.sec.gov.
You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-551-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending your request electronically to publicinfo@sec.gov.

ADDITIONAL INFORMATION

More information on the Fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORT

The Fund's Annual and Semiannual Reports contain more information about the Fund's investments and performance. The Annual Report also includes details about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year. The Reports are available, free of charge at www.lordabbett.com, and through other means, as indicated on the left.

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

The SAI provides more details about the Fund and its policies. A current SAI is on file with the Securities and Exchange Commission ("SEC") and is incorporated by reference (is legally considered part of this Prospectus). The SAI is available free of charge at www.lordabbett.com, and through other means, as indicated on the left.

Lord Abbett U.S. Government & Government
Sponsored Enterprises Money Market Fund, Inc.

Lord Abbett Mutual Fund shares are distributed by: LORD ABBETT DISTRIBUTOR LLC

LAMM-1
(11/08)

SEC File Number: 811-02924

Lord Abbett

U.S. Government & Government Sponsored
Enterprises Money Market Fund

PROSPECTUS

CLASS I SHARES

NOVEMBER 1, 2008

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Class I shares of the Fund are neither offered to the general public nor available in all states.

Please call 888-522-2388 for further information.

INVESTMENT PRODUCTS: NOT FDIC INSURED–NO BANK GUARANTEE–MAY LOSE VALUE

TABLE OF CONTENTS

THE FUND

WHAT YOU SHOULD KNOW ABOUT THE FUND	Goal	2

	Principal Strategy	2

	Main Risks	3

	Performance	4

	Fees and Expenses	5

	Additional Investment Information	7

	Management	8

YOUR INVESTMENT

INFORMATION FOR MANAGING YOUR FUND ACCOUNT	Purchases	9

	Redemptions	12

	Distributions and Taxes	14

	Other Services for Fund Investors	15

FINANCIAL INFORMATION

Financial Highlights	21

ADDITIONAL INFORMATION

HOW TO LEARN MORE ABOUT THE FUND AND OTHER LORD ABBETT FUNDS	Back Cover

THE FUND

GOAL

The investment objective of the Fund is to seek high current income and preservation of capital through investments in high quality, short-term, liquid securities. These securities are commonly known as money market instruments.

PRINCIPAL STRATEGY

The Fund is a money market fund that attempts to manage its portfolio to maintain a stable share price of $1.00 in accordance with strict rules of the Securities and Exchange Commission ("SEC"). The Fund normally invests all of its assets in:

•  securities issued or guaranteed by the U.S. Government, including Treasury bills, notes, bonds and certificates of indebtedness,

•  securities issued by agencies or instrumentalities of the U.S. Government (collectively, "government-sponsored enterprises"), such as the Government National Mortgage Association, Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Federal Home Loan Banks and Federal Agricultural Mortgage Corporation,

•  securities (which may include securities of private issuers) guaranteed by government-sponsored enterprises, and

•  repurchase agreements involving the securities described above.

In selecting investments, the Fund focuses on securities that appear to offer the best relative value.

Although the Fund does not currently intend to do so, the Fund may invest up to 20% of its assets in other money market instruments such as certificates of deposit, bankers' acceptances, commercial paper, and other short-term corporate debt securities.

We, the Fund, or U.S. Government & Government Sponsored Enterprises Money Market Fund refers to Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.
Lord, Abbett & Co. LLC or Lord Abbett refers to the Fund's investment adviser.
About the Fund. The Fund is a professionally managed portfolio primarily holding securities purchased with the pooled money of investors. It strives to reach its stated goal; although, as with all mutual funds, it cannot guarantee results.

THE FUND
2

U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND

MAIN RISKS

The Fund's yield may vary in response to changes in interest rates and other market factors.

The Fund generally invests a substantial portion of its assets in securities issued by various government-sponsored enterprises. Some of these securities, such as those issued by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government (i.e., the payment of principal and interest on those securities is unconditionally guaranteed by the U.S. Government). Others are not guaranteed by the U.S. Government, but are supported only by the credit of the government-sponsored enterprise itself and the discretionary authority of the U.S. Treasury to purchase the enterprise's obligations, such as securities of the Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Federal Home Loan Banks and Federal Agricultural Mortgage Corporation. There is no assurance that the U.S. Government will provide financial support to government-sponsored enterprises that are not supported by the full faith and credit of the U.S. Government.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund is not a complete investment program and may not be appropriate for all investors.

THE FUND
3

U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Class I shares from calendar year to calendar year.

Bar Chart (per calendar year) — Class I Shares

Best Quarter 3rd Q '06 +1.16%  Worst Quarter 1st Q '05 +0.42%

The Fund's Class I shares total return for the nine-month period from January 1, 2008 to September 30, 2008 was 1.44%.

THE FUND
4

U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND

For the Fund's current 7-day yield, call toll-free 800-426-1130.

The table below shows the Fund's Class I performance over time.

Average Annual Total Returns

(for periods ended December 31, 2007)

Class	1 Year	Life of Fund(1)
Class I Shares	4.50%	3.60%
Lipper Average
Lipper Institutional U.S. Government Money Market Funds Average (reflects no deduction of fees, expenses or taxes, and is not necessarily representative of the Fund's performance)	4.86%	4.00	%(2)

  (1)  The Fund's Class I shares start of performance date was October 19, 2004.

  (2)  Represents total return for the period 10/31/04 – 12/31/07, to correspond closely with the Class I period shown.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.

Fee Table	Class I
Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge	None
Annual Fund Operating Expenses (Expenses deducted from Fund assets) (as a % of average net assets) (1)
Management Fees (See "Management") (1)	0.47%
Other Expenses(2)	0.43%
Total Operating Expenses	0.90%
Expense Reimbursements(3)(4)	(0.15	)%(5)
Net Expenses(3)(4)	0.75	%(5)

  (1)  "Management fees" are payable to Lord, Abbett & Co. LLC ("Lord Abbett") for the Fund's investment management.

  (2)  "Other expenses" include fees paid for miscellaneous items such as shareholder services, professional services, administrative services provided by Lord Abbett, and fees to certain Financial Intermediaries (as defined below) for providing recordkeeping or other administrative services in connection with investments in the Fund.

  (3)  For the period from November 1, 2008 through October 31, 2009, Lord Abbett has contractually agreed to reimburse a portion of the Fund's expenses to the extent necessary to maintain Net Expenses at an aggregate annualized rate of 0.75% of average daily net assets for Class I shares.

  (4)  Lord Abbett is voluntarily reimbursing a portion of the Fund's expenses so that the Fund's net expenses do not exceed an aggregate annualized rate of 0.70% of average daily net assets for Class I shares. Lord Abbett may stop the voluntary reimbursement or change the level of its reimbursement at any time.

  (5)  These amounts have been restated from fiscal year amounts to reflect current fees and expenses.

THE FUND
5

U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses are the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class I Shares	$77	$272	$484	$1,094

THE FUND
6

ADDITIONAL INVESTMENT INFORMATION

Information on Portfolio Holdings. The Fund's Annual and Semiannual Reports, which are sent to shareholders and filed with the SEC, contain information about the Fund's portfolio holdings, including a complete schedule of holdings. The Fund also files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q as of the end of its first and third fiscal quarters.

In addition, on or about the first day of the second month following each calendar quarter-end, the Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The Fund also may make publicly available other portfolio related information within 15 days following the end of each calendar month for which such information is made available. Such information may include: a list of the largest portfolio positions; portfolio commentaries; portfolio performance attribution information; "fact sheets" or similar updates; and certain other information regarding one or more portfolio positions. This information will remain available until the schedule, list, commentary, fact sheet, or performance attribution or other information for the next month is publicly available. You may view this information for the most recently ended calendar quarter or month at www.lordabbett.com under the Fund's holdings tab or request a copy at no charge by calling Lord Abbett at 888-522-2388.

From time to time, a portfolio manager, analyst, or other Lord Abbett employee may express observations and/or opinions regarding macroeconomic, geopolitical, market sector, industry, issuer-specific, or other developments. The observations and/or opinions expressed by such person do not necessarily represent the observations and/or opinions of Lord Abbett or any other person associated with Lord Abbett. Any such observations and/or opinions are subject to change at any time for any reason, and Lord Abbett disclaims any responsibility to update such observations and/or opinions. These observations and/or opinions may not be relied upon as investment advice and, because investment decisions for Lord Abbett Funds are based on multiple factors, may not be relied upon as any indication of trading intent on behalf of any Lord Abbett Fund.

For more information on the Fund's policies and procedures with respect to the disclosure of its portfolio holdings and ongoing arrangements to make available such information on a selective basis to certain third parties, please see "Investment Policies – Policies and Procedures Governing the Disclosure of Portfolio Holdings" in the Statement of Additional Information.

THE FUND
7

MANAGEMENT

Board of Directors. The Board oversees the management of the business and affairs of the Fund. The Board meets regularly to review the Fund's portfolio investments, performance, expenses, and operations. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. At least 75 percent of the Board members are independent of Lord Abbett.

Each year in December the Board considers whether to approve the continuation of the existing management and administrative services agreements between the Fund and Lord Abbett. A discussion regarding the basis for the Board's approval is available in the Fund's Semiannual Report to Shareholders for each six-month period ending December 31.

Investment Adviser. The Fund's investment adviser is Lord, Abbett & Co. LLC, which is located at 90 Hudson Street, Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with assets under management of approximately $94.7 billion in 52 mutual funds and other advisory accounts as of August 29, 2008.

Management Fee. Lord Abbett is entitled to an annual management fee based on the Fund's average daily net assets. The management fee is calculated daily and payable monthly at the following annual rates:

.50% on the first $250 million of average daily net assets;
.45% on the next $250 million of average daily net assets; and
.40% on the Fund's average daily net assets over $500 million.

For the fiscal year ended June 30, 2008, the fee paid to Lord Abbett was at an effective annual rate of 0.47% of the Fund's average daily net assets. In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at the annual rate of 0.04% of the Fund's average daily net assets. The Fund pays all expenses not expressly assumed by Lord Abbett. For more information about the services Lord Abbett provides to the Fund, see the Statement of Additional Information.

THE FUND
8

YOUR INVESTMENT

PURCHASES

Class I shares. You may purchase Class I shares at the net asset value ("NAV") per share next determined after we receive your purchase order submitted in proper form. We will not consider an order to be in proper form until we have certain identifying information required under applicable law. For more information see below. No sales charges apply.

Proper Form. An initial purchase order submitted directly to the Fund must contain: (1) a completed application with all applicable requested information and (2) payment by check. When purchases are made by check, redemption proceeds will not be paid until the Fund or transfer agent is advised that the check has cleared, which may take up to 15 calendar days. For more information, please call the Fund at 888-522-2388.

See "Procedures Required by the USA PATRIOT Act" for more information.

Pricing of Fund Shares. NAV per share for each class of Fund shares is calculated, under normal circumstances, each business day at the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time. Purchases and sales of Fund shares are executed at the NAV next determined after the Fund receives your order in proper form. Assuming they are in proper form, purchase and sale orders must be placed by the close of trading on the NYSE in order to receive that day's NAV; orders placed after the close of trading on the NYSE will receive the next day's NAV. In calculating NAV, securities are valued at cost plus (minus) amortized discount (premium), if any, pursuant to regulatory requirements applicable to money market funds.

Excessive Trading and Market Timing. The Fund has not adopted policies and procedures that are designed to prevent or stop excessive, short-term or market timing trading practices ("frequent trading"). The Fund, like other money market funds, is designed to be used by investors for cash management purposes or as a short-term investment vehicle similar to a bank account. Money market funds seek to maintain a stable share price of $1.00 and typically do not fluctuate in value based on market prices. Therefore, money market funds themselves generally are not subject to market timing. However, to the extent that there is frequent trading, it may disrupt management of the Fund, raise its expenses, and harm long-term shareholders in a variety of ways. For example, volatility resulting from frequent trading may cause the Fund difficulty in managing its investments because it cannot anticipate the amount of cash it will have to invest. The Fund may find it necessary to sell portfolio securities at disadvantageous times to raise

As of the date of this Prospectus, the Fund offers Class I shares only to participants in the Lord Abbett 401(k) Profit Sharing Plan. In the future, Class I shares may be offered to other investors.

YOUR INVESTMENT
9

cash to meet the redemption demands resulting from such frequent trading. Each of these, in turn, could increase tax, administrative and other costs, and reduce the Fund's investment return.

We reserve the right to modify, restrict or reject any purchase order or exchange request if the Fund or Lord Abbett Distributor LLC determines that it is in the best interests of the Fund and its shareholders. All purchase orders are subject to our acceptance.

Other funds in the Lord Abbett Family of Funds have adopted policies and procedures that are designed to identify and prevent or stop frequent trading. If you plan to exchange your Fund shares for shares of another Lord Abbett Fund, please read the prospectus of the other fund.

Who May Invest? Class I shares are currently available for purchase by the following entities:

•  Registered investment advisers ("Adviser") investing on behalf of clients, provided that the Adviser:

(i)  is not affiliated or associated with a broker or dealer primarily engaged in the retail securities business ("Broker-Dealer");

(ii)  derives its compensation for its services exclusively from its clients for such advisory services; and

(iii)  has entered into an appropriate agreement with the Fund and/or Lord Abbett Distributor LLC for such purchases.

•  Institutional investors, such as retirement plans ("Plans"), companies, foundations, trusts, endowments and other entities where the total amount of potential investable assets exceeds $10 million, that were not introduced to Lord Abbett by persons associated with a Broker-Dealer.

•  Each registered investment company within the Lord Abbett Family of Funds that operates as a fund of funds and, at the discretion of Lord Abbett Distributor LLC, other registered investment companies that are not affiliated with Lord Abbett and operate as a fund of funds.

In addition, Class I shares may be available for purchases by or on behalf of Financial Intermediaries for clients that pay the Financial Intermediaries fees for services that include investment advisory or management services, provided that

Lord Abbett Distributor LLC ("Lord Abbett Distributor") acts as agent for the Fund to work with investment professionals that buy and/or sell shares of the Fund on behalf of their clients. Generally, Lord Abbett Distributor does not sell Fund shares directly to investors.
Financial Intermediaries include broker-dealers, registered investment advisers, banks, trust companies, certified financial planners, third-party administrators, recordkeepers, trustees, custodians, financial consultants and insurance companies.

YOUR INVESTMENT
10

the Financial Intermediaries or their trading agents have entered into special arrangements with and agreeable to the Fund and/or Lord Abbett Distributor LLC specifically for such purchases. Financial Intermediaries should contact Lord Abbett Distributor LLC to determine whether the Financial Intermediary may be eligible for such purchases.

How Much Must You Invest? You may buy Fund shares through any independent securities dealer having a sales agreement with Lord Abbett Distributor, our principal underwriter. Place your order with your investment dealer or send the money to the Fund (P.O. Box 219366, Kansas City, MO 64121). The minimum initial investment is $1 million, except for (1) certain purchases through or by Financial Intermediaries or Advisers that charge a fee for services that include investment advisory or management services, and (2) purchases by Plans meeting the eligibility requirements described in the preceding paragraph, which have no minimum. This offering may be suspended, changed or withdrawn by Lord Abbett Distributor, which reserves the right to reject any order.

Procedures Required by the USA PATRIOT Act. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions including the Fund to obtain, verify, and record information that identifies each person who opens an account. What this means for you – when you open an account, we will ask for your name, address, date of birth, Social Security number or similar number, and other information that will allow us to identify you. We will ask for similar information in the case of persons who will be signing on behalf of a legal entity that will own the account. We also may ask for copies of documents. If we are unable to obtain the required information within a short period of time after you try to open an account, we will return your Application. Your monies will not be invested until we have all required information. You also should know that we may verify your identity through the use of a database maintained by a third party or through other means. If we are unable to verify your identity, we may liquidate and close the account. This may result in adverse tax consequences. In addition, the Fund reserves the right to reject purchase orders accompanied by cash, cashier's checks, money orders, bank drafts, traveler's checks, and third party or double-endorsed checks, among others.

Buying Shares Through Your Dealer. Orders for shares received by the Fund prior to the time the NAV per share is calculated, or received by dealers and Lord Abbett Distributor prior to such time, will be confirmed at the NAV next determined, see "Class I shares" above. The dealer is responsible for the timely transmission of orders to Lord Abbett Distributor.

YOUR INVESTMENT
11

Buying Shares By Wire. To open an account, call 888-522-2388, Institutional Trade Dept., to set up your account and to arrange a wire transaction. Wire to: UMB, N.A., Kansas City, routing number – 101000695, bank account number: 987800033-3, FBO: (account name) and (your Lord Abbett account number). Specify the complete name of the Fund, note Class I shares and include your new account number and your name. To add to an existing account, wire to: UMB, N.A., Kansas City, routing number – 101000695, bank account number: 987800033-3, FBO: (account name) and (your Lord Abbett account number). Specify the complete name of the Fund, note Class I shares and include your account number and your name.

REDEMPTIONS

Redemptions of Fund shares are executed at the NAV next determined after the Fund receives your order in proper form. In the case of redemptions involving Retirement and Benefit Plans, you may be required to provide the Fund with one or more completed forms before your order will be executed. For more information, please call 888-522-2388.

By Broker. Call your investment professional for instructions on how to redeem your shares.

By Telephone. To obtain the proceeds of a redemption of less than $50,000 from your account, you or your representative should call the Fund at 888-522-2388.

Online. If you have direct account access privileges, you may submit a redemption request online by logging onto www.lordabbett.com and entering your account information and personal identification data.

By Mail. Submit a written redemption request indicating the name(s) in which the account is registered, the Fund's name, the class of shares, your account number, and the dollar value or number of shares you wish to redeem and include all necessary signatures.

If you have direct account access privileges, redemption proceeds may be paid by electronic transfer via an automated clearing house ("ACH") deposit to your bank account on record with the Fund; otherwise normally a check will be mailed to the name(s) and address in which the account is registered (or otherwise according to your instruction) within three business days after receipt of your redemption

Telephone and Online Transactions. For your security, telephone and online transactions requests are recorded. We will take measures to verify the identity of the person calling or submitting a request online, such as asking for your name, account number, personal identification number and other relevant information. The Fund will not be liable for following instructions communicated by telephone or online that it reasonably believes to be genuine.

YOUR INVESTMENT
12

request. Your account balance must be sufficient to cover the amount being redeemed or your redemption order will not be processed. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities laws.

If the signer has any legal capacity (i.e., the authority of an individual to act on behalf of an entity or other person(s)), the signature and capacity must be guaranteed by an Eligible Guarantor. Certain other legal documentation may be required. For more information regarding proper documentation, please call 888-522-2388.

A Guaranteed Signature is designed to protect you from fraud by verifying your signature. We require a Guaranteed Signature by an Eligible Guarantor on requests for:

•  a redemption check for which you have the legal capacity to sign on behalf of another person or entity (i.e., on behalf of an estate or on behalf of a corporation);

•  a redemption check payable to anyone other than the shareholder(s) of record;

•  a redemption check to be mailed to an address other than the address of record;

•  a redemption check payable to a bank other than the bank we have on file; or

•  a redemption for $50,000 or more.

By Wire. In order to receive funds by wire, our servicing agent must have the wiring instructions on file. To verify that this feature is in place, call 888-522-2388, Institutional Trading Dept. (minimum wire: $1,000). Your wire redemption request must be received by the Fund before the close of the NYSE for money to be wired on the next business day.

Eligible Guarantor is any broker or bank that is usually a member of the medallion stamp program. Most major securities firms and banks are members of this program. A notary public is not an eligible guarantor.
Guaranteed Signature. An acceptable form of guarantee would be as follows:
• In the case of an estate -
Robert A. Doe Executor of the Estate of John W. Doe
[Date]

• In the case of a corporation -ABC Corporation
Mary B. Doe
By Mary B. Doe, President [Date]

YOUR INVESTMENT
13

Redemptions in Kind. The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that the Fund would do so except in unusual circumstances. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

DISTRIBUTIONS AND TAXES

The Fund normally declares dividends from its net investment income daily and pays such dividends monthly. The Fund pays distributions of short-term capital gains (if any) annually. For U.S. federal income tax purposes, any distributions of dividends from net investment income and short-term capital gains are taxable as ordinary income to shareholders, other than tax-exempt shareholders (including certain retirement plan shareholders as discussed below), regardless of whether paid in cash or reinvested in additional Fund shares. The Fund does not expect to make any distributions of long-term capital gains to shareholders. Distributions will be reinvested in Fund shares unless you instruct the Fund to pay them to you in cash.

Sales, redemptions and exchanges of Fund shares are taxable events for shareholders that are subject to tax, but generally will not result in taxable gain or loss as long as the Fund successfully maintains a constant NAV of $1.00 per share.

Shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, generally are not subject to U.S. federal income tax on Fund dividends or distributions or on sales or exchanges of Fund shares. However, in the case of Fund shares held through a nonqualified deferred compensation plan, Fund dividends and distributions received by the plan and sales and exchanges of Fund shares by the plan generally will be taxable to the employer sponsoring such plan in accordance with U.S. federal income tax laws governing deferred compensation plans.

A plan participant whose retirement plan invests in the Fund generally is not taxed on Fund dividends or distributions received by the plan or on sales or exchanges of Fund shares by the plan for U.S. federal income tax purposes. However, distributions to plan participants from a retirement plan generally are taxable to plan participants as ordinary income.

You must provide your Social Security number or other taxpayer identification number to the Fund when you open an account. If you do not or it is otherwise

YOUR INVESTMENT
14

legally required to do so, the Fund will withhold 28% "backup withholding" tax from your distributions, sale proceeds and any other payments to you.

Certain tax reporting information concerning the tax treatment of Fund distributions will be mailed to shareholders each year. Because everyone's tax situation is unique, you should consult your tax adviser regarding the treatment of such distributions under the federal, state, local and foreign tax rules that apply to you.

OTHER SERVICES FOR FUND INVESTORS

Telephone and Online Purchases and Redemptions. Shareholders, other than shareholders who hold their shares in an account maintained by a broker-dealer, may have direct account access privileges with the Fund, which allows shareholders to purchase or redeem shares by telephone or online. For new accounts, you may obtain direct account access privileges by completing the Account Application (including providing your bank information) and indicating that you wish telephone or online trading privileges. For existing accounts, you may obtain telephone or online trading privileges by submitting an Application for ACH Electronic Funds Transfer. Transactions by telephone or online may be difficult to submit during times of drastic economic or market changes or during other times where communications may be difficult. When initiating a transaction by telephone or online, shareholders should be aware of the following considerations:

Security. The Fund and its service providers employ verification and security measures for your protection. You should note, however, that any person with access to your account and other personal information (including personal identification number) may be able to submit instructions by telephone or online. The Fund will not be liable for relying on instructions submitted by telephone or online that the Fund reasonably believes to be genuine.

Online Confirmation. The Fund is not responsible for online transaction requests that may have been sent but not received in good order. Requested transactions received by the Fund in good order are confirmed at the completion of the order and your requested transaction will not be processed unless you receive the confirmation message.

No Cancellations. You will be asked to verify the requested transaction and may cancel the request before it is submitted to the Fund. The Fund will not cancel a transaction submitted once it has been received (in good order) and is confirmed at the end of the telephonic or online transaction.

YOUR INVESTMENT
15

Insufficient Account Value. If you request a redemption transaction for a specific amount and your account value at the time the transaction is processed is less than the requested redemption amount, the Fund will deem your request as a request to liquidate your entire account.

Insufficient Funds. If you request a purchase and your bank account does not have sufficient funds to complete the transaction at the time it is presented to your bank, your requested transaction will be reversed and you will be subject to any and all losses, fees and expenses incurred by the Fund in connection with processing the insufficient funds transaction. The Fund reserves the right to liquidate all or a portion of your account to cover such losses, fees and expenses.

Telephone Exchange Privilege. Class I shares may be exchanged without a service charge for Class I shares of any Eligible Fund among the Lord Abbett-sponsored funds.

Account Statements. Every investor automatically receives quarterly account statements.

Householding. We have adopted a policy that allows us to send only one copy of the Fund's Prospectus, proxy material, Annual Report and Semiannual Report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call us at 888-522-2388 or send a written request with your name, the name of your fund or funds, and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219366, Kansas City, MO 64121.

Account Changes. For any changes you need to make to your account, consult your investment professional or call the Fund at 888-522-2388.

Revenue Sharing and Other Payments to Dealers and Financial Intermediaries. Lord Abbett, Lord Abbett Distributor and the Fund may make other payments to dealers and other firms authorized to accept orders for Fund shares (collectively, "Dealers").

Lord Abbett or Lord Abbett Distributor makes payments to Dealers in its sole discretion, at its own expense and out of its own resources (including revenues from advisory fees) and without additional cost to the Fund or the Fund's shareholders. This compensation from Lord Abbett is not reflected in the fees and

Exchange Limitations. As described under "Your Investment – Purchases," we reserve the right to modify, restrict or reject any exchange request if the Fund or Lord Abbett Distributor determines it is in the best interests of the Fund and its shareholders. The Fund also may revoke the privilege for all shareholders upon 60 days' written notice.
Eligible Fund. An Eligible Fund is any Lord Abbett-sponsored fund offering Class I shares.

YOUR INVESTMENT
16

expenses listed above in the Fee Table section of this Prospectus. The payments may be for activities including but not limited to the following:

•  marketing and/or distribution support for Dealers;

•  the Dealers' and their investment professionals' shareholder servicing efforts;

•  training and education activities for the Dealers, their investment professionals and/or their clients or potential clients;

•  certain information regarding Dealers and their investment professionals;

•  sponsoring or otherwise bearing, in part or in whole, the costs for other meetings of Dealers' investment professionals and/or their clients or potential clients;

•  the purchase of products or services from the Dealers, such as investment research, software tools or data for investment analysis purposes;

•  certain Dealers' costs associated with orders relating to Fund shares ("ticket charges"); and/or

• any other permissible activity that Lord Abbett or Lord Abbett Distributor, in its sole discretion, believes would facilitate sales of Fund shares.

Some of these payments are sometimes called "revenue sharing" payments. Most of these payments are intended to reimburse Dealers directly or indirectly for the costs they or their investment professionals incur in connection with educational seminars and training efforts about the Lord Abbett Funds to enable the Dealers and their investment professionals to make recommendations and provide services that are suitable and useful in meeting shareholder needs, as well as to maintain the necessary infrastructure to make the Lord Abbett Funds available to shareholders. The costs and expenses related to these efforts may include travel, lodging, entertainment and meals, among other things.

Lord Abbett or Lord Abbett Distributor may benefit from revenue sharing if the Dealer features the Fund in its sales system (such as by placing the Fund on its preferred fund list or giving access on a preferential basis to members of the Financial Intermediary's sales force or management). In addition, Lord Abbett Distributor may agree to participate in the Dealer's marketing efforts (such as by helping to facilitate or provide financial assistance for conferences, seminars or other programs at which Lord Abbett personnel may make presentations on the Fund to the intermediary's sales force). To the extent the Dealers sell more shares of the Fund or retain shares of the Fund in their clients' accounts, Lord Abbett receives greater management and other fees due to the increase in the Fund's assets. Although a Dealer may request additional compensation from Lord Abbett

YOUR INVESTMENT
17

to offset costs incurred by the Dealer servicing its clients, the Dealer may earn a profit on these payments, if the amount of the payment exceeds the Dealer's costs.

Lord Abbett or Lord Abbett Distributor, in its sole discretion, determines the amounts of payments to Dealers, with the exception of purchases of products or services and certain expense reimbursements. Lord Abbett and Lord Abbett Distributor consider many factors in determining the amount of any additional payments to Dealers. These factors include, but are not limited to, the Dealer's sales, assets and redemption rates relating to Lord Abbett Funds, penetration of Lord Abbett Fund sales among investment professionals within the Dealer, and the potential to expand Lord Abbett's relationship with the Dealer. Lord Abbett and Lord Abbett Distributor also may take into account other business relationships Lord Abbett has with a Dealer, including other Lord Abbett financial products or advisory services sold by or provided to a Dealer or one or more of its affiliates. Based on its analysis of these factors, Lord Abbett groups most Dealers into tiers, each of which is associated with a particular maximum amount of revenue sharing payments expressed as a percentage of assets of the Lord Abbett Funds attributable to that particular Dealer. The tiered payments generally range from 0.02% to 0.10% of Lord Abbett Fund assets attributable to the Dealer and/or its investment professionals. For certain relationships with Dealers selling the Lord Abbett Funds in connection with variable insurance products, Lord Abbett or Lord Abbett Distributor may make payments generally ranging from 0.05% to 0.15% of the related Lord Abbett Funds' assets and/or sales. However, Lord Abbett or Lord Abbett Distributor from time to time may pay revenue sharing in excess of these amounts to cultivate new relationships with Dealers it believes have the potential to sell significant amounts of Fund shares. In such cases, Lord Abbett expects that over time, as these relationships grow, the amount of revenue sharing paid to such Dealers would conform to levels that fall within the ranges described above. The payments may not include payments for certain items, such as training and education activities, other meetings, and the purchase of certain products and services from the Dealers. On occasion, Lord Abbett also may make payments to Dealers on a basis unrelated to its assessment of the prospects for a long-term distribution relationship. Not all Dealers receive revenue sharing payments and the amount of revenue sharing may vary for different Dealers. Lord Abbett or Lord Abbett Distributor may choose not to make payments in relation to certain of the Lord Abbett Funds or certain classes of shares of any given Fund. In addition, Lord Abbett's method of calculating revenue sharing payments may be different from the methods that the Dealers use. Please refer to the Fund's Statement of Additional Information for additional information relating to revenue sharing payments.

YOUR INVESTMENT
18

Neither Lord Abbett nor Lord Abbett Distributor makes payments directly to a Dealer's investment professionals, but rather they are made solely to the Dealer itself (with the exception of expense reimbursements related to the attendance of a Dealer's investment professionals at training and education meetings and at other meetings involving the Lord Abbett Funds). The Dealers receiving additional payments include those that may recommend that their clients consider or select the Fund or other Lord Abbett Funds for investment purposes, including those that may include one or more of the Lord Abbett Funds on a "preferred" or "recommended" list of mutual funds. In some circumstances, the payments may create an incentive for a Dealer or its investment professionals to recommend or sell shares of Lord Abbett Funds to a client over shares of other funds. For more specific information about any additional payments, including revenue sharing, made to your Dealer, please contact your investment professional.

The Fund's portfolio transactions are not used to compensate Dealers that sell shares of the Lord Abbett Funds. Lord Abbett places the Fund's portfolio transactions with broker-dealers based on their ability to provide the best net results from the transaction to the Fund. If Lord Abbett determines that a Dealer can provide the Fund with the best net results, Lord Abbett may place the Fund's portfolio transactions with the Dealer even though it sells or has sold shares of the Fund. In no event, however, does or will Lord Abbett give any consideration to a Dealer's sales in deciding which Dealer to choose to execute the Fund's portfolio transactions. Lord Abbett maintains policies and procedures designed to ensure that it places portfolio transactions based on the Fund's receipt of the best net results. These policies and procedures also permit Lord Abbett to give consideration to proprietary investment research a Dealer may provide to Lord Abbett.

Payments for Recordkeeping, Networking, and Other Services. In addition to the payments from Lord Abbett or Lord Abbett Distributor described above, from time to time, Lord Abbett and Lord Abbett Distributor may have other relationships with Financial Intermediaries relating to the provision of services to the Fund, such as providing omnibus account services or executing portfolio transactions for the Fund. The Fund generally may pay recordkeeping fees for services provided to plans where the account is a plan-level or fund-level omnibus account and plan participants have the ability to determine their investments in particular mutual funds. If your intermediary provides these services, Lord Abbett or the Fund may compensate the intermediary for these services. In addition, your intermediary may have other relationships with Lord Abbett or Lord Abbett Distributor that are not related to the Fund.

For example, the Lord Abbett Funds may enter into arrangements with and pay fees to Financial Intermediaries that provide recordkeeping or other

YOUR INVESTMENT
19

subadministrative services to certain groups of investors in the Lord Abbett Funds, including participants in Retirement and Benefit Plans, investors in mutual fund advisory programs, investors in variable insurance products and clients of Financial Intermediaries that operate in an omnibus environment (collectively, "Investors"). The recordkeeping services typically include: (a) establishing and maintaining Investor accounts and records; (b) recording Investor account balances and changes thereto; (c) arranging for the wiring of funds; (d) providing statements to Investors; (e) furnishing proxy materials, periodic Lord Abbett Fund reports, prospectuses and other communications to Investors as required; (f) transmitting Investor transaction information; and (g) providing information in order to assist the Lord Abbett Funds in their compliance with state securities laws. The fees Lord Abbett Funds pay are designed to compensate Financial Intermediaries for such services.

The Lord Abbett Funds may also pay fees to broker-dealers for networking services. Networking services may include but are not limited to:

•  establishing and maintaining individual accounts and records;

•  providing client account statements; and

•  providing 1099 forms and other tax statements.

The networking fees that the Lord Abbett Funds pay to broker-dealers normally result in reduced fees paid by the Fund to the transfer agent, which would otherwise provide these services.

Financial Intermediaries may charge additional fees or commissions other than those disclosed in this Prospectus, such as a transaction based fee or other fee for its service, and may categorize and disclose these arrangements differently than the discussion above and in the Fund's Statement of Additional Information. You may ask your Financial Intermediary about any payments it receives from Lord Abbett or the Fund, as well as about fees and/or commissions it charges.

YOUR INVESTMENT
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FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

This table describes the Fund's performance for the fiscal periods indicated. "Total Return" shows how much your investment in the Fund would have increased (or decreased) during each period, without considering the effects of sales loads and assuming you had reinvested all dividends and distributions. These Financial Highlights have been audited by Deloitte & Touche LLP, the Fund's independent registered public accounting firm, in conjunction with their annual audits of the Fund's financial statements. Financial statements and the Report of Independent Registered Public Accounting Firm thereon appear in the 2008 Annual Report to Shareholders and are incorporated by reference in the Statement of Additional Information, which is available upon request. Certain information reflects financial results for a single Fund share.

	Class I Shares
	Year Ended 6/30			10/20/2004(a) to
	2008	2007	2006	6/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Investment operations:
Net investment income(b)	.03	.05	.03	.01
Distributions to shareholders from:
Net investment income	(.03)	(.05)	(.03)	(.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total Return(c)	3.21%	4.68%	3.51%	1.18	%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.70%	.70%	.70%	.53	%(d)
Expenses, excluding expense reductions and including expenses assumed	.70%	.70%	.70%	.53	%(d)
Expenses, excluding expense reductions and expenses assumed	.90%	.92%	1.01%	.67	%(d)
Net investment income	3.12%	4.58%	3.50%	1.21	%(d)
Supplemental Data:
Net assets, end of period (000's)	$10,925	$6,800	$7,024	$5,057

  (a)  Commencement of offering of class shares.

  (b)  Calculated using average shares outstanding during the period.

  (c)  Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

  (d)  Not annualized.

FINANCIAL INFORMATION
21

NOTES:

NOTES:

NOTES:

To Obtain Information:
By telephone. For shareholder account inquiries and for literature requests call the Fund at: 888-522-2388.
By mail. Write to the Funds at: The Lord Abbett Family of Fund 90 Hudson Street Jersey City, NJ 07302-3973
Via the Internet. Lord, Abbett & Co. LLC www.lordabbett.com
Text only versions of Fund documents can be viewed online or downloaded from the SEC: www.sec.gov.
You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-551-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending your request electronically to publicinfo@sec.gov.

ADDITIONAL INFORMATION

More information on the Fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORT

The Fund's Annual and Semiannual Reports contain more information about the Fund's investments and performance. The Annual Report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year. The Reports are available, free of charge at www.lordabbett.com, and through other means, as indicated on the left.

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

The SAI provides more details about the Fund and its policies. A current SAI is on file with the Securities and Exchange Commission ("SEC") and is incorporated by reference (is legally considered part of this Prospectus). The SAI is available free of charge at www.lordabbett.com, and through other means, as indicated on the left.

Lord Abbett U.S. Government & Government
Sponsored Enterprises Money Market Fund, Inc.

Lord Abbett Mutual Fund shares are distributed by: LORD ABBETT DISTRIBUTOR LLC

LAMM-I-1
(11/08)

SEC File Number: 811-02924

LORD ABBETT

Statement of Additional Information	November 1, 2008

Lord Abbett U.S. Government & Government

Sponsored Enterprises Money Market Fund

(Class A, B, & C Shares)

This Statement of Additional Information (“SAI”) is not a Prospectus.  A Prospectus may be obtained from your securities dealer or from Lord Abbett Distributor LLC (“Lord Abbett Distributor”) at 90 Hudson Street, Jersey City, NJ 07302-3973.  This SAI relates to, and should be read in conjunction with, the Prospectus for the Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (the “Money Market Fund” or “Fund”) dated November 1, 2008. Certain capitalized terms used throughout this SAI are defined in the Fund’s Prospectus.

Shareholder account inquiries should be made by directly contacting the Fund or by calling 888-522-2388. The Annual and Semiannual Reports to Shareholders are available without charge, upon request by calling 888-522-2388.  In addition, you can make inquiries through your dealer.

1.

Fund History

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “Act”).  The Fund was organized as a Maryland corporation on May 9, 1979. The Fund was formerly known as Lord Abbett U.S. Government Securities Money Market Fund, Inc. and changed its name effective October 1, 2003. The Fund has 1,500,000,000 shares of authorized capital stock consisting of four classes (A, B, C, and I), $.001 par value. Only Classes A, B, and C are offered in this SAI.  The Board of Directors (the “Board”) will allocate these authorized shares of capital stock among the classes from time to time.  Class A and Class B shares may be purchased directly and may be acquired in exchange for shares of the same class of another Lord Abbett-sponsored fund.  Class C shares may be acquired only in exchange for shares of the same class of another Lord Abbett-sponsored fund.  See “Telephone and Online Exchange Privileges” under “Purchases, Redemptions, Pricing and Payments to Dealers” for more information. Effective September 28, 2007, Class Y shares were renamed Class I.  The Fund’s Class I shares are described in a separate statement of additional information.

2.

Investment Policies

Fundamental Investment Restrictions.  The Fund’s investment objective in the Prospectus cannot be changed without approval of a majority of the Fund’s outstanding shares (as defined in the Act). The Fund is also subject to the following fundamental investment restrictions that cannot be changed without approval of a majority of the Fund’s outstanding shares (as defined in the Act).

The Fund may not:

(1)

borrow money, except that (i) the Fund may borrow from banks (as defined in the Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law (1);

(2)	pledge its assets (other than to secure borrowings, or to the extent permitted by the Fund’s investment policies as permitted by applicable law)(2);

(3)

engage in the underwriting of securities, except pursuant to a merger or acquisition or to the extent that, in connection with the disposition of its portfolio securities, it may be deemed to be an underwriter under federal securities laws;

(4)

make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investments in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be subject to this limitation, and except further that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law;

(5)

buy or sell real estate, although the Fund may buy short-term securities secured by real estate or interests therein, or issued by companies which invest in real estate or interests therein, nor may the Fund buy or sell commodities or commodity contracts, interests in oil, gas or other mineral exploration or development programs;

(1)	Section 12(a)(1) of the Act currently prohibits the Fund from purchasing any security on margin, except such short-term credits as are necessary for the clearance of transactions.

(2)

Section 18(f)(1) prohibits the Fund from pledging more than one-third of its total assets (taken at current value) to secure borrowings made in accordance with the investment restrictions above. For the purpose of this restriction the deposit of assets in a segregated account with the Fund’s custodian in connection with any of the Fund’s investment transactions is not considered to be a pledge of the Fund’s assets.

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(6)

with respect to 75% of the gross assets of the Fund, buy securities of one issuer representing more than 5% of the Fund’s gross assets, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

(7)	invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding U.S. Government securities as described in the Fund’s prospectus);

(8)	issue senior securities to the extent such issuance would violate applicable law; or

(9)	buy common stocks or other voting securities.

Compliance with these investment restrictions will be determined at the time of the purchase or sale of the security, except in the case of the first restriction, with which the Fund must comply on a continuous basis.

Non-Fundamental Investment Restrictions. In addition to the Fund’s investment objective in the Prospectus and the investment restrictions above that cannot be changed without shareholder approval, the Fund is also subject to the following non-fundamental investment restrictions that may be changed by the Board without shareholder approval.

The Fund may not:

(1)	make short sales of securities or maintain a short position except to the extent permitted by applicable law;

(2)

invest knowingly more than 10% of its net assets (at the time of investment) in illiquid securities, except for securities qualifying for resale under Rule 144A under the Securities Act of 1933, determined by Lord Abbett to be liquid, subject to the oversight of the Board (in accordance with currently applicable Securities and Exchange Commission (“SEC”) requirements);

(3)	invest in the securities of other investment companies except as permitted by applicable law;

(4)

invest in warrants if, at the time of the acquisition, its investment in warrants, valued at the lower of cost or market, would exceed 5% of the Fund’s total assets (included within such limitation, but not to exceed 2% of the Fund’s total assets, are warrants which are not listed on the New York or American Stock Exchange or a major foreign exchange);

(5)	write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except to the extent permitted in the Fund’s Prospectus and SAI, as they may be amended from time to time; or

(6)	buy from or sell to any of the Fund’s officers, directors, employees, or its investment adviser or any of the adviser’s officers, partners or employees, any securities other than shares of the Fund.

Compliance with these investment restrictions will be determined at the time of the purchase or sale of the security except in the case of the second and fourth non-fundamental restrictions, with which the Fund must comply at the time of purchase.  A Fund will not be required to sell illiquid securities if it exceeds the 15% limit due to market activity on the sale of liquid securities, however, in these situations the Fund will take appropriate measures to reduce the percentage of its assets invested in illiquid securities.

Additional Information on Portfolio Risks, Investments, and Techniques.  This section provides further information on certain types of investments and investment techniques that may be used by the Fund, including their associated risks.

Repurchase Agreements.  The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction by which the purchaser acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date.  The resale price reflects the purchase price plus an agreed-upon market rate of interest that is unrelated to the coupon rate or date of maturity of the purchased security.  The Fund requires at all times that the repurchase agreement be collateralized by cash or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises (“U.S. Government Securities”) having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). Such agreements permit the Fund to keep all of its assets at work while

3

retaining flexibility in pursuit of investments of a longer-term nature.

The use of repurchase agreements involves certain risks.  For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them.  Even though the repurchase agreements may have maturities of seven days or less, they may lack liquidity, especially if the issuer encounters financial difficulties. The Fund intends to limit repurchase agreements to transactions with dealers and financial institutions believed by Lord Abbett, as the investment manager, to present minimal credit risks.  Lord Abbett will monitor the creditworthiness of the repurchase agreement sellers on an ongoing basis.

U.S. Government Securities.  The Fund may invest in obligations of the U.S. Government and its agencies and instrumentalities, including Treasury bills, notes, bonds and certificates of indebtedness, that are issued or guaranteed as to principal or interest by the U.S. Treasury.

Securities of Government Sponsored Enterprises.  The Fund invests extensively in securities issued or guaranteed by agencies or instrumentalities of the U.S. Government, such as the Government National Mortgage Association (“Ginnie Mae”), Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Home Loan Banks (“FHLBanks”) and Federal Agricultural Mortgage Corporation (“Farmer Mac”).  Ginnie Mae is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured or guaranteed by the Federal Housing Administration, the Department of Veterans Affairs, the Rural Housing Service, or the U.S. Department of Housing and Urban Development.  Fannie Mae, Freddie Mac and Farmer Mac are federally chartered public corporations owned entirely by their shareholders; the FHLBanks are federally chartered corporations owned by their member financial institutions.

Although Fannie Mae, Freddie Mac, Farmer Mac, and the FHLBanks guarantee the timely payment of interest and ultimate collection of principal with respect to the securities they issue, their securities are not backed by the full faith and credit of the United States Government.

In early September 2008, the Federal Housing Finance Agency (the “FHFA”) placed each of Fannie Mae and Freddie Mac in conservatorship. With this action, the FHFA dismissed the chief executive officer and all the directors of each organization, and took over management. In its role as conservator of each of Fannie Mae and Freddie Mac, the FHFA obtained future support and capital investments from the U.S. Treasury, and in exchange the U.S. Treasury became a large shareholder. The FHFA took these actions largely to provide stronger backing for the holders of mortgage-backed securities, senior debt and subordinated debt.  There is no assurance, however, that such measures will remain effective. The FHFA’s conservatorship and the U.S. Treasury’s support and investment are subject to change or withdrawal.

Because the U.S. Government Securities in which the Fund invests have, in the aggregate, historically had lower risk profiles than corporate money market securities, the Fund has decided not to participate in the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds.

Policies and Procedures Governing Disclosure of Portfolio Holdings. The Board has adopted policies and procedures with respect to the disclosure of the Fund’s portfolio holdings and ongoing arrangements making available such information to the general public, as well as to certain third parties on a selective basis.  Among other things, the policies and procedures are reasonably designed to ensure that the disclosure is in the best interests of Fund shareholders and to address potential conflicts of interest between the Fund on the one hand and Lord Abbett and its affiliates or affiliates of the Fund on the other hand.  Except as noted below, the Fund does not provide its portfolio holdings to any third party until they are made available to the general public on Lord Abbett’s website at www.lordabbett.com or otherwise.  The exceptions are as follows:

1.

The Fund may provide its portfolio holdings to (a) third parties that render services to the Fund relating to such holdings (i.e., pricing vendors, ratings organizations, custodians, external administrators, independent registered public accounting firms, counsel, etc.), as appropriate to the service being provided to the Fund, on a daily, monthly, calendar quarterly or annual basis, and (b) third party consultants on a monthly or calendar quarterly basis for the sole purpose of performing their own analyses with respect to the Fund one day following each calendar period-end. The Fund may discuss or otherwise share portfolio holdings or related information with counterparties that execute transactions on behalf of the Fund;

4

2.

The Fund may provide portfolio commentaries or fact sheets containing, among other things, a discussion of select portfolio holdings and a list of the largest portfolio positions, and/or portfolio performance attribution information to certain Financial Intermediaries one day following each period-end; and

3.

The Fund may provide its portfolio holdings or related information under other circumstances subject to the authorization of the Fund’s officers, in compliance with policies and procedures adopted by the Board.

Before providing schedules of its portfolio holdings to a third party in advance of making them available to the general public, the Fund obtains assurances through contractual obligations, certifications or other appropriate means such as due diligence sessions and other meetings to the effect that: (i) neither the receiving party nor any of its officers, employees or agents will be permitted to take any holding-specific investment action based on the portfolio holdings and (ii) the receiving party will not use or disclose the information except as it relates to rendering services for the Fund related to portfolio holdings, to perform certain internal analyses in connection with its evaluation of the Fund and/or its investment strategies, or for similar purposes.  The sole exception relates to the agreement with SG Constellation, LLC (“SGC”), the provider of financing for the distribution of the Fund’s Class B shares. The fees payable to SGC are based in part on the value of the Fund’s portfolio securities.  In order to reduce the exposure of such fees to market volatility, SGC aggregates the portfolio holdings information provided by all of the mutual funds that participate in its Class B share financing program (including the Fund) and may engage in certain hedging transactions based on the information.  However, SGC will not engage in transactions based solely on the Fund’s portfolio holdings. In addition and also in the case of other portfolio-related information, written materials will contain appropriate legends requiring that the information be kept confidential and restricting the use of the information. An executive officer of the Fund approves these arrangements subject to the Board’s review and oversight, and Lord Abbett provides reports at least annually to the Board concerning them. The Board also reviews the Fund’s policies and procedures governing these arrangements on an annual basis. These policies and procedures may be modified at any time with the approval of the Board.

Neither the Fund, Lord Abbett nor any other party receives any compensation or other consideration in connection with any arrangement described in this section, other than fees payable to a service provider rendering services to the Fund related to the Fund’s portfolio holdings.  For these purposes, compensation does not include normal and customary fees that Lord Abbett or an affiliate may receive as a result of investors making investments in the Fund. Neither the Fund, Lord Abbett nor any of their affiliates has entered into an agreement or other arrangement with any third party recipient of portfolio-related information under which the third party would maintain assets in the Fund or in other investment companies or accounts managed by Lord Abbett or any of its affiliated persons as an inducement to receive the Fund’s portfolio holdings.

In addition to the foregoing, Lord Abbett provides investment advice to clients other than the Fund that have investment objectives and requirements that may be substantially similar to the Fund’s.  Such clients also may have portfolios consisting of holdings substantially similar to the Fund’s holdings.  Such clients may periodically receive portfolio holdings and other related information relative to their investment advisory arrangement with Lord Abbett in the regular course of such arrangement.  It is possible that any such client could trade ahead of or against the Fund based on the information such client receives in connection with its investment advisory arrangement with Lord Abbett.  In addition, Lord Abbett’s investment advice to any client may be deemed to create a conflict of interest relative to other clients to the extent that it is possible that any client could trade against the interests of other clients based on Lord Abbett’s investment advice. To address this potential conflict, Lord Abbett has implemented procedures governing its provision of impersonal advice that are designed to (i) avoid communication of Lord Abbett’s intent or recommendations with respect to discretionary advice clients, and (ii) monitor the trading of impersonal advice clients to assess the likelihood of any adverse effects on discretionary advice clients.

Lord Abbett’s Compliance Department periodically reviews and evaluates Lord Abbett’s adherence to the above policies and procedures, including the existence of any conflicts of interest between the Fund on the one hand and Lord Abbett and its affiliates or affiliates of the Fund on the other hand. The Compliance Department reports to the Board at least annually regarding its assessment of compliance with these policies and procedures.

Fund’s Portfolio Information Recipients.  Attached as Appendix A is a list of the third parties that are eligible to receive portfolio holdings information pursuant to ongoing arrangements under the circumstances described above.

5

3.

Management of the Fund

The Board of Directors is responsible for the management of the business and affairs of the Fund in accordance with the laws of the State of Maryland.  The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board.  As discussed in the Fund’s Semiannual Report to Shareholders, the Board also approves an investment adviser to the Fund, continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser.  Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Fund’s organizational documents.

Lord, Abbett & Co. LLC (“Lord Abbett”), a Delaware limited liability company, is the Fund’s investment adviser.

Interested Directors

The following Directors are partners of Lord Abbett and are “interested persons” of the Fund as defined in the Act.  Mr. Dow and Ms. Foster are officers, directors, or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 52 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Fund	Principal Occupation During Past Five Years	Other Directorships

Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Director since 1989; Chairman since 1996	Senior Partner since 2007 and Chief Executive Officer of Lord Abbett since 1996; formerly Managing Partner of Lord Abbett (1996-2007).	N/A

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director since 2006	Managing Partner of Lord Abbett since 2007; formerly Director of Marketing and Client Service of Lord Abbett (1990-2007).	N/A

Independent Directors

The following independent or outside Directors (“Independent Directors”) are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 52 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Fund	Principal Occupation During Past Five Years	Other Directorships

E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Director since 1994

Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000); Acting Chief Executive Officer of Courtroom Television Network (1997 – 1998); President and Chief Executive Officer of Time Warner Cable Programming, Inc. (1991 – 1997).

Currently serves as director of Crane Co. and Huttig Building Products Inc.

William H.T. Bush Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1938)	Director since 1998	Co-founder and Chairman of the Board of the financial advisory firm of Bush-O’Donnell & Company (since 1986).	Currently serves as director of WellPoint, Inc., a health benefit company (since 2002).

6

Name, Address and Year of Birth	Current Position Length of Service with Fund	Principal Occupation During Past Five Years	Other Directorships

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Director since 1998	Managing Director of Monitor Clipper Partners (since 1997) and President of Clipper Asset Management Corp. (since 1991), both private equity investment funds.	Currently serves as director of Avondale, Inc. and Interstate Bakeries Corp.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004

Owner and CEO of The Hill Company, a business consulting firm (since 1998); Founder, President and Owner of the Hiram-Hill and Hillsdale Development Company, a residential real estate development firm (1998 - 2000).

Currently serves as director of WellPoint, Inc., a health benefit company (since 1994) and Lend Lease Corporation Limited (since 2005).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2000

Advisor of One Equity Partners, a private equity firm (since 2004); Chief Executive Officer of Houlihan Lokey Howard & Zukin, an investment bank (2002 - 2003); Chairman of Warburg Dillon Read, an investment bank (1999 - 2001); Global Head of Corporate Finance of SBC Warburg Dillon Read

 (1997 - 1999); Chief Executive Officer of Dillon, Read & Co. (1994 - 1997).

Currently serves as director of Molson Coors Brewing Company.

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Director since 1982	Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996); President of Spencer Stuart (1979-1996).	Currently serves as director of Ace, Ltd. (since 1997) and Hewitt Associates, Inc.

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006	CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990).	Currently serves as director of Crane Co. (since 1998).

Officers

None of the officers listed below have received compensation from the Fund.  All the officers of the Fund may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

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Name and Year of Birth	Current Position with Fund	Length of Service of Current Position	Principal Occupation During Past Five Years

Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1995	Senior Partner since 2007 and Chief Executive Officer of Lord Abbett since 1996, formerly Managing Partner of Lord Abbett (1996-2007).

Daria L. Foster (1954)	President	Elected in 2006	Managing Partner of Lord Abbett since 2007, formerly Director of Marketing and Client Service of Lord Abbett (1990-2007).

Robert I. Gerber (1954)	Executive Vice President	Elected in 1997	Partner and Chief Investment Officer; formerly Director of Taxable Fixed Income Management; joined Lord Abbett in 1997.

Robert A. Lee (1969)	Executive Vice President	Elected in 2000	Partner and Director, joined Lord Abbett in 1997.

James W. Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Partner and Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004, Managing Director and Associate General Counsel at New York Life Investment Management LLC (2002-2003).

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Assistant General Counsel, joined Lord Abbett in 2006, formerly attorney at Morgan, Lewis & Bockius LLP (2005-2006), and Stradley Ronon Stevens & Young, LLP (2000-2005).

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Name and Year of Birth	Current Position with Fund	Length of Service of Current Position	Principal Occupation During Past Five Years

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Senior Deputy General Counsel, joined Lord Abbett in 2007, formerly, Executive Vice President and General Counsel at Cohen & Steers Capital Management, Inc.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003, formerly Vice President, Lazard Asset Management LLC.

Committees

The standing committees of the Board are the Audit Committee, the Proxy Committee, the Nominating and Governance Committee and the Contract Committee.

The Audit Committee is composed wholly of Directors who are not “interested persons” of the Fund.  The members of the Audit Committee are Messrs. Bigelow, Calhoun, Hobbs and Tullis. The Audit Committee provides assistance to the Board in fulfilling its responsibilities relating to accounting matters, the reporting practices of the Fund, and the quality and integrity of the Fund’s financial reports.  Among other things, the Audit Committee is responsible for reviewing and evaluating the performance and independence of the Fund’s independent registered public accounting firm and considering violations of the Fund’s Code of Ethics to determine what action should be taken.  The Audit Committee meets quarterly and during the past fiscal year met five times.

The Proxy Committee is composed of at least two Directors who are not “interested persons” of the Fund, and also may include one or more Directors who are partners or employees of Lord Abbett.  The current members of the Proxy Committee are three Independent Directors: Messrs. Bush and Neff, and Ms. Hill.  The Proxy Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Fund; (ii) evaluate the policies of Lord Abbett in voting securities; and (iii) meet with Lord Abbett to review the policies to vote securities, the sources of information used to determine how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest. During the past fiscal year, the Proxy Committee met twice.

The Nominating and Governance Committee is composed of all the Directors who are not “interested persons” of the Fund.  Among other things, the Nominating and Governance Committee is responsible for (i) evaluating and nominating individuals to serve as Independent Directors and as committee members; and (ii) periodically reviewing director/trustee compensation. During the past fiscal year, the Nominating and Governance Committee met four times.  The Nominating and Governance Committee has adopted policies with respect to its consideration of any individual recommended by the Fund’s shareholders to serve as an Independent Director. A shareholder who would like to recommend a candidate may write to the Fund.

The Contract Committee consists of all Directors who are not “interested persons” of the Fund. The Contract Committee conducts much of the factual inquiry undertaken by the Directors in connection with the Board’s annual consideration of whether to renew the management and other contracts with Lord Abbett and Lord Abbett Distributor. The Contract Committee held one formal meeting during the last fiscal year; in addition, members of the Committee conducted inquiries into the portfolio management approach and results of Lord Abbett, and reported the results of those inquiries to the Nominating and Governance Committee.

Compensation Disclosure

The following table summarizes the compensation for each of the Directors of the Fund and for all Lord Abbett-sponsored funds.

The second column of the table sets forth the compensation accrued by the Fund for Independent Directors.  The

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third column sets forth the total compensation paid by all Lord Abbett-sponsored funds to the independent directors/trustees, and amounts payable but deferred at the option of the director/trustee.  No director/trustee of the funds associated with Lord Abbett and no officer of the funds received any compensation from the funds for acting as a director/trustee or officer.

Name of Director	For the Fiscal Year Ended June 30, 2008 Aggregate Compensation Accrued by the Fund (1)	For Year Ended December 31, 2007 Total Compensation Paid by the Fund and Thirteen Other Lord Abbett-Sponsored Funds(2)

E. Thayer Bigelow	$1,951	$225,333
William H.T. Bush	$1,713	$201,333
Robert B. Calhoun, Jr.	$722	$233,333
Julie A. Hill	$1,692	$207,333
Franklin W. Hobbs	$1,555	$209,333
Thomas J. Neff	$695	$207,334
James L.L. Tullis	$1,356	$209,334

(1)

Independent Directors’ fees, including attendance fees for board and committee meetings, are allocated among all Lord Abbett-sponsored funds based on the net assets of the fund. A portion of the fees payable by the Fund to its Independent Directors may be deferred at the option of a Director under an equity-based plan (the “equity-based plan”) that deems the deferred amounts to be invested in shares of the fund for later distribution to the Directors. In addition, $25,000 of each Director’s retainer must be deferred and is deemed invested in shares of the Fund and other Lord Abbett-sponsored funds under the equity-based plan. Of the amounts shown in the second column, the total deferred amounts for the Directors are $316, $356, $722, $603, $1,555, $695, and $316 respectively.

(2)

The third column shows aggregate compensation, including the types of compensation described in the second column, accrued by all Lord Abbett-sponsored funds during the year ended December 31, 2007, including fees directors/trustees have chosen to defer.

The following chart provides certain information about the dollar range of equity securities beneficially owned by each Director in the Fund and other Lord Abbett-sponsored funds as of December 31, 2007.  The amounts shown include deferred compensation to the Directors deemed invested in fund shares.  The amounts ultimately received by the Directors under the deferred compensation plan will be directly linked to the investment performance of the funds.

Name of Director	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in Lord Abbett-Sponsored Funds
Robert S. Dow	Over $100,000	Over $100,000
Daria L. Foster	Over $100,000	Over $100,000
E. Thayer Bigelow	$1 - $10,000	Over $100,000
William H. T. Bush	$1 - $10,000	Over $100,000
Robert B. Calhoun, Jr.	$10,001 - $50,000	Over $100,000
Julie A. Hill	$1 - $10,000	Over $100,000
Franklin W. Hobbs	$1 - $10,000	Over $100,000
Thomas J. Neff	$50,001 - $100,000	Over $100,000
James L.L. Tullis	$1 - $10,000	Over $100,000

Code of Ethics

The directors, trustees and officers of Lord Abbett-sponsored funds, together with the partners and employees of Lord Abbett, are permitted to purchase and sell securities for their personal investment accounts.  In engaging in personal securities transactions, however, such persons are subject to requirements and restrictions contained in the Fund’s Code of Ethics which complies, in substance, with Rule 17j-1 under the Act and each of the recommendations of the Investment Company Institute’s Advisory Group on Personal Investing.  Among other things, the Code of Ethics requires, with limited exceptions, that Lord Abbett partners and employees obtain advance approval before buying or selling securities, submit confirmations and quarterly transaction reports, and obtain approval before becoming a director of any company; and it prohibits such persons from (1) investing in a

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security seven days before or after any Lord Abbett-sponsored fund or Lord Abbett-managed account considers a trade or trades in such security, (2) profiting on trades of the same security within 60 days, (3) trading on material and non-public information, and (4) engaging in market timing activities with respect to Lord Abbett-sponsored funds.  The Code of Ethics imposes certain similar requirements and restrictions on the independent directors and trustees of each Lord Abbett-sponsored fund to the extent contemplated by the recommendations of the Advisory Group.

4.

Control Persons and Principal Holders of Securities

As of October 9, 2008, the Fund’s Officers and Directors, as a group, owned approximately 8.1% of the Fund’s outstanding shares. As of October 9, 2008, the following owned 5% or more of each class of the Fund’s outstanding shares:

Name and Address of Beneficial Owner	Class	Percent of Class

Edward Jones & Co.	Class A	19.78%
Shareholder Accounting	Class B	17.99%
201 Progress Pkwy
Maryland Heights, MO 63043

Lord Abbett Distributor LLC	Class A	7.02%
90 Hudson St.
Jersey City, NJ 07302

Citigroup Global Markets Inc.	Class B	6.05%
333 West 34th St. – 3rd Floor	Class C	11.82%
New York, NY 10001

5.

Investment Advisory and Other Services

Investment Adviser

As described under “Management” in the Prospectus, Lord Abbett is the Fund’s investment adviser.  The following partners of Lord Abbett are also officers of the Fund:  James W. Bernaiche, Joan A. Binstock, Robert I. Gerber, Bernard J. Grzelak, Lawrence H. Kaplan, Robert A. Lee, and A. Edward Oberhaus, III.  Robert S. Dow and Daria L. Foster are partners of Lord Abbett, and officers and Directors of the Fund. Mr. Dow is the senior partner of Lord Abbett. The other partners of Lord Abbett are: John Baldwin, Robert J. Ball, Bruce L. Bartlett, , Michael R. Brooks, Zane E. Brown, Patrick J. Browne, John F. Corr, Milton J. Ezrati, Robert P. Fetch, Daniel H. Frascarelli, Kenneth G. Fuller, Marc Furgang, Michael S. Goldstein, Michael A. Grant, Francis M. Gregory, Howard E. Hansen, Allison B. Haupt, Gerard S. E. Heffernan, Jr., Charles F. Hofer, Cinda C. Hughes, Ellen G. Itskovitz, Jerald M. Lanzotti, Richard C. Larsen, Michael J. Lesesne, Maren Lindstrom, Gregory M. Macosko, Thomas Malone, Charles P. Massare, Jr., Elizabeth O. MacLean, Vincent J. McBride, Paul L. McNamara, Robert J. Noelke, Andrew H. O’Brien, F. Thomas O’Halloran, William Parker, R. Mark Pennington, Walter H. Prahl, Michael L. Radziemski, Arun Rachandra, Frederick J. Ruvkun, Lawrence D. Sachs, Eli M. Salzmann, David H. Selbst, Harold E. Sharon, Douglas B. Sieg, Richard D. Sieling, Michael T. Smith, Jarrod R. Sohosky, Daniel S. Solender, Diane R. Tornejal, Christopher J. Towle, Paul J. Volovich, William M. Welshimer and Marion Zapolin. The address of each partner is 90 Hudson Street, Jersey City, NJ 07302-3973.

Under the Management Agreement between Lord Abbett and the Fund, the Fund is obligated to pay Lord Abbett a monthly management fee, based on average daily net assets for each month, at the annual rate of:

0.50% on the first $250 million of average daily net assets;

0.45% on the next $250 million of average daily net assets; and

0.40% of the Fund’s average daily net assets over $500 million.

This fee is allocated among the classes based on the classes’ proportionate share of such average daily net assets. For the fiscal years ended June 30, 2008, 2007, and 2006 the management fees paid to Lord Abbett amounted to $2,311,130, $1,973,516, and $1,681,565, respectively.

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For the period from November 1, 2008 through October 31, 2009, Lord Abbett has contractually agreed to reimburse a portion of the Fund’s expenses to the extent necessary to maintain Net Expenses at an aggregate annualized rate of 0.75% of average daily net assets of Class A and Class C shares and 1.50% of average daily net assets of Class B shares.

Lord Abbett is voluntarily reimbursing a portion of the Fund’s expenses so that the Fund’s net expenses do not exceed an aggregate annualized rate of 0.70% of average daily net assets for Class A shares, 1.45% of average daily net assets for Class B shares and 0.70% of average daily net assets for Class C shares.  Lord Abbett may stop the voluntary reimbursement or change the level of its reimbursement at any time.

The Fund pays all expenses attributable to its operations not expressly assumed by Lord Abbett, including, without limitation, 12b-1 expenses, Independent Directors’ fees and expenses, association membership dues, legal and auditing fees, taxes, transfer and dividend disbursing agent fees, shareholder servicing costs, expenses relating to shareholder meetings, expenses of registering its shares under federal and state securities laws, expenses of preparing, printing and mailing prospectuses and shareholder reports to existing shareholders, insurance premiums, and other expenses connected with executing portfolio transactions.

Administrative Services

Pursuant to an Administrative Services Agreement with the Fund, Lord Abbett provides certain administrative services not involving the provision of investment advice to the Fund.  Under the Agreement, the Fund pays Lord Abbett a monthly fee, based on average daily net assets for each month, at an annual rate of 0.04%.  This fee is allocated among the classes of shares of the Fund based on average daily net assets.

The administrative service fees paid to Lord Abbett by the Fund for the fiscal years ended June 30, 2008, 2007 and 2006 were $194,528, $164,312, and $138,362, respectively.

Principal Underwriter

Lord Abbett Distributor LLC, a New York limited liability company and a subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, NJ 07302-3973, serves as the principal underwriter for the Fund.

Custodian and Accounting Agent

State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111-2900, is the Fund’s custodian. The custodian pays for and collects proceeds of securities bought and sold by the Fund and attends to the collection of principal and income. In addition, State Street Bank and Trust Company performs certain accounting and recordkeeping functions relating to portfolio transactions and calculates the Fund’s net asset value.

Transfer Agent

DST Systems, Inc., 210 West 10th St., Kansas City, MO 64106, serves as the transfer agent and dividend disbursing agent pursuant to a Transfer Agency Agreement for the Fund.

Independent Registered Public Accounting Firm

Deloitte & Touche LLP, Two World Financial Center, New York, NY 10281, is the independent registered public accounting firm of the Fund and must be approved at least annually by the Fund’s Board to continue in such capacity.  Deloitte & Touche LLP performs audit services for the Fund, including the examination of financial statements included in the Fund’s Annual Report to Shareholders.

6.

Brokerage Allocations and Other Practices

The Fund expects that purchases and sales of portfolio securities usually will be principal transactions.  Portfolio securities normally will be purchased directly from the issuer or from an underwriter or market maker for the securities. The Fund usually will not pay brokerage commissions for such purchases, and no brokerage commissions have been paid over the last three fiscal years.  Purchases from underwriters of portfolio securities will include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers will include a dealer’s markup.  Decisions as to the purchase and sale of portfolio securities are made by Lord Abbett.  Normally, the selection is made by traders, who may be officers of the Fund and are also employees of Lord Abbett.  They do the trading as well for other accounts—investment companies and other clients—managed by Lord Abbett.  They are responsible for obtaining best execution.

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The Fund’s policy is to have purchases and sales of portfolio securities executed at the most favorable prices, considering all costs of the transaction, including brokerage commissions and dealer markups and markdowns, consistent with obtaining best execution.  This policy governs the selection of dealers.  No commitments are made regarding the allocation of brokerage business to or among broker-dealers.

When, in the opinion of Lord Abbett, two or more broker-dealers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have provided investment research, statistical, or other related services to the Fund.

7.

Classes of Shares

The Fund offers investors different classes of shares as described in this SAI. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses. You should read this section carefully to determine which class represents the best investment option for your particular situation.

All classes of shares have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation, except for certain class-specific expenses.  They are fully paid and nonassessable when issued and have no preemptive or conversion rights.  Additional classes, series, or funds may be added in the future.  The Act requires that where more than one class, series, or fund exists, each class, series, or fund must be preferred over all other classes, series, or funds in respect of assets specifically allocated to such class, series, or fund.

Rule 18f-2 under the Act provides that any matter required to be submitted, by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class affected by such matter.  Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless the interests of each class, series, or fund in the matter are substantially identical or the matter does not affect any interest of such class, series, or fund. However, Rule 18f-2 exempts the selection of the independent registered public accounting firm, the approval of a contract with a principal underwriter and the election of directors from the separate voting requirements.

The Fund’s By-Laws provide that the Fund shall not hold an annual meeting of its shareholders in any year unless the election of directors is required to be acted on by shareholders under the Act, or unless called by a majority of the Board or by shareholders holding at least one quarter of the stock of the Fund outstanding and entitled to vote at the meeting. A special meeting may be held if called by the President, by a majority of the Board of Directors, or by shareholders holding at least one quarter of the stock of the Fund outstanding and entitled to vote at the meeting.

Conversions of Class B Shares.  The conversion of Class B shares after the eighth anniversary of their purchase is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Class B shares does not constitute a taxable event for the holder under federal income tax law.  If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect.  Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder.

Rule 12b-1 Plan

Class A, B, C Shares.  The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act for each class. The principal features of the Plan are described in the Prospectus; however, this SAI contains additional information that may be of interest to investors. The Plan is a compensation plan, allowing each class to pay a fixed fee to Lord Abbett Distributor that may be more or less than the expenses Lord Abbett Distributor actually incurs for using reasonable efforts to secure purchasers of Fund shares. These efforts may include, but neither are required to include nor are limited to, the following: (a) making payments to Authorized Institutions in connection with sales of Shares and/or servicing of accounts of shareholders holding Shares; (b) providing continuing information and investment services to shareholder accounts not serviced by Authorized Institutions receiving a service fee from the Distributor hereunder and otherwise to encourage shareholder accounts to remain invested in the Shares; and (c) otherwise rendering service to the Fund, including paying and financing the payment

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of sales commissions, service fees and other costs of distributing and selling Shares. In adopting the Plan and in approving its continuance, the Board has concluded that there is a reasonable likelihood that the Plan will benefit each class and its respective shareholders. The expected benefits include greater sales and lower redemptions of class shares, which should allow each class to maintain a consistent cash flow, and a higher quality of service to shareholders by authorized institutions than would otherwise be the case. The Plan compensates Lord Abbett Distributor for financing activities primarily intended to sell shares of the Fund. These activities include, but are not limited to, the preparation and distribution of advertising material and sales literature and other marketing activities. Lord Abbett Distributor also uses amounts received under the Plan as described in the Prospectus for payments to dealers and other agents for (i) providing continuous services to shareholders, such as answering shareholder inquiries, maintaining records, and assisting shareholders in making redemptions, transfers, additional purchases and exchanges and (ii) their assistance in distributing shares of the Fund.

The Fund currently is not making payments of Rule 12b-1 fees under the Plan as to Class A shares or Class C shares. The Fund is making annual distribution fee payments under the Plan (0.75% of the average daily net asset value of the Class B shares) as to Class B shares. The amounts paid by the Fund to Lord Abbett Distributor pursuant to the 12b-1 Plan for B shares for the fiscal year ended June 30, 2008 totaled $241,765. Lord Abbett Distributor forwarded such amounts as payments to dealers and other agents under the Plan.

The Plan requires the Board to review, on a quarterly basis, written reports of all amounts expended pursuant to the Plan for each class, the purposes for which such expenditures were made, and any other information the Board reasonably requests to enable it to make an informed determination of whether the Plan should be continued. The Plan shall continue in effect only if its continuance is specifically approved at least annually by vote of the Directors, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (“Outside Directors”), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase materially above the limits set forth therein the amount spent for distribution expenses thereunder for each class without approval by a majority of the outstanding voting securities of the applicable class and the approval of a majority of the Directors including a majority of the Outside Directors. As long as the Plan is in effect, the selection or nomination of Outside Directors is committed to the discretion of the Outside Directors.

Payments made pursuant to the Plan are subject to any applicable limitations imposed by rules of the Financial Industry Regulatory Authority.  The Plan terminates automatically if it is assigned. In addition, the Plan may be terminated with respect to a class at any time by vote of a majority of the Independent Directors or by vote of a majority of the outstanding voting securities of the applicable class.

One Director, Thomas J. Neff, may be deemed to have an indirect financial interest in the operation of the Plan. Mr. Neff, an Independent Director of the Fund, also is a director of Hewitt Associates, Inc. and owns less than 0.01% of the outstanding shares of Hewitt Associates, Inc.  Hewitt Associates is a global human resources outsourcing and consulting firm with approximately $2.99 billion in revenue in fiscal 2007. Hewitt Financial Services LLC, a subsidiary of Hewitt Associates, Inc., may receive payments from the 12b-1 Plan of the Fund and/or other Lord Abbett-sponsored funds. In the twelve months ended October 31, 2007, Hewitt Financial Services LLC received 12b-1 payments totaling approximately $459,016 from all of the Lord Abbett-sponsored funds in the aggregate.

Contingent Deferred Sales Charge (“CDSC”).  A CDSC is imposed with respect to those shares of the Fund exchanged for shares of another Lord Abbett-sponsored fund on which the other fund has paid a 12b-1 fee if such shares are redeemed out of the Fund (a) before the first day of the month in which the one-year anniversary of your purchase falls in the case of Class A shares acquired in exchange for shares in the same class of a Lord Abbett-sponsored fund, (b) within 6 years of their original purchase in the case of Class B shares, or (c) before the first anniversary of the original purchase in the case of Class C shares.

In no event will the amount of the CDSC exceed the Applicable Percentage of the lesser of (i) the net asset value of the shares redeemed or (ii) the original cost of such shares (or of the exchanged shares for which such shares were acquired). No CDSC will be imposed when the investor redeems (i) shares representing an aggregate dollar amount of his or her account, in the case of Class A shares, (ii) that percentage of each share redeemed, in the case of Class B and C shares, derived from increases in the value of the shares above the total cost of shares being redeemed due to increases in net asset value, (iii) shares with respect to which no Lord Abbett-sponsored fund paid a 12b-1 fee and, in the case of Class B shares, Lord Abbett Distributor paid no sales charge or service fee (including shares acquired through reinvestment of dividend income and capital gains distributions) or (iv) shares that, together with exchanged shares, have been held continuously until the first day of the month in which the one-year anniversary of the original purchase falls (in the case of Class A shares); for six years or more (in the case of Class B shares); and

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for one year or more (in the case of Class C shares). In determining whether a CDSC is payable, (a) shares not subject to the CDSC will be redeemed before shares subject to the CDSC and (b) of the shares subject to a CDSC, those held the longest will be the first to be redeemed.

8.

Purchases, Redemptions, Pricing, and Payments to Dealers

Information concerning how we value Fund shares is contained in the Prospectus under “Other Information for Fund Investors – Pricing of Fund Shares.”

The Fund’s Board has not adopted policies and procedures that are designed to prevent or stop excessive trading and market timing.  Please see the Prospectus under “Other Information for Fund Investors- Excessive Trading and Market Timing” for more information.

Under normal circumstances we calculate the Fund’s net asset value as of the close of the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading by dividing our total net assets by the number of shares outstanding at the time of calculation.  The NYSE is closed on Saturdays and Sundays and on days when it observes the following holidays — New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NYSE may change its holiday schedule or hours of operation at any time.

We attempt to maintain a net asset value of $1.00 per share for all classes for purposes of sales and redemptions, but there is no assurance that we will be able to do so.  Our Board of Directors has determined that it is in the best interests of the Fund and its shareholders to value our portfolio securities under the amortized cost method of securities valuation pursuant to Rule 2a-7 under the Act so long as that method fairly reflects the Fund’s market-based net asset value.  Rule 2a-7, as amended, contains certain maturity, diversification and quality requirements that apply to any fund employing the amortized cost method in reliance on the Rule and to any registered investment company which, like the Fund, holds itself out as a money market fund.

Dividends.  Our net income will be declared as a dividend daily and payable monthly.  Net income consists of (1) all interest income and discount earned (including original issue discount and market discount) less (2) a provision for all expenses, including class-specific expenses, plus or minus (3) all short-term realized gains and losses on portfolio assets.

Telephone and Online Exchange Privileges.  Shares of any class of the Fund may be exchanged for those in the same class of (a) any other Lord Abbett-sponsored fund available to investors at the time of the transaction, except for (i) Lord Abbett Series Fund (“LASF”) and (ii) certain single-state tax-free series and funds where the exchanging shareholder is a resident of a state in which such series or fund is not offered for sale, and (b) any authorized institution’s affiliated money market fund meeting certain criteria set by Lord Abbett Distributor as to certain omnibus account and other criteria, hereinafter referred to as an “authorized money market fund” or “AMMF.”  Class C shares of the Fund may be acquired only by exchange for shares in the same class of any eligible Lord Abbett-sponsored fund or AMMF.  Class A and Class B shares of the Fund may be acquired either by such an exchange or by direct purchase.

You or your investment professional, with proper identification, can instruct the Fund to exchange by telephone.  If you have direct account access privileges, you may instruct the Fund to exchange your shares by submitting a request online. Exchanges for shares of any eligible Lord Abbett-sponsored fund or AMMF will be based on the relative net asset values of the shares exchanged, without a sales charge in most cases.  Class A shares purchased directly from the Fund may be exchanged for Class A, B or C shares of an eligible Lord Abbett-sponsored fund.  Therefore, a sales charge will be payable on exchanges for shares of any eligible fund in the Lord Abbett Family of Funds in accordance with the prospectus of that fund if the Class A shares being exchanged were purchased directly from the Fund (not including shares described under “Div-Move” below). Instructions for the exchange must be received by the Fund in Kansas City before the close of the NYSE to obtain the other fund’s net asset value per share calculated on that day.  Securities dealers may charge for their services in expediting exchange transactions.  Before making an exchange you should read the prospectus of the other fund which is available from your securities dealer or Lord Abbett Distributor.  An “exchange” is effected through the redemption of Fund shares and the purchase of shares of such other Lord Abbett-sponsored fund or AMMF.  Exercise of the exchange privilege will be

15

treated as a sale for federal income tax purposes, and, depending on the circumstances, a capital gain or loss may be recognized.  This privilege may be modified or terminated at any time.

You should not view the exchange privilege as a means for taking advantage of short-term swings in the market, and the Fund reserves the right to terminate or limit the privilege of any shareholder who makes frequent exchanges.

Redemptions.  A redemption order is in proper form when it contains all of the information and documentation required by the order form or otherwise by Lord Abbett Distributor or the Fund to carry out the order. The signature(s) and any legal capacity of the signer(s) must be guaranteed by an eligible guarantor.  See the Prospectus for expedited redemption procedures.

Redemptions may be suspended or payment postponed during any period in which any of the following conditions exist: the NYSE is closed or trading on the NYSE is restricted; an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of the net assets of its portfolio; or the SEC, by order, so permits.

Redemptions and repurchases are taxable transactions for shareholders that are subject to U.S. federal income tax. The net asset value per share received upon redemption or repurchase may be more or less than the cost of shares to an investor, depending on the market value of the portfolio at the time of redemption or repurchase.

The Board may authorize redemption of all of the shares in any account in which there are fewer than 500 shares.  Before authorizing such redemption, the Board must determine that it is in our economic best interest or necessary to reduce disproportionately burdensome expenses in servicing shareholder accounts.  At least 60 days’ prior written notice will be given before any such redemption, during which time shareholders may avoid redemption by bringing their accounts up to the minimum set by the Board.

Shareholder Programs and Retirement Plans. We have several programs available to shareholders.  These include automatic subsequent investments of $50 or more from your checking account, a systematic withdrawal plan, cash payments of monthly dividends to a designated third party and expedited exchanges among the Lord Abbett-sponsored funds.  Forms are available from the Fund or Lord Abbett.

Div-Move.  Under the Div-Move service described in the Prospectus, you can invest the dividends paid on your account of any class into an existing account of the same class in any other Eligible Fund.  The account must either be your account, a joint account for you and your spouse, a single account for your spouse, or a custodial account for your minor child under the age of 21.  You should read the prospectus of the other fund before investing.

Invest-A-Matic.  The Invest-A-Matic method of investing in the Fund and/or any other Eligible Fund is described in the Prospectus.  To avail yourself of this method you must complete the application form, selecting the time and amount of your bank checking account withdrawals and the funds for investment, include a voided, unsigned check and complete the bank authorization.

Systematic Withdrawal Plan.  The Systematic Withdrawal Plan (“SWP”) also is described in the Prospectus.  You may establish an SWP if you own or purchase uncertificated shares having a current offering price value of at least $10,000 in the case of Class A or C shares and $25,000 in the case of Class B shares, except in the case of an SWP established for certain Retirement and Benefit Plans, for which there is no minimum. Lord Abbett prototype retirement plans have no such minimum.  With respect to Class B and C shares, the CDSC will be waived on redemptions of up to 12% per year of the current net asset value of your account at the time the SWP is established.  For Class B share redemptions over 12% per year, the CDSC will apply to the entire redemption.  Therefore, please contact the Fund for assistance in minimizing the CDSC in this situation.  With respect to Class C shares, the CDSC will be waived on and after the first anniversary of their purchase.  The SWP involves the planned redemption of shares on a periodic basis by receiving either fixed or variable amounts at periodic intervals.  Because the value of shares redeemed may be more or less than their cost, gain or loss may be recognized for income tax purposes on each periodic payment.  Normally, you may not make regular investments at the same time you are receiving systematic withdrawal payments because it is not in your interest to pay a sales charge on new investments when, in effect, a portion of that new investment is soon withdrawn.  The minimum investment accepted while a withdrawal plan is in effect is $1,000.  The SWP may be terminated by you or by us at any time by written notice.

16

Retirement Plans.  The Prospectus indicates the types of retirement plans for which Lord Abbett provides forms and explanations. Lord Abbett makes available the retirement plan forms, including 401(k) plans and custodial agreements for IRAs (Individual Retirement Accounts, including Traditional, Education, Roth, and SIMPLE IRAs and Simplified Employee Pensions), 403(b) plans and qualified pension and profit-sharing plans.  The forms name State Street Bank & Trust Company as custodian and contain specific information about the plans, excluding 401(k) plans. Explanations of the eligibility requirements, annual custodial fees and allowable tax advantages and penalties are set forth in the relevant plan documents.  Adoption of any of these plans should be on the advice of your legal counsel or qualified tax adviser.

Purchases through Financial Intermediaries.  The Fund and/or Lord Abbett Distributor has authorized one or more agents to receive on its behalf purchase and redemption orders.  Such agents are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund or Lord Abbett Distributor.  The Fund will be deemed to have received a purchase or redemption order when an authorized agent or, if applicable, an agent’s authorized designee, receives the order.  The order will be priced at the Fund’s net asset value next computed after it is received by the Fund’s authorized agent, or if applicable, the agent’s authorized designee.  A Financial Intermediary may charge transaction fees on the purchase and/or sale of Fund shares.

Revenue Sharing and Other Payments to Dealers and Financial Intermediaries.  As described in the Fund’s Prospectus, Lord Abbett or Lord Abbett Distributor, in its sole discretion, at its own expense and without cost to the Fund or shareholders, also may make payments to dealers and other firms authorized to accept orders for Fund shares (collectively, “Dealers”) in connection with marketing and/or distribution support for Dealers, shareholder servicing, entertainment, training and education activities for the Dealers, their investment professionals and/or their clients or potential clients, and/or the purchase of products or services from such Dealers.  Some of these payments may be referred to as revenue sharing payments.  As of the date of this SAI, the Dealers to whom Lord Abbett or Lord Abbett Distributor has agreed to make revenue sharing payments (not including payments for entertainment, and training and education activities for the Dealers, their investment professionals and/or their clients or potential clients) with respect to the Fund and/or other Lord Abbett Funds were as follows:

A.G. Edwards & Sons, Inc.

AIG SunAmerica Life Assurance Company

Allstate Life Insurance Company

Allstate Life Insurance Company of New York

B.C. Ziegler and Company

Bank of America

Bodell Overcash Anderson & Co., Inc.

Cadaret, Grant & Co., Inc.

Citigroup Global Markets, Inc.

Commonwealth Financial Network

Edward D. Jones & Co., L.P.

Family Investors Company

Fidelity Brokerage Services, LLC

First SunAmerica Life Insurance Company

First Allied Securities, Inc.

Genworth Life & Annuity Insurance Company

Hartford Life and Annuity Insurance Company

Hartford Life Insurance Company

James I. Black & Co.

Janney Montgomery Scott

Linsco/Private Ledger Corp.

Mass Mutual Life Investors Services, Inc.

Merrill Lynch Life Insurance Company

Merrill Lynch, Pierce, Fenner & Smith Incorporated (and/or certain of its affiliates)

MetLife Securities, Inc.

Morgan Stanley DW, Inc.

Nationwide Investment Services Corporation

PHL Variable Insurance Company

Phoenix Life and Annuity Company

Phoenix Life Insurance Company

Protective Life Insurance Company

RBC Dain Rauscher

Raymond James & Associates, Inc.

Raymond James Financial Services, Inc.

Sun Life Assurance Company of Canada

Sun Life Insurance and Annuity Company of New York

The Travelers Insurance Company

The Travelers Life and Annuity Company

UBS Financial Services Inc.

Wachovia Securities, LLC

Woodbury Financial Services, Inc.

For more specific information about any revenue sharing payments made to your Dealer, investors should contact their investment professionals.  See “Financial Intermediary Compensation” in the Fund’s Prospectus for further information.

The Lord Abbett Funds understand that, in accordance with guidance from the U.S. Department of Labor, Retirement and Benefit Plans, sponsors of qualified retirement plans and/or recordkeepers may be required to use the fees they (or, in the case of recordkeepers, their affiliates) receive for the benefit of the Retirement and

17

Benefit Plans or the Investors. This may take the form of recordkeepers passing the fees through to their clients or reducing the clients’ charges by the amount of fees the recordkeeper receives from mutual funds.

Thomas J. Neff, an Independent Director of the Fund, is a director of Hewitt Associates, Inc. and owns less than 0.01% of the outstanding shares of Hewitt Associates, Inc.  Hewitt Associates is a global human resources outsourcing and consulting firm with approximately $2.99 billion in revenue in fiscal 2007.  Hewitt Associates LLC, a subsidiary of Hewitt Associates, Inc., may receive recordkeeping payments from the Fund and/or other Lord Abbett-sponsored funds. In the twelve months ended October 31, 2007, Hewitt Associates LLC received recordkeeping payments totaling approximately $512,123 from all of the Lord Abbett-sponsored funds in the aggregate.

Redemptions in Kind.  Under circumstances in which it is deemed detrimental to the best interests of the Fund’s shareholders to make redemption payments wholly in cash, the Fund may pay any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund’s net assets by a distribution in kind of readily marketable securities in lieu of cash.  The Fund presently has no intention to make redemptions in kind under normal circumstances, unless specifically requested by a shareholder.

9.

Taxation of the Fund

The Fund has elected, qualified, and intends to continue to qualify for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”).  If it qualifies as a regulated investment company, the Fund will not be liable for U.S. federal income taxes on income and capital gains that the Fund timely distributes to its shareholders.  If in any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be taxed to the Fund at regular corporate rates and when such income is distributed, such distributions will be further taxed at the shareholder level.  Assuming the Fund does qualify as a regulated investment company, it will be subject to a 4% non-deductible excise tax on certain amounts that are not distributed or treated as having been distributed on a timely basis each calendar year.  The Fund intends to distribute to its shareholders each year an amount adequate to avoid the imposition of this excise tax.

The Fund intends to declare and pay as dividends each year substantially all of its net income from investments. Dividends paid by the Fund from its ordinary income or net realized short-term capital gains are taxable as ordinary income, regardless of whether they are received in cash or reinvested in Fund shares.  Since the Fund’s income is derived from sources that do not pay qualified dividend income, dividends from the Fund’s net investment income generally will not qualify for taxation at the reduced tax rates available to individuals on qualified dividend income.  Dividends paid by the Fund also will not qualify for the dividends-received deduction that might otherwise be available for certain dividends received by corporate shareholders.  The Fund does not expect to make any distributions of net long-term capital gains to shareholders.

Distributions paid by the Fund that do not constitute dividends because they exceed the Fund’s current and accumulated earnings and profits will be treated as a return of capital and reduce the tax basis of your Fund shares.  To the extent that such distributions exceed the tax basis of your Fund shares, the excess amounts will be treated as gains from the sale of the shares.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made.  However, a distribution declared as of a record date in October, November, or December of any year and paid during the following January is treated as received by shareholders on December 31 of the year in which it is declared.  The Fund will send you annual information concerning the tax treatment of dividends and other distributions paid to you by the Fund.

Redemptions and exchanges are taxable events for shareholders that are subject to tax, but generally will not result in taxable gain or loss if the Fund successfully maintains a constant net asset value of $1.00 per share.  A loss may occur to the extent that a CDSC is imposed in connection with a redemption or an exchange.  Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in Fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions.  In general, if Fund shares are sold, you will recognize gain or loss equal to the difference, if any, between the amount realized on the sale and the your adjusted basis in the shares.  Such gain or loss generally will be treated as long-term capital gain or loss if the shares were held for more than one year and otherwise generally will be treated as short-term capital gain or loss.  However, if

18

your holding period in your Fund shares is six months or less, any capital loss realized from a sale, exchange, or redemption of such shares must be treated as long-term capital loss to the extent of any capital gain dividends received with respect to such shares.  As discussed above, the Fund does not expect to pay any capital gain dividends.  Losses on the sale of Fund shares may not be deductible to the extent that within a period beginning 30 days before the date of the sale and ending 30 days after the date of the sale, you acquired other shares in the Fund (including pursuant to reinvestment of dividends and/or capital gain distributions.)

Shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the Code, generally are not subject to U.S. federal income tax on Fund dividends or distributions or on sales or exchanges of Fund shares unless the acquisition of the Fund shares was debt-financed.  However, in the case of Fund shares held through a non-qualified deferred compensation plan, Fund dividends and distributions received by the plan and sales and exchanges of Fund shares by the plan generally are taxable to the employer sponsoring such plan in accordance with the U.S. federal income tax laws governing deferred compensation plans.

A plan participant whose retirement plan invests in the Fund, whether such plan is qualified or not, generally is not taxed on Fund dividends or distributions received by the plan or on sales or exchanges of Fund shares by the plan for U.S. federal income tax purposes.  However, distributions to plan participants from a retirement plan account generally are taxable as ordinary income and different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans.  Shareholders and plan participants should consult their tax advisers for more information.

If the Fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund generally must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments.  However, the Fund must distribute, at least annually, all or substantially all of its investment company taxable income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid U.S. federal income and excise taxes.  Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to borrow the cash, to satisfy distribution requirements.

You may be subject to a 28% withholding tax on reportable dividends and redemption payments and exchanges (“backup withholding”). Generally, you will be subject to backup withholding if the Fund does not have your certified Social Security number or other taxpayer identification number on file, or, to the Fund’s knowledge, the number that you have provided is incorrect or backup withholding is applicable as a result of your previous underreporting of interest or dividend income.  When establishing an account, you must certify under penalties of perjury that your Social Security number or other taxpayer identification number is correct and that you are not otherwise subject to backup withholding.

The tax rules of the various states of the United States and their local jurisdictions with respect to distributions from the Fund can differ from the U.S. federal income tax rules described above.  Many states allow you to exclude from your state taxable income the percentage of dividends derived from certain federal obligations, including interest on some federal agency obligations.  Certain states, however, may require that a specific percentage of the Fund’s income be derived from federal obligations before such dividends may be excluded from state taxable income.  The Fund may invest some or all of its assets in such federal obligations.  The Fund intends to provide to you on an annual basis information to permit you to determine whether Fund dividends derived from interest on federal obligations may be excluded from state taxable income.

The foregoing discussion addresses only the U.S. federal income tax consequences applicable to shareholders who are subject to U.S. federal income tax, hold their shares as capital assets, and are U.S. persons (generally, U.S. citizens or residents (including certain former citizens and former long-term residents), domestic corporations or domestic entities taxed as corporations for U.S. tax purposes, estates the income of which is subject to U.S. federal income taxation regardless of its source, and trusts if a court within the United States is able to exercise primary supervision over their administration and at least one U.S. person has the authority to control all substantial decisions of the trusts).  The treatment of the owner of an interest in an entity that is a pass-through entity for U.S. tax purposes (e.g., partnerships and disregarded entities) and that owns Fund shares will generally depend upon the status of the owner and the activities of the pass-through entity.  Except as otherwise provided, this description does not address the special tax rules that may be applicable to particular types of investors, such as financial institutions,

19

insurance companies, securities dealers, or tax-exempt or tax-deferred plans, accounts or entities.  If you are not a U.S. person or are the owner of an interest in a pass-through entity that owns Fund shares, you should consult your tax adviser regarding the U.S. and foreign tax consequences of the ownership of Fund shares, including the applicable rate of U.S. withholding tax on amounts treated as ordinary dividends from the Fund(other than certain dividends derived from short-term capital gains and qualified interest income of the Fund, for taxable years of the Fund commencing prior to January 1, 2010 provided that the Fund chooses to make a specific designation relating to such dividends), and the applicability of U.S. gift and estate taxes.

Because everyone’s tax situation is unique, you should consult your tax adviser regarding the treatment of distributions under the federal, state, local, and foreign tax rules that apply to you.

10.

Underwriter

Lord Abbett Distributor LLC, a New York limited liability company and subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, NJ 07302-3973, serves as the principal underwriter for the Fund.  The Fund has entered into a distribution agreement with Lord Abbett Distributor, under which Lord Abbett Distributor is obligated to use its best efforts to find purchasers for the shares of the Fund, and to make reasonable efforts to sell Fund shares on a continuous basis so long as, in Lord Abbett Distributor’s judgment, a substantial distribution can be obtained by reasonable efforts.

11.

Financial Statements

The financial statements incorporated herein by reference from the Fund’s 2008 Annual Report to Shareholders have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference, and has been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

20

APPENDIX A

FUND PORTFOLIO INFORMATION RECIPIENTS

The following is a list of the third parties that are eligible to receive portfolio holdings or related information pursuant to ongoing arrangements under the circumstances described above under Investment Policies – Policies and Procedures Governing Disclosure of Portfolio Holdings:

	Portfolio Holdings (Item #1)*	Portfolio Commentaries, Fact Sheets, Performance Attribution Information (Item #2)**

Abel/Noser Corp.	(Monthly)
ACS HR Solutions (Formerly Mellon Employee Benefit Solutions)		Monthly
Annitek Consulting, LLC	(Monthly)
B. Riley & Company, Inc.		Monthly
Bank of America Securities		Monthly
Barrington Financial Group, LLC dba Barrington Partners	(Monthly)
Base-Two Investment Systems, Inc.	(Monthly)
Becker, Burke Associates	Monthly	Monthly
Bell GlobeMedia Publishing Co.	Monthly
Berthel Schutter	Monthly	Monthly
BileyKatz Investment consultants, Inc.	(Monthly)
Bloomberg L.P.	Daily
BNY ConvergEx Execution Solutions, Inc.	(Monthly)
Branch Bank and Trust		Monthly
Brown Brothers Harriman & Co.	(Monthly)	Monthly
Business Propulsion Systems, Inc.	(Monthly)
Callan Associates Inc.	Monthly	Monthly
Cambridge Associates LLC		Monthly
Caridan Marketing Labs, LLC	(As Requested)
Citigroup/The Yield Book, Inc.	Daily
CJS Securities, Inc.	Daily	Monthly
CL King & Associates	Monthly	Monthly
Compuware Corporation	(Monthly)
Concord Advisory Group Ltd.	Monthly	Monthly
Credit Suisse		Monthly
Curcio Webb	Monthly	Monthly
Deloitte & Touche LLP	Annually
Directed Services, Inc.		Monthly
Dover Consulting		Monthly
Edward D. Jones & Co., L.P.		Monthly
Evaluation Associates	(Monthly)
FactSet Research Systems, Inc.	Daily
Freedom One Financial Group	Monthly
Fund Evaluation Group, Inc.		Monthly

A-1

	Portfolio Holdings (Item #1)*	Portfolio Commentaries, Fact Sheets, Performance Attribution Information (Item #2)**

GlassHouse Technologies, Inc.	(Monthly)
Greenpages, Inc.	(Monthly)
Hartland & Co.		Monthly
Hoefer and Arnett, Inc.		Monthly
Incremax Technologies	(Monthly)
Indie Research, LLC	As needed
Inforlago IT Ltd.	As Requested
InfusionDEV LLC	As Requested
Interactive Data Corporation (pricing vendor)		Daily
Iron Capital Advisors		Monthly
Janney Montgomery Scott LLC		Monthly
Jeffrey Slocum & Associates, Inc.	Monthly	Monthly
Jeffries & Co., Inc.	Monthly	Monthly
John Hancock Financial Services
JP Morgan Securities, Inc.		Monthly
Keybanc Capital Markets		Monthly
Kirkpatrick & Lockhart Preston Gates Ellis LLP (counsel to Lord, Abbett & Co. LLC)	Upon Request
Knight Equity Markets, LP		Monthly
Lipper Inc., a Reuters Company (tech)		Monthly
MacGregor Group, Inc.	Upon Request
Mascon Global Limited	(Monthly)
Mercer HR Services LLC (Putnam Fiduciary Trust Company)	Monthly	Monthly
Merrill Lynch		Monthly
Merrill Lynch, Pierce, Fenner & Smith, Inc.	Monthly
M & I Investment Management Corporation		Monthly
ML Benefits & Investment Solutions		Monthly
Natixis Bleichroeder, Inc.	Upon Request	Monthly
The Newport Group		Monthly
Newport Retirement Services, Inc.		Monthly
Nock, Inc.	(Daily)
Pierce Park Group		Monthly
Piper Jaffray & Co.		Monthly
Portware LLC	(Monthly)
Prima Capital		Monthly
Princeton Financial Systems, Inc.	Upon Request
Princeton Retirement Group, Inc.		Monthly
Principal Financial		Monthly
Putnam Fiduciary Trust Company (Mercer HR)	Monthly
Rabil Stock Research , LLC	(Monthly)
Raymond James & Associates		Monthly

A-2

	Portfolio Holdings (Item #1)*	Portfolio Commentaries, Fact Sheets, Performance Attribution Information (Item #2)**

RBC Capital Markets	Upon Request
Robert W. Baird, Inc.	(Upon Request)	Monthly
Rocaton Investment Advisors, LLC	Monthly	Monthly
Rogerscasey	Monthly	Monthly
Russell Investment Group		Monthly
Schwab Corporate Services	Monthly
SG Constellation LLC	(Upon Request)	Monthly
Sidoti & Company, LLC	Upon Request	Monthly
Skill Path Seminars (The Graceland College Center for Professional Development & Lifelong Learning Inc dba)	(Monthly)
Strategic Advisers, Inc.	Monthly
Strategic Investment Solutions		Monthly
Sungard Expert Solutions, Inc.	Daily
Syntel Ltd	(As Requested)
Tenox Inc.	(Monthly)
The Marco Consulting Group	Monthly	Monthly
Thomas Weisel Partners, Group		Monthly
TIAA-CREF Individual & Institutional Services, LLC		Monthly
UMT Consulting Group	As Requested
Vestek Systems, Inc.	Monthly
Wachovia Capital Markets, LLC		Monthly
Wall Street Source	Daily
Watershed Investment Consultants	Quarterly
Watson Wyatt Worldwide	Monthly	Monthly
William Blair & Co.		Monthly
William O’Neil		Monthly
Wilmer Cutler Pickering Hale and Dorr LLP	Upon Request

*      The Fund may provide its portfolio holdings to (a) third parties that render services to the Fund relating to such holdings (i.e., pricing vendors, ratings organizations, custodians, external administrators, independent registered public accounting firms, counsel, etc.) as appropriate to the service being provided to the Fund, on a daily, monthly, calendar quarterly or annual basis, and (b) third party consultants on a monthly or calendar quarterly basis for the sole purpose of performing their own analyses with respect to the Fund within one day following each calendar period-end.

**   The Fund may provide portfolio commentaries or fact sheets containing, among other things, a discussion of select portfolio holdings and a list of the largest portfolio positions, and/or portfolio performance attribution information to certain Financial Intermediaries one day following each period-end.

A-3

LORD ABBETT

Statement of Additional Information	November 1, 2008

Lord Abbett U.S. Government & Government

Sponsored Enterprises Money Market Fund

(Class I Shares)

This Statement of Additional Information (“SAI”) is not a Prospectus.  A Prospectus may be obtained from your securities dealer or from Lord Abbett Distributor LLC (“Lord Abbett Distributor”) at 90 Hudson Street, Jersey City, NJ 07302-3973.  This SAI relates to, and should be read in conjunction with, the Prospectus for the Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (the “Money Market Fund” or “Fund”) dated November 1, 2008. Certain capitalized terms used throughout this SAI are defined in the Fund’s Prospectus.

Shareholder account inquiries should be made by directly contacting the Fund or by calling 888-522-2388. The Annual and Semiannual Reports to Shareholders are available without charge, upon request by calling 888-522-2388.  In addition, you can make inquiries through your dealer.

1.

Fund History

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “Act”).  The Fund was organized as a Maryland corporation on May 9, 1979. The Fund was formerly known as Lord Abbett U.S. Government Securities Money Market Fund, Inc. and changed its name effective October 1, 2003. The Fund has 1,500,000,000 shares of authorized capital stock consisting of four classes (A, B, C, and I), $.001 par value. Only Class I shares of the Fund are offered in this SAI. The Fund’s Class I shares was formerly known as Class Y shares and changed its name effective September 28, 2007. The Board of Directors (the “Board”) will allocate these authorized shares of capital stock among the classes from time to time. Class I shares of the Fund are neither offered to the general public nor available in all states.  As of the date of this SAI, Class I shares of the Fund are only offered to participants in the Lord Abbett 401(k) Profit Sharing Plan.  In the future, Class I shares may be offered to other investors.

2.

Investment Policies

Fundamental Investment Restrictions.  The Fund’s investment objective in the Prospectus cannot be changed without approval of a majority of the Fund’s outstanding shares (as defined in the Act). The Fund is also subject to the following fundamental investment restrictions that cannot be changed without approval of a majority of the Fund’s outstanding shares (as defined in the Act).

The Fund may not:

(1)         borrow money, except that (i) the Fund may borrow from banks (as defined in the Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law (1);

(2)         pledge its assets (other than to secure borrowings, or to the extent permitted by the Fund’s investment policies as permitted by applicable law(2));

(3)         engage in the underwriting of securities, except pursuant to a merger or acquisition or to the extent that, in connection with the disposition of its portfolio securities, it may be deemed to be an underwriter under federal securities laws;

(4)         make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investments in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be subject to this limitation, and except further that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law;

(5)         buy or sell real estate, although the Fund may buy short-term securities secured by real estate or interests therein, or issued by companies which invest in real estate or interests therein, nor may the Fund buy or sell commodities or commodity contracts, interests in oil, gas or other mineral exploration or development programs;

(6)         with respect to 75% of the gross assets of the Fund, buy securities of one issuer representing more than 5% of the Fund’s gross assets, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

(1)         Section 12(a)(1) of the Act currently prohibits the Fund from purchasing any security on margin, except such short-term credits as are necessary for the clearance of transactions.

(2)         Section 18(f)(1) prohibits the Fund from pledging more than one-third of its total assets (taken at current value) to secure borrowings made in accordance with the investment restrictions above.  For the purpose of this restriction the deposit of assets in a segregated account with the Fund’s custodian in connection with any of the Fund’s investment transactions is not considered to be a pledge of the Fund’s assets.

2

(7)         invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding U.S. Government securities as described in the Fund’s prospectus);

(8)         issue senior securities to the extent such issuance would violate applicable law; or

(9)         buy common stocks or other voting securities.

Compliance with these investment restrictions will be determined at the time of the purchase or sale of the security, except in the case of the first restriction, with which the Fund must comply on a continuous basis.

Non-Fundamental Investment Restrictions. In addition to the Fund’s investment objective in the Prospectus and the investment restrictions above that cannot be changed without shareholder approval, the Fund is also subject to the following non-fundamental investment restrictions that may be changed by the Board without shareholder approval.

The Fund may not:

(1)         make short sales of securities or maintain a short position except to the extent permitted by applicable law;

(2)         invest knowingly more than 10% of its net assets (at the time of investment) in illiquid securities, except for securities qualifying for resale under Rule 144A under the Securities Act of 1933, determined by Lord Abbett to be liquid, subject to the oversight of the Board (in accordance with currently applicable Securities and Exchange Commission (“SEC”) requirements);

(3)         invest in the securities of other investment companies except as permitted by applicable law;

(4)         invest in warrants if, at the time of the acquisition, its investment in warrants, valued at the lower of cost or market, would exceed 5% of the Fund’s total assets (included within such limitation, but not to exceed 2% of the Fund’s total assets, are warrants which are not listed on the New York or American Stock Exchange or a major foreign exchange);

(5)         write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except to the extent permitted in the Fund’s Prospectus and SAI, as they may be amended from time to time; or

(6)         buy from or sell to any of the Fund’s officers, directors, employees, or its investment adviser or any of the adviser’s officers, partners or employees, any securities other than shares of the Fund.

Compliance with these investment restrictions will be determined at the time of the purchase or sale of the security except in the case of the second and fourth non-fundamental restrictions, with which the Fund must comply at the time of purchase.  A Fund will not be required to sell illiquid securities if it exceeds the 15% limit due to market activity on the sale of liquid securities, however, in these situations the Fund will take appropriate measures to reduce the percentage of its assets invested in illiquid securities.

Additional Information on Portfolio Risks, Investments, and Techniques.  This section provides further information on certain types of investments and investment techniques that may be used by the Fund, including their associated risks.

Repurchase Agreements.  The Fund may enter into repurchase agreements with respect to securities.  A repurchase agreement is a transaction by which the purchaser acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date.  The resale price reflects the purchase price plus an agreed-upon market rate of interest that is unrelated to the coupon rate or date of maturity of the purchased security.  The Fund requires at all times that the repurchase agreement be collateralized by cash or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises (“U.S. Government Securities”) having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest).  Such agreements permit the Fund to keep all of its assets at work while retaining flexibility in pursuit of investments of a longer-term nature.

The use of repurchase agreements involves certain risks.  For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund

3

may incur a loss upon disposition of them.  Even though the repurchase agreements may have maturities of seven days or less, they may lack liquidity, especially if the issuer encounters financial difficulties.  The Fund intends to limit repurchase agreements to transactions with dealers and financial institutions believed by Lord Abbett, as the investment manager, to present minimal credit risks.  Lord Abbett will monitor the creditworthiness of the repurchase agreement sellers on an ongoing basis.

U.S. Government Securities.  The Fund may invest in obligations of the U.S. Government and its agencies and instrumentalities, including Treasury bills, notes, bonds and certificates of indebtedness, that are issued or guaranteed as to principal or interest by the U.S. Treasury.

Securities of Government Sponsored Enterprises.  The Fund invests extensively in securities issued or guaranteed by agencies or instrumentalities of the U.S. Government, such as the Government National Mortgage Association (“Ginnie Mae”), Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Home Loan Banks (“FHLBanks”) and Federal Agricultural Mortgage Corporation (“Farmer Mac”).  Ginnie Mae is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured or guaranteed by the Federal Housing Administration, the Department of Veterans Affairs, the Rural Housing Service, or the U.S. Department of Housing and Urban Development.  Fannie Mae, Freddie Mac and Farmer Mac are federally chartered public corporations owned entirely by their shareholders; the FHLBanks are federally chartered corporations owned by their member financial institutions.

Although Fannie Mae, Freddie Mac, Farmer Mac, and the FHLBanks guarantee the timely payment of interest and ultimate collection of principal with respect to the securities they issue, their securities are not backed by the full faith and credit of the United States Government.

In early September 2008, the Federal Housing Finance Agency (the “FHFA”) placed each of Fannie Mae and Freddie Mac in conservatorship. With this action, the FHFA dismissed the chief executive officer and all the directors of each organization, and took over management. In its role as conservator of each of Fannie Mae and Freddie Mac, the FHFA obtained future support and capital investments from the U.S. Treasury, and in exchange the U.S. Treasury became a large shareholder. The FHFA took these actions largely to provide stronger backing for the holders of mortgage-backed securities, senior debt and subordinated debt.  There is no assurance, however, that such measures will remain effective. The FHFA’s conservatorship and the U.S. Treasury’s support and investment are subject to change or withdrawal.

Because the U.S. Government Securities in which the Fund invests have, in the aggregate, historically had lower risk profiles than corporate money market securities, the Fund has decided not to participate in the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds.

Policies and Procedures Governing Disclosure of Portfolio Holdings. The Board has adopted policies and procedures with respect to the disclosure of the Fund’s portfolio holdings and ongoing arrangements making available such information to the general public, as well as to certain third parties on a selective basis.  Among other things, the policies and procedures are reasonably designed to ensure that the disclosure is in the best interests of Fund shareholders and to address potential conflicts of interest between the Fund on the one hand and Lord Abbett and its affiliates or affiliates of the Fund on the other hand.  Except as noted below, the Fund does not provide its portfolio holdings to any third party until they are made available to the general public on Lord Abbett’s website at www.lordabbett.com or otherwise.  The exceptions are as follows:

1.              The Fund may provide its portfolio holdings to (a) third parties that render services to the Fund relating to such holdings (i.e., pricing vendors, ratings organizations, custodians, external administrators, independent registered public accounting firms, counsel, etc.), as appropriate to the service being provided to the Fund, on a daily, monthly, calendar quarterly or annual basis, and (b) third party consultants on a monthly or calendar quarterly basis for the sole purpose of performing their own analyses with respect to the Fund one day following each calendar period-end.  The Fund may discuss or otherwise share portfolio holdings or related information with counterparties that execute transactions on behalf of the Fund;

2.              The Fund may provide portfolio commentaries or fact sheets containing, among other things, a discussion of select portfolio holdings and a list of the largest portfolio positions, and/or portfolio

4

performance attribution information to certain Financial Intermediaries one day following each period-end; and

3.              The Fund may provide its portfolio holdings or related information under other circumstances subject to the authorization of the Fund’s officers, in compliance with policies and procedures adopted by the Board.

Before providing schedules of its portfolio holdings to a third party in advance of making them available to the general public, the Fund obtains assurances through contractual obligations, certifications or other appropriate means such as due diligence sessions and other meetings to the effect that: (i) neither the receiving party nor any of its officers, employees or agents will be permitted to take any holding-specific investment action based on the portfolio holdings and (ii) the receiving party will not use or disclose the information except as it relates to rendering services for the Fund related to portfolio holdings, to perform certain internal analyses in connection with its evaluation of the Fund and/or its investment strategies, or for similar purposes.  The sole exception relates to the agreement with SG Constellation, LLC (“SGC”), the provider of financing for the distribution of the Fund’s Class B shares. The fees payable to SGC are based in part on the value of the Fund’s portfolio securities.  In order to reduce the exposure of such fees to market volatility, SGC aggregates the portfolio holdings information provided by all of the mutual funds that participate in its Class B share financing program (including the Fund) and may engage in certain hedging transactions based on the information.  However, SGC will not engage in transactions based solely on the Fund’s portfolio holdings. In addition and also in the case of other portfolio-related information, written materials will contain appropriate legends requiring that the information be kept confidential and restricting the use of the information. An executive officer of the Fund approves these arrangements subject to the Board’s review and oversight, and Lord Abbett provides reports at least annually to the Board concerning them. The Board also reviews the Fund’s policies and procedures governing these arrangements on an annual basis.  These policies and procedures may be modified at any time with the approval of the Board.

Neither the Fund, Lord Abbett nor any other party receives any compensation or other consideration in connection with any arrangement described in this section, other than fees payable to a service provider rendering services to the Fund related to the Fund’s portfolio holdings.  For these purposes, compensation does not include normal and customary fees that Lord Abbett or an affiliate may receive as a result of investors making investments in the Fund. Neither the Fund, Lord Abbett nor any of their affiliates has entered into an agreement or other arrangement with any third party recipient of portfolio-related information under which the third party would maintain assets in the Fund or in other investment companies or accounts managed by Lord Abbett or any of its affiliated persons as an inducement to receive the Fund’s portfolio holdings.

In addition to the foregoing, Lord Abbett provides investment advice to clients other than the Fund that have investment objectives and requirements that may be substantially similar to the Fund’s.  Such clients also may have portfolios consisting of holdings substantially similar to the Fund’s holdings.  Such clients may periodically receive portfolio holdings and other related information relative to their investment advisory arrangement with Lord Abbett in the regular course of such arrangement.  It is possible that any such client could trade ahead of or against the Fund based on the information such client receives in connection with its investment advisory arrangement with Lord Abbett.  In addition, Lord Abbett’s investment advice to any client may be deemed to create a conflict of interest relative to other clients to the extent that it is possible that any client could trade against the interests of other clients based on Lord Abbett’s investment advice. To address this potential conflict, Lord Abbett has implemented procedures governing its provision of impersonal advice that are designed to (i) avoid communication of Lord Abbett’s intent or recommendations with respect to discretionary advice clients, and (ii) monitor the trading of impersonal advice clients to assess the likelihood of any adverse effects on discretionary advice clients.

Lord Abbett’s Compliance Department periodically reviews and evaluates Lord Abbett’s adherence to the above policies and procedures, including the existence of any conflicts of interest between the Fund on the one hand and Lord Abbett and its affiliates or affiliates of the Fund on the other hand. The Compliance Department reports to the Board at least annually regarding its assessment of compliance with these policies and procedures.

Fund’s Portfolio Information Recipients.  Attached as Appendix A is a list of the third parties that are eligible to receive portfolio holdings information pursuant to ongoing arrangements under the circumstances described above.

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3.

Management of the Fund

The Board of Directors is responsible for the management of the business and affairs of the Fund in accordance with the laws of the State of Maryland.  The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board.  As discussed in the Fund’s Semiannual Report to Shareholders, the Board also approves an investment adviser to the Fund, continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser.  Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Fund’s organizational documents.

Lord, Abbett & Co. LLC (“Lord Abbett”), a Delaware limited liability company, is the Fund’s investment adviser.

Interested Directors

The following Directors are partners of Lord Abbett and are “interested persons” of the Fund as defined in the Act.  Mr. Dow and Ms. Foster are officers, directors, or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 52 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Fund	Principal Occupation During Past Five Years	Other Directorships

Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Director since 1989; Chairman since 1996	Senior Partner since 2007 and Chief Executive Officer of Lord Abbett since 1996, formerly Managing Partner of Lord Abbett (1996-2007).	N/A

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director since 2006	Managing Partner of Lord Abbett since 2007, formerly Director of Marketing and Client Service of Lord Abbett (1990-2007).	N/A

Independent Directors

The following independent or outside Directors (“Independent Directors”) are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 52 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Fund	Principal Occupation During Past Five Years	Other Directorships

E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Director since 1994

Managing General Partner, Bigelow Media, LLC (since 2000), Senior Adviser, Time Warner Inc. (1998 - 2000), Acting Chief Executive Officer of Courtroom Television Network (1997 – 1998), President and Chief Executive Officer of Time Warner Cable Programming, Inc. (1991 – 1997).

Currently serves as director of Crane Co. and Huttig Building Products Inc.

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Name, Address and Year of Birth	Current Position Length of Service with Fund	Principal Occupation During Past Five Years	Other Directorships

William H.T. Bush Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1938)	Director since 1998	Co-founder and Chairman of the Board of the financial advisory firm of Bush-O’Donnell & Company (since 1986).	Currently serves as director of WellPoint, Inc., a health benefit company (since 2002).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Director since 1998	Managing Director of Monitor Clipper Partners (since 1997) and President of Clipper Asset Management Corp. (since 1991), both private equity investment funds.	Currently serves as director of Avondale, Inc. and Interstate Bakeries Corp.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004

Owner and CEO of The Hill Company, a business consulting firm (since 1998), Founder, President and Owner of the Hiram-Hill and Hillsdale Development Company, a residential real estate development firm (1998 - 2000).

Currently serves as director of WellPoint, Inc., a health benefit company (since 1994) and Lend Lease Corporation Limited (since 2005).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2000

Advisor of One Equity Partners, a private equity firm (since 2004), Chief Executive Officer of Houlihan Lokey Howard & Zukin, an investment bank (2002 - 2003), Chairman of Warburg Dillon Read, an investment bank (1999 - 2001), Global Head of Corporate Finance of SBC Warburg Dillon Read (1997 - 1999), Chief Executive Officer of Dillon, Read & Co. (1994 - 1997).

Currently serves as director of Molson Coors Brewing Company.

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Director since 1982	Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996); President of Spencer Stuart (1979-1996).	Currently serves as director of Ace, Ltd. (since 1997) and Hewitt Associates, Inc.

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006	CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990).	Currently serves as director of Crane Co. (since 1998).

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Officers

None of the officers listed below have received compensation from the Fund.  All the officers of the Fund may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

Name and Year of Birth	Current Position with Fund	Length of Service of Current Position	Principal Occupation During Past Five Years

Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1995	Senior Partner since 2007 and Chief Executive Officer of Lord Abbett since 1996, formerly Managing Partner of Lord Abbett (1996-2007).

Daria L. Foster (1954)	President	Elected in 2006	Managing Partner of Lord Abbett since 2007, formerly Director of Marketing and Client Service of Lord Abbett (1990-2007).

Robert I. Gerber (1954)	Executive Vice President	Elected in 1997	Partner and Chief Investment Officer; formerly Director of Taxable Fixed Income Management; joined Lord Abbett in 1997.

Robert A. Lee (1969)	Executive Vice President	Elected in 2000	Partner and Director, joined Lord Abbett in 1997.

James W. Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Partner and Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004, Managing Director and Associate General Counsel at New York Life Investment Management LLC (2002-2003).

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Assistant General Counsel, joined Lord Abbett in 2006, formerly attorney at Morgan, Lewis & Bockius LLP (2005-2006), and Stradley Ronon Stevens & Young, LLP (2000-2005).

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Name and Year of Birth	Current Position with Fund	Length of Service of Current Position	Principal Occupation During Past Five Years

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Senior Deputy General Counsel, joined Lord Abbett in 2007, formerly, Executive Vice President and General Counsel at Cohen & Steers Capital Management, Inc.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003, formerly Vice President, Lazard Asset Management LLC.

Committees

The standing committees of the Board are the Audit Committee, the Proxy Committee, the Nominating and Governance Committee and the Contract Committee.

The Audit Committee is composed wholly of Directors who are not “interested persons” of the Fund.  The members of the Audit Committee are Messrs. Bigelow, Calhoun, Hobbs and Tullis. The Audit Committee provides assistance to the Board in fulfilling its responsibilities relating to accounting matters, the reporting practices of the Fund, and the quality and integrity of the Fund’s financial reports.  Among other things, the Audit Committee is responsible for reviewing and evaluating the performance and independence of the Fund’s independent registered public accounting firm and considering violations of the Fund’s Code of Ethics to determine what action should be taken.  The Audit Committee meets quarterly and during the past fiscal year met five times.

The Proxy Committee is composed of at least two Directors who are not “interested persons” of the Fund, and also may include one or more Directors who are partners or employees of Lord Abbett.  The current members of the Proxy Committee are three Independent Directors: Messrs. Bush and Neff, and Ms. Hill.  The Proxy Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Fund; (ii) evaluate the policies of Lord Abbett in voting securities; and (iii) meet with Lord Abbett to review the policies to vote securities, the sources of information used to determine how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest. During the past fiscal year, the Proxy Committee met twice.

The Nominating and Governance Committee is composed of all the Directors who are not “interested persons” of the Fund.  Among other things, the Nominating and Governance Committee is responsible for (i) evaluating and nominating individuals to serve as Independent Directors and as committee members; and (ii) periodically reviewing director/trustee compensation. During the past fiscal year, the Nominating and Governance Committee met four times. The Nominating and Governance Committee has adopted policies with respect to its consideration of any individual recommended by the Fund’s shareholders to serve as an Independent Director. A shareholder who would like to recommend a candidate may write to the Fund.

The Contract Committee consists of all Directors who are not “interested persons” of the Fund. The Contract Committee conducts much of the factual inquiry undertaken by the Directors in connection with the Board’s annual consideration of whether to renew the management and other contracts with Lord Abbett and Lord Abbett Distributor. The Contract Committee held one formal meeting during the last fiscal year; in addition, members of the Committee conducted inquiries into the portfolio management approach and results of Lord Abbett, and reported the results of those inquiries to the Nominating and Governance Committee.

Compensation Disclosure

The following table summarizes the compensation for each of the Directors of the Fund and for all Lord Abbett-sponsored funds.

The second column of the table sets forth the compensation accrued by the Fund for Independent Directors.  The third column sets forth the total compensation paid by all Lord Abbett-sponsored funds to the independent

9

directors/trustees, and amounts payable but deferred at the option of the director/trustee.  No director/trustee of the funds associated with Lord Abbett and no officer of the funds received any compensation from the funds for acting as a director/trustee or officer.

Name of Director	For the Fiscal Year Ended June 30, 2008 Aggregate Compensation Accrued by the Fund (1)	For Year Ended December 31, 2007 Total Compensation Paid by the Fund and Thirteen Other Lord Abbett-Sponsored Funds(2)

E. Thayer Bigelow	$1,951	$225,333
William H.T. Bush	$1,713	$201,333
Robert B. Calhoun, Jr.	$722	$233,333
Julie A. Hill	$1,692	$207,333
Franklin W. Hobbs	$1,555	$209,333
Thomas J. Neff	$695	$207,334
James L.L. Tullis	$1,356	$209,334

(1)  Independent Directors’ fees, including attendance fees for board and committee meetings, are allocated among all Lord Abbett-sponsored funds based on the net assets of the fund.  A portion of the fees payable by the Fund to its Independent Directors may be deferred at the option of a Director under an equity-based plan (the “equity-based plan”) that deems the deferred amounts to be invested in shares of the fund for later distribution to the Directors.  In addition, $25,000 of each Director’s retainer must be deferred and is deemed invested in shares of the Fund and other Lord Abbett-sponsored funds under the equity-based plan. Of the amounts shown in the second column, the total deferred amounts for the Directors are $316, $356, $722, $603, $1,555, $695, and $316 respectively.

(2)  The third column shows aggregate compensation, including the types of compensation described in the second column, accrued by all Lord Abbett-sponsored funds during the year ended December 31, 2007, including fees directors/trustees have chosen to defer.

The following chart provides certain information about the dollar range of equity securities beneficially owned by each Director in the Fund and other Lord Abbett-sponsored funds as of December 31, 2007.  The amounts shown include deferred compensation to the Directors deemed invested in fund shares.  The amounts ultimately received by the Directors under the deferred compensation plan will be directly linked to the investment performance of the funds.

Name of Director	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in Lord Abbett-Sponsored Funds
Robert S. Dow	Over $100,000	Over $100,000
Daria L. Foster	Over $100,000	Over $100,000
E. Thayer Bigelow	$1 - $10,000	Over $100,000
William H. T. Bush	$1 - $10,000	Over $100,000
Robert B. Calhoun, Jr.	$10,001 - $50,000	Over $100,000
Julie A. Hill	$1 - $10,000	Over $100,000
Franklin W. Hobbs	$1 - $10,000	Over $100,000
Thomas J. Neff	$50,001 - $100,000	Over $100,000
James L.L. Tullis	$1 - $10,000	Over $100,000

Code of Ethics

The directors, trustees and officers of Lord Abbett-sponsored funds, together with the partners and employees of Lord Abbett, are permitted to purchase and sell securities for their personal investment accounts.  In engaging in personal securities transactions, however, such persons are subject to requirements and restrictions contained in the Fund’s Code of Ethics which complies, in substance, with Rule 17j-1 under the Act and each of the recommendations of the Investment Company Institute’s Advisory Group on Personal Investing.  Among other things, the Code of Ethics requires, with limited exceptions, that Lord Abbett partners and employees obtain advance approval before buying or selling securities, submit confirmations and quarterly transaction reports, and obtain approval before becoming a director of any company; and it prohibits such persons from (1) investing in a security seven days before or after any Lord Abbett-sponsored fund or Lord Abbett-managed account considers a trade or trades in such security, (2) profiting on trades of the same security within 60 days, (3) trading on material

10

and non-public information, and (4) engaging in market timing activities with respect to Lord Abbett-sponsored funds.  The Code of Ethics imposes certain similar requirements and restrictions on the independent directors and trustees of each Lord Abbett-sponsored fund to the extent contemplated by the recommendations of the Advisory Group.

4.

Control Persons and Principal Holders of Securities

As of October 9, 2008, the Fund’s Officers and Directors, as a group, owned approximately 8.1% of the Fund’s outstanding shares. The Fund’s Class I shares are currently being offered only to participants in the Lord Abbett 401(k) Profit Sharing Plan. As of October 9, 2008, the following owned 5% or more of each class of the Fund’s outstanding shares:

Name and Address of Beneficial Owner	Class	Percent of Class
Lord Abbett 401(K) Retirement Plan	Class I	6.82%
Susan Keiser
90 Hudson St.
Jersey City, NJ 07302

Lord Abbett & Co. LLC	Class I	8.18%
401K Profit Sharing Plan
90 Hudson Street
Jersey City, NJ 07302

Lord Abbett 401(K) Retirement Plan	Class I	10.19%
Edward K. Von der Linde
8 Brannick Drive
Madison, NJ 07940

Lord Abbett 401(K) Retirement Plan	Class I	5.24%
Eileen Banko
90 Hudson St.
Jersey City, NJ 07302

Lord Abbett 401(K) Retirement Plan	Class I	5.07%
Lisa D’Emic
90 Hudson St.
Jersey City, NJ 07302

5.

Investment Advisory and Other Services

Investment Adviser

As described under “Management” in the Prospectus, Lord Abbett is the Fund’s investment adviser.  The following partners of Lord Abbett are also officers of the Fund:  James W. Bernaiche, Joan A. Binstock, Robert I. Gerber, Bernard J. Grzelak, Lawrence H. Kaplan, Robert A. Lee, and A. Edward Oberhaus, III.  Robert S. Dow and Daria L. Foster are partners of Lord Abbett, and officers and Directors of the Fund. Mr. Dow is the senior partner of Lord Abbett. The other partners of Lord Abbett are: John Baldwin, Robert J. Ball, Bruce L. Bartlett, , Michael R. Brooks, Zane E. Brown, Patrick J. Browne, John F. Corr, Milton J. Ezrati, Robert P. Fetch, Daniel H. Frascarelli, Kenneth G. Fuller, Marc Furgang, Michael S. Goldstein, Michael A. Grant, Francis M. Gregory, Howard E. Hansen, Allison B. Haupt, Gerard S. E. Heffernan, Jr., Charles F. Hofer, Cinda C. Hughes, Ellen G. Itskovitz, Jerald M. Lanzotti, Richard C. Larsen, Michael J. Lesesne, Maren Lindstrom, Gregory M. Macosko, Thomas Malone, Charles P. Massare, Jr., Elizabeth O. MacLean, Vincent J. McBride, Paul L. McNamara, Robert J. Noelke, Andrew H. O’Brien, F. Thomas O’Halloran, William Parker, R. Mark Pennington, Walter H. Prahl, Michael L. Radziemski, Arun Rachandra, Frederick J. Ruvkun, Lawrence D. Sachs, Eli M. Salzmann, David H. Selbst, Harold E. Sharon, Douglas B. Sieg, Richard D. Sieling, Michael T. Smith, Jarrod R. Sohosky, Daniel S. Solender, Diane R. Tornejal, Christopher J. Towle, Paul J. Volovich, William M. Welshimer and Marion Zapolin. The address of each partner is 90 Hudson Street, Jersey City, NJ 07302-3973.

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Under the Management Agreement between Lord Abbett and the Fund, the Fund is obligated to pay Lord Abbett a monthly management fee, based on average daily net assets for each month, at the annual rate of:

0.50% on the first $250 million of average daily net assets;

0.45% on the next $250 million of average daily net assets; and

0.40% of the Fund’s average daily net assets over $500 million.

This fee is allocated among the classes based on the classes’ proportionate share of such average daily net assets. For the fiscal years ended June 30, 2008, 2007, and 2006 the management fees paid to Lord Abbett amounted to $2,311,130, $1,973,516, and $1,681,565, respectively.

For the period from November 1, 2008 through October 31, 2009, Lord Abbett has contractually agreed to reimburse a portion of the Fund’s expenses to the extent necessary to maintain Net Expenses at an aggregate annualized rate of 0.75% of average daily net assets of Class I shares.

Lord Abbett is voluntarily reimbursing a portion of the Fund’s expenses so that the Fund’s net expenses do not exceed an aggregate annualized rate of 0.70% of average daily net assets for Class I shares. Lord Abbett may stop the voluntary reimbursement or change the level of its reimbursement at any time.

The Fund pays all expenses attributable to its operations not expressly assumed by Lord Abbett, including, without limitation, 12b-1 expenses, Independent Directors’ fees and expenses, association membership dues, legal and auditing fees, taxes, transfer and dividend disbursing agent fees, shareholder servicing costs, expenses relating to shareholder meetings, expenses of registering its shares under federal and state securities laws, expenses of preparing, printing and mailing prospectuses and shareholder reports to existing shareholders, insurance premiums, and other expenses connected with executing portfolio transactions.

Administrative Services

Pursuant to an Administrative Services Agreement with the Fund, Lord Abbett provides certain administrative services not involving the provision of investment advice to the Fund.  Under the Agreement, the Fund pays Lord Abbett a monthly fee, based on average daily net assets for each month, at an annual rate of 0.04%.  This fee is allocated among the classes of shares of the Fund based on average daily net assets.

The administrative service fees paid to Lord Abbett by the Fund for the fiscal years ended June 30, 2008, 2007 and 2006 were $194,528, $164,312, and $138,362, respectively.

Principal Underwriter

Lord Abbett Distributor LLC, a New York limited liability company and a subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, NJ 07302-3973, serves as the principal underwriter for the Fund.

Custodian and Accounting Agent

State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111-2900, is the Fund’s custodian. The custodian pays for and collects proceeds of securities bought and sold by the Fund and attends to the collection of principal and income. In addition, State Street Bank and Trust Company performs certain accounting and recordkeeping functions relating to portfolio transactions and calculates the Fund’s net asset value.

Transfer Agent

DST Systems, Inc., 210 West 10th St., Kansas City, MO 64106, serves as the transfer agent and dividend disbursing agent pursuant to a Transfer Agency Agreement for the Fund.

Independent Registered Public Accounting Firm

Deloitte & Touche LLP, Two World Financial Center, New York, NY 10281, is the independent registered public accounting firm of the Fund and must be approved at least annually by the Fund’s Board to continue in such capacity.  Deloitte & Touche LLP performs audit services for the Fund, including the examination of financial statements included in the Fund’s Annual Report to Shareholders.

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6.

Brokerage Allocations and Other Practices

The Fund expects that purchases and sales of portfolio securities usually will be principal transactions. Portfolio securities normally will be purchased directly from the issuer or from an underwriter or market maker for the securities. The Fund usually will not pay brokerage commissions for such purchases, and no brokerage commissions have been paid over the last three fiscal years.  Purchases from underwriters of portfolio securities will include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers will include a dealer’s markup.  Decisions as to the purchase and sale of portfolio securities are made by Lord Abbett.  Normally, the selection is made by traders, who may be officers of the Fund and are also employees of Lord Abbett. They do the trading as well for other accounts—investment companies and other clients—managed by Lord Abbett.  They are responsible for obtaining best execution.

The Fund’s policy is to have purchases and sales of portfolio securities executed at the most favorable prices, considering all costs of the transaction, including brokerage commissions and dealer markups and markdowns, consistent with obtaining best execution.  This policy governs the selection of dealers.  No commitments are made regarding the allocation of brokerage business to or among broker-dealers.

When, in the opinion of Lord Abbett, two or more broker-dealers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have provided investment research, statistical, or other related services to the Fund.

7.

Classes of Shares

The Fund offers investors different classes of shares as described to eligible purchasers. Only Class I shares are offered in this SAI.  The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses.

All classes of shares have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation, except for certain class-specific expenses.  They are fully paid and nonassessable when issued and have no preemptive or conversion rights.  Additional classes, series or funds may be added in the future.  The Act requires that where more than one class, series or fund exists, each class, series or fund must be preferred over all other classes, series or funds in respect of assets specifically allocated to such class, series or fund.

Rule 18f-2 under the Act provides that any matter required to be submitted, by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class affected by such matter.  Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless the interests of each class, series, or fund in the matter are substantially identical or the matter does not affect any interest of such class, series, or fund. However, Rule 18f-2 exempts the selection of the independent registered public accounting firm, the approval of a contract with a principal underwriter and the election of directors from the separate voting requirements.

The Fund’s By-Laws provide that the Fund shall not hold an annual meeting of its shareholders in any year unless the election of directors is required to be acted on by shareholders under the Act, or unless called by a majority of the Board or by shareholders holding at least one quarter of the stock of the Fund outstanding and entitled to vote at the meeting. A special meeting may be held if called by the President, by a majority of the Board of Directors, or by shareholders holding at least one quarter of the stock of the Fund outstanding and entitled to vote at the meeting.

13

8.

Purchases, Redemptions, Pricing, and Payments to Dealers

Information concerning how we value Fund shares is contained in the Prospectus under “Purchases-Pricing of Fund Shares.”

The Fund’s Board has not adopted policies and procedures that are designed to prevent or stop excessive trading and market timing. Please see the Prospectus under “Purchases- Excessive Trading and Market Timing” for more information.

Under normal circumstances we calculate the Fund’s net asset value as of the close of the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading by dividing our total net assets by the number of shares outstanding at the time of calculation.  The NYSE is closed on Saturdays and Sundays and on days when it observes the following holidays — New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NYSE may change its holiday schedule or hours of operation at any time.

We attempt to maintain a net asset value of $1.00 per share for all classes for purposes of sales and redemptions, but there is no assurance that we will be able to do so.  Our Board of Directors has determined that it is in the best interests of the Fund and its shareholders to value our portfolio securities under the amortized cost method of securities valuation pursuant to Rule 2a-7 under the Act so long as that method fairly reflects the Fund’s market-based net asset value.  Rule 2a-7, as amended, contains certain maturity, diversification and quality requirements that apply to any fund employing the amortized cost method in reliance on the Rule and to any registered investment company which, like the Fund, holds itself out as a money market fund.

Dividends.  Our net income will be declared as a dividend daily and payable monthly.  Net income consists of (1) all interest income and discount earned (including original issue discount and market discount) less (2) a provision for all expenses, including class-specific expenses, plus or minus (3) all short-term realized gains and losses on portfolio assets.

Class I Share Exchanges.  The Prospectus briefly describes the Telephone Exchange Privilege. You may exchange some or all of your Class I shares for Class I shares of any Lord Abbett-sponsored funds currently offering Class I shares to the public. You should read the prospectus of the other fund before exchanging. In establishing a new account by exchange, shares of the fund being exchanged must have a value equal to at least the minimum initial investment required for the other fund into which the exchange is made.  We reserve the right to reject or restrict any purchase order or exchange request if the Fund or Lord Abbett Distributor determines that it is in the best interests of the Fund and its shareholders. The Fund is designed for long-term investors and is not designed to serve as a vehicle for frequent trading in response to short-term swings in the market.

Redemptions.  A redemption order is in proper form when it contains all of the information and documentation required by the order form or otherwise by Lord Abbett Distributor or the Fund to carry out the order. The signature(s) and any legal capacity of the signer(s) must be guaranteed by an eligible guarantor.  See the Prospectus for expedited redemption procedures.

Redemptions may be suspended or payment postponed during any period in which any of the following conditions exist: the NYSE is closed or trading on the NYSE is restricted; an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of the net assets of its portfolio; or the SEC, by order, so permits.

Redemptions and repurchases are taxable transactions for shareholders that are subject to U.S. federal income tax. The net asset value per share received upon redemption or repurchase may be more or less than the cost of shares to an investor, depending on the market value of the portfolio at the time of redemption or repurchase.

The Board may authorize redemption of all of the shares in any account in which there are fewer than 500 shares.  Before authorizing such redemption, the Board must determine that it is in our economic best interest or necessary to reduce disproportionately burdensome expenses in servicing shareholder accounts.  At least 60 days’ prior written notice will be given before any such redemption, during which time shareholders may avoid redemption by bringing their accounts up to the minimum set by the Board.

14

Retirement Plans.  The Prospectus indicates the types of retirement plans for which Lord Abbett provides forms and explanations. Lord Abbett makes available the retirement plan forms, including 401(k) plans and custodial agreements for IRAs (Individual Retirement Accounts, including Traditional, Education, Roth, and SIMPLE IRAs and Simplified Employee Pensions), 403(b) plans and qualified pension and profit-sharing plans.  The forms name State Street Bank & Trust Company as custodian and contain specific information about the plans, excluding 401(k) plans.  Explanations of the eligibility requirements, annual custodial fees and allowable tax advantages and penalties are set forth in the relevant plan documents.  Adoption of any of these plans should be on the advice of your legal counsel or qualified tax adviser.

Purchases through Financial Intermediaries.  The Fund and/or Lord Abbett Distributor has authorized one or more agents to receive on its behalf purchase and redemption orders.  Such agents are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund or Lord Abbett Distributor.  The Fund will be deemed to have received a purchase or redemption order when an authorized agent or, if applicable, an agent’s authorized designee, receives the order.  The order will be priced at the Fund’s net asset value next computed after it is received by the Fund’s authorized agent, or if applicable, the agent’s authorized designee. A Financial Intermediary may charge transaction fees on the purchase and/or sale of Fund shares.

Revenue Sharing and Other Payments to Dealers and Financial Intermediaries.  As described in the Fund’s Prospectus, Lord Abbett or Lord Abbett Distributor, in its sole discretion, at its own expense and without cost to the Fund or shareholders, also may make payments to dealers and other firms authorized to accept orders for Fund shares (collectively, “Dealers”) in connection with marketing and/or distribution support for Dealers, shareholder servicing, entertainment, training and education activities for the Dealers, their investment professionals and/or their clients or potential clients, and/or the purchase of products or services from such Dealers.  Some of these payments may be referred to as revenue sharing payments.  As of the date of this SAI, the Dealers to whom Lord Abbett or Lord Abbett Distributor has agreed to make revenue sharing payments (not including payments for entertainment, and training and education activities for the Dealers, their investment professionals and/or their clients or potential clients) with respect to the Fund and/or other Lord Abbett Funds were as follows:

A.G. Edwards & Sons, Inc.

AIG SunAmerica Life Assurance Company

Allstate Life Insurance Company

Allstate Life Insurance Company of New York

B.C. Ziegler and Company

Bank of America

Bodell Overcash Anderson & Co., Inc.

Cadaret, Grant & Co., Inc.

Citigroup Global Markets, Inc.

Commonwealth Financial Network

Edward D. Jones & Co., L.P.

Family Investors Company

Fidelity Brokerage Services, LLC

First SunAmerica Life Insurance Company

First Allied Securities, Inc.

Genworth Life & Annuity Insurance Company

Hartford Life and Annuity Insurance Company

Hartford Life Insurance Company

James I. Black & Co.

Janney Montgomery Scott

Linsco/Private Ledger Corp.

Mass Mutual Life Investors Services, Inc.

Merrill Lynch Life Insurance Company

Merrill Lynch, Pierce, Fenner & Smith Incorporated (and/or certain of its affiliates)

MetLife Securities, Inc.

Morgan Stanley DW, Inc.

Nationwide Investment Services Corporation

PHL Variable Insurance Company

Phoenix Life and Annuity Company

Phoenix Life Insurance Company

Protective Life Insurance Company

RBC Dain Rauscher

Raymond James & Associates, Inc.

Raymond James Financial Services, Inc.

Sun Life Assurance Company of Canada

Sun Life Insurance and Annuity Company of New York

The Travelers Insurance Company

The Travelers Life and Annuity Company

UBS Financial Services Inc.

Wachovia Securities, LLC

Woodbury Financial Services, Inc.

For more specific information about any revenue sharing payments made to your Dealer, investors should contact their investment professionals.  See “Financial Intermediary Compensation” in the Fund’s Prospectus for further information.

The Lord Abbett Funds understand that, in accordance with guidance from the U.S. Department of Labor, Retirement and Benefit Plans, sponsors of qualified retirement plans and/or recordkeepers may be required to use the fees they (or, in the case of recordkeepers, their affiliates) receive for the benefit of the Retirement and Benefit

15

Plans or the Investors. This may take the form of recordkeepers passing the fees through to their clients or reducing the clients’ charges by the amount of fees the recordkeeper receives from mutual funds.

Thomas J. Neff, an Independent Director of the Fund, is a director of Hewitt Associates, Inc. and owns less than 0.01% of the outstanding shares of Hewitt Associates, Inc.  Hewitt Associates is a global human resources outsourcing and consulting firm with approximately $2.99 billion in revenue in fiscal 2007.  Hewitt Associates LLC, a subsidiary of Hewitt Associates, Inc., may receive recordkeeping payments from the Fund and/or other Lord Abbett-sponsored funds. In the twelve months ended October 31, 2007, Hewitt Associates LLC received recordkeeping payments totaling approximately $512,123 from all of the Lord Abbett-sponsored funds in the aggregate.

Redemptions in Kind.  Under circumstances in which it is deemed detrimental to the best interests of the Fund’s shareholders to make redemption payments wholly in cash, the Fund may pay any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund’s net assets by a distribution in kind of readily marketable securities in lieu of cash.  The Fund presently has no intention to make redemptions in kind under normal circumstances, unless specifically requested by a shareholder.

9.

Taxation of the Fund

The Fund has elected, qualified, and intends to continue to qualify for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”).  If it qualifies as a regulated investment company, the Fund will not be liable for U.S. federal income taxes on income and capital gains that the Fund timely distributes to its shareholders.  If in any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be taxed to the Fund at regular corporate rates and when such income is distributed, such distributions will be further taxed at the shareholder level.  Assuming the Fund does qualify as a regulated investment company, it will be subject to a 4% non-deductible excise tax on certain amounts that are not distributed or treated as having been distributed on a timely basis each calendar year.  The Fund intends to distribute to its shareholders each year an amount adequate to avoid the imposition of this excise tax.

The Fund intends to declare and pay as dividends each year substantially all of its net income from investments. Dividends paid by the Fund from its ordinary income or net realized short-term capital gains are taxable as ordinary income, regardless of whether they are received in cash or reinvested in Fund shares. Since the Fund’s income is derived from sources that do not pay qualified dividend income, dividends from the Fund’s net investment income generally will not qualify for taxation at the reduced tax rates available to individuals on qualified dividend income.  Dividends paid by the Fund also will not qualify for the dividends-received deduction that might otherwise be available for certain dividends received by corporate shareholders.  The Fund does not expect to make any distributions of net long-term capital gains to shareholders.

Distributions paid by the Fund that do not constitute dividends because they exceed the Fund’s current and accumulated earnings and profits will be treated as a return of capital and reduce the tax basis of your Fund shares.  To the extent that such distributions exceed the tax basis of your Fund shares, the excess amounts will be treated as gains from the sale of the shares.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made.  However, a distribution declared as of a record date in October, November, or December of any year and paid during the following January is treated as received by shareholders on December 31 of the year in which it is declared.  The Fund will send you annual information concerning the tax treatment of dividends and other distributions paid to you by the Fund.

Redemptions and exchanges are taxable events for shareholders that are subject to tax, but generally will not result in taxable gain or loss if the Fund successfully maintains a constant net asset value of $1.00 per share.  Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in Fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions.  In general, if Fund shares are sold, you will recognize gain or loss equal to the difference, if any, between the amount realized on the sale and the your adjusted basis in the shares.  Such gain or loss generally will be treated as long-term capital gain or loss if the shares were held for more than one year and otherwise generally will be treated as short-term capital gain or loss.  However, if your holding period in your Fund shares is six months or less, any capital loss realized from a sale, exchange, or redemption of such shares must be treated as long-term capital loss to the extent of any capital gain

16

dividends received with respect to such shares.  As discussed above, the Fund does not expect to pay any capital gain dividends.  Losses on the sale of Fund shares may not be deductible to the extent that, within a period beginning 30 days before the date of the sale and ending 30 days after the date of the sale, you acquired other shares in the Fund (including pursuant to reinvestment of dividends and/or capital gain distributions.)

Shareholders that are exempt from U.S.  federal income tax, such as retirement plans that are qualified under Section 401 of the Code, generally are not subject to U.S. federal income tax on Fund dividends or distributions or on sales or exchanges of Fund shares unless the acquisition of the Fund shares was debt-financed.  However, in the case of Fund shares held through a non-qualified deferred compensation plan, Fund dividends and distributions received by the plan and sales and exchanges of Fund shares by the plan generally are taxable to the employer sponsoring such plan in accordance with the U.S. federal income tax laws governing deferred compensation plans.

A plan participant whose retirement plan invests in the Fund, whether such plan is qualified or not, generally is not taxed on Fund dividends or distributions received by the plan or on sales or exchanges of Fund shares by the plan for U.S. federal income tax purposes.  However, distributions to plan participants from a retirement plan account generally are taxable as ordinary income and different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans.  Shareholders and plan participants should consult their tax advisers for more information.

If the Fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund generally must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments.  However, the Fund must distribute, at least annually, all or substantially all of its investment company taxable income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid U.S. federal income and excise taxes.  Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to borrow the cash, to satisfy distribution requirements.

You may be subject to a 28% withholding tax on reportable dividends and redemption payments and exchanges (“backup withholding”). Generally, you will be subject to backup withholding if the Fund does not have your certified Social Security number or other taxpayer identification number on file, or, to the Fund’s knowledge, the number that you have provided is incorrect or backup withholding is applicable as a result of your previous underreporting of interest or dividend income.  When establishing an account, you must certify under penalties of perjury that your Social Security number or other taxpayer identification number is correct and that you are not otherwise subject to backup withholding.

The tax rules of the various states of the United States and their local jurisdictions with respect to distributions from the Fund can differ from the U.S. federal income tax rules described above.  Many states allow you to exclude from your state taxable income the percentage of dividends derived from certain federal obligations, including interest on some federal agency obligations.  Certain states, however, may require that a specific percentage of the Fund’s income be derived from federal obligations before such dividends may be excluded from state taxable income.  The Fund may invest some or all of its assets in such federal obligations.  The Fund intends to provide to you on an annual basis information to permit you to determine whether Fund dividends derived from interest on federal obligations may be excluded from state taxable income.

The foregoing discussion addresses only the U.S. federal income tax consequences applicable to shareholders who are subject to U.S. federal income tax, hold their shares as capital assets, and are U.S. persons (generally, U.S. citizens or residents (including certain former citizens and former long-term residents), domestic corporations or domestic entities taxed as corporations for U.S. tax purposes, estates the income of which is subject to U.S. federal income taxation regardless of its source, and trusts if a court within the United States is able to exercise primary supervision over their administration and at least one U.S. person has the authority to control all substantial decisions of the trusts).  The treatment of the owner of an interest in an entity that is a pass-through entity for U.S. tax purposes (e.g., partnerships and disregarded entities) and that owns Fund shares will generally depend upon the status of the owner and the activities of the pass-through entity.  Except as otherwise provided, this description does not address the special tax rules that may be applicable to particular types of investors, such as financial institutions, insurance companies, securities dealers, or tax-exempt or tax-deferred plans, accounts or entities.  If you are not a U.S. person or are the owner of an interest in a pass-through entity that owns Fund shares, you should consult your tax adviser regarding the U.S. and foreign tax consequences of the ownership of Fund shares, including the

17

applicable rate of U.S. withholding tax on amounts treated as ordinary dividends from the Fund (other than certain dividends derived from short-term capital gains and qualified interest income of the Fund, for taxable years of the Fund commencing prior to January 1, 2010 provided that the Fund chooses to make a specific designation relating to such dividends), and the applicability of U.S. gift and estate taxes.

Because everyone’s tax situation is unique, you should consult your tax adviser regarding the treatment of distributions under the federal, state, local, and foreign tax rules that apply to you.

10.

Underwriter

Lord Abbett Distributor LLC, a New York limited liability company and subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, NJ 07302-3973, serves as the principal underwriter for the Fund.  The Fund has entered into a distribution agreement with Lord Abbett Distributor, under which Lord Abbett Distributor is obligated to use its best efforts to find purchasers for the shares of the Fund, and to make reasonable efforts to sell Fund shares on a continuous basis so long as, in Lord Abbett Distributor’s judgment, a substantial distribution can be obtained by reasonable efforts.

11.

Financial Statements

The financial statements incorporated herein by reference from the Fund’s 2008 Annual Report to Shareholders have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference, and has been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

18

APPENDIX A

FUND PORTFOLIO INFORMATION RECIPIENTS

The following is a list of the third parties that are eligible to receive portfolio holdings or related information pursuant to ongoing arrangements under the circumstances described above under Investment Policies – Policies and Procedures Governing Disclosure of Portfolio Holdings:

	Portfolio Holdings (Item #1)*	Portfolio Commentaries, Fact Sheets, Performance Attribution Information (Item #2)**

Abel/Noser Corp.	(Monthly)
ACS HR Solutions (Formerly Mellon Employee Benefit Solutions)		Monthly
Annitek Consulting, LLC	(Monthly)
B. Riley & Company, Inc.		Monthly
Bank of America Securities		Monthly
Barrington Financial Group, LLC dba Barrington Partners	(Monthly)
Base-Two Investment Systems, Inc.	(Monthly)
Becker, Burke Associates	Monthly	Monthly
Bell GlobeMedia Publishing Co.	Monthly
Berthel Schutter	Monthly	Monthly
BileyKatz Investment consultants, Inc.	(Monthly)
Bloomberg L.P.	Daily
BNY ConvergEx Execution Solutions, Inc.	(Monthly)
Branch Bank and Trust		Monthly
Brown Brothers Harriman & Co.	(Monthly)	Monthly
Business Propulsion Systems, Inc.	(Monthly)
Callan Associates Inc.	Monthly	Monthly
Cambridge Associates LLC		Monthly
Caridan Marketing Labs, LLC	(As Requested)
Citigroup/The Yield Book, Inc.	Daily
CJS Securities, Inc.	Daily	Monthly
CL King & Associates	Monthly	Monthly
Compuware Corporation	(Monthly)
Concord Advisory Group Ltd.	Monthly	Monthly
Credit Suisse		Monthly
Curcio Webb	Monthly	Monthly
Deloitte & Touche LLP	Annually
Directed Services, Inc.		Monthly
Dover Consulting		Monthly
Edward D. Jones & Co., L.P.		Monthly
Evaluation Associates	(Monthly)
FactSet Research Systems, Inc.	Daily
Freedom One Financial Group	Monthly
Fund Evaluation Group, Inc.		Monthly

	Portfolio Holdings (Item #1)*	Portfolio Commentaries, Fact Sheets, Performance Attribution Information (Item #2)**

GlassHouse Technologies, Inc.	(Monthly)
Greenpages, Inc.	(Monthly)
Hartland & Co.		Monthly
Hoefer and Arnett, Inc.		Monthly
Incremax Technologies	(Monthly)
Indie Research, LLC	As needed
Inforlago IT Ltd.	As Requested
InfusionDEV LLC	As Requested
Interactive Data Corporation (pricing vendor)		Daily
Iron Capital Advisors		Monthly
Janney Montgomery Scott LLC		Monthly
Jeffrey Slocum & Associates, Inc.	Monthly	Monthly
Jeffries & Co., Inc.	Monthly	Monthly
John Hancock Financial Services
JP Morgan Securities, Inc.		Monthly
Keybanc Capital Markets		Monthly
Kirkpatrick & Lockhart Preston Gates Ellis LLP (counsel to Lord, Abbett & Co. LLC)	Upon Request
Knight Equity Markets, LP		Monthly
Lipper Inc., a Reuters Company (tech)		Monthly
MacGregor Group, Inc.	Upon Request
Mascon Global Limited	(Monthly)
Mercer HR Services LLC (Putnam Fiduciary Trust Company)	Monthly	Monthly
Merrill Lynch		Monthly
Merrill Lynch, Pierce, Fenner & Smith, Inc.	Monthly
M & I Investment Management Corporation		Monthly
ML Benefits & Investment Solutions		Monthly
Natixis Bleichroeder, Inc.	Upon Request	Monthly
The Newport Group		Monthly
Newport Retirement Services, Inc.		Monthly
Nock, Inc.	(Daily)
Pierce Park Group		Monthly
Piper Jaffray & Co.		Monthly
Portware LLC	(Monthly)
Prima Capital		Monthly
Princeton Financial Systems, Inc.	Upon Request
Princeton Retirement Group, Inc.		Monthly
Principal Financial		Monthly
Putnam Fiduciary Trust Company (Mercer HR)	Monthly
Rabil Stock Research , LLC	(Monthly)
Raymond James & Associates		Monthly

	Portfolio Holdings (Item #1)*	Portfolio Commentaries, Fact Sheets, Performance Attribution Information (Item #2)**

RBC Capital Markets	Upon Request
Robert W. Baird, Inc.	(Upon Request)	Monthly
Rocaton Investment Advisors, LLC	Monthly	Monthly
Rogerscasey	Monthly	Monthly
Russell Investment Group		Monthly
Schwab Corporate Services	Monthly
SG Constellation LLC	(Upon Request)	Monthly
Sidoti & Company, LLC	Upon Request	Monthly
Skill Path Seminars (The Graceland College Center for Professional Development & Lifelong Learning Inc dba)	(Monthly)
Strategic Advisers, Inc.	Monthly
Strategic Investment Solutions		Monthly
Sungard Expert Solutions, Inc.	Daily
Syntel Ltd	(As Requested)
Tenox Inc.	(Monthly)
The Marco Consulting Group	Monthly	Monthly
Thomas Weisel Partners, Group		Monthly
TIAA-CREF Individual & Institutional Services, LLC		Monthly
UMT Consulting Group	As Requested
Vestek Systems, Inc.	Monthly
Wachovia Capital Markets, LLC		Monthly
Wall Street Source	Daily
Watershed Investment Consultants	Quarterly
Watson Wyatt Worldwide	Monthly	Monthly
William Blair & Co.		Monthly
William O’Neil		Monthly
Wilmer Cutler Pickering Hale and Dorr LLP	Upon Request

*      The Fund may provide its portfolio holdings to (a) third parties that render services to the Fund relating to such holdings (i.e., pricing vendors, ratings organizations, custodians, external administrators, independent registered public accounting firms, counsel, etc.) as appropriate to the service being provided to the Fund, on a daily, monthly, calendar quarterly or annual basis, and (b) third party consultants on a monthly or calendar quarterly basis for the sole purpose of performing their own analyses with respect to the Fund within one day following each calendar period-end.

**   The Fund may provide portfolio commentaries or fact sheets containing, among other things, a discussion of select portfolio holdings and a list of the largest portfolio positions, and/or portfolio performance attribution information to certain Financial Intermediaries one day following each period-end.

PART C

OTHER INFORMATION

Item 23.      Exhibits

(a)       (i) Articles of Restatement dated October 27, 1998.  Incorporated by reference to Post-Effective Amendment No. 24 filed on October 28, 1998.

(ii) Articles Supplementary to Articles of Incorporation dated August 19, 2002.  Incorporated by reference to Post-Effective Amendment No. 30 filed on October 27, 2003.

(iii) Articles of Amendment to Articles of Incorporation dated September 19, 2003.  Incorporated by reference to Post-Effective Amendment No. 30 filed on October 27, 2003.

(iv) Articles Supplementary to Articles of Incorporation dated August 11, 2004 (Class Y).  Incorporated by reference to Post-Effective Amendment No. 31 filed on August 19, 2004.

(v)  Articles of Amendment to Articles of Incorporation dated August 30, 2007.  Incorporated by reference to Post-Effective Amendment No. 36 filed on October 29, 2007.

(b)       By-Laws.  Amended and Restated By-Laws (dated 4/20/2004).  Incorporated by reference to Post-Effective Amendment No. 31 filed on August 19, 2004.

(c)       Instruments Defining Rights of Security Holders.  Not applicable.

(d)       Investment Advisory Contracts.

(i)  Investment Advisory Contracts, Management Agreement.  Incorporated by reference to Post-Effective

Amendment No. 23 filed on October 31, 1997.

(ii) Expense Reimbursement Agreement effective November 1, 2008.  Filed herein.

(e)       Underwriting Contracts.  Distribution Agreement.  Incorporated by reference to Post-Effective Amendment No. 27 filed on October 31, 2000.

(f)        Bonus or Profit Sharing Contracts.  Equity Based Plans for Non-Interested Person Directors and Trustees of Lord Abbett Funds as amended and restated as of June 19, 2000.  Incorporated by reference to Post-Effective Amendment No. 28 filed on October 30, 2001.

(g)       Custody Agreements.

(i) Custodian Agreement with updated Exhibit A as of June 29, 2006 with all amendments.  Incorporated by reference to Post-Effective Amendment No. 35 filed on October 30, 2006.

(ii) Amendment to Custodian Agreement dated December 14, 2007.  Filed herein.

(iii) Amendment to Custodian Agreement dated June 20, 2008.  Filed herein.

(h)       Other Material Contracts.

(i) Administrative Services Agreement dated December 12, 2002 with amendments #1-10. Incorporated by reference to Post-Effective Amendment No. 35 filed on October 30, 2006.

(ii) Amendment No. 11 to Administrative Services Agreement. Filed herein.

(iii) Amendment No. 12 to Administrative Services Agreement.  Filed herein.

(iv) Transfer Agency Agreement dated July 1, 2004 including amendments thereto.  Filed herein.

(v)  Amendment to Transfer Agency Agreement dated June 20, 2008.  Filed herein.

(i)        Legal Opinion.  Consent of Wilmer Cutler Pickering Hale and Dorr LLP. Filed herein.

(j)        Other Opinion.  Consent of Deloitte & Touche, LLP.  Filed herein.

(k)       Omitted Financial Statements.  Not applicable.

(l)        Initial Capital Agreements.  Not applicable.

(m)      Rule 12b-1 Plan.

Amended & Restated Joint Rule 12b-1 Distribution Plan & Agreement for Lord Abbett Family of Funds dated August 10, 2007 with updated Schedule A dated July 1, 2008.  Filed herein.

(n)       Rule 18f-3 Plan.

Amended & Restated Plan as of July 1, 2008 pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 with updated Schedule A dated July 1, 2008.  Filed herein.

(o)       Reserved.

(p)       Code of Ethics dated September 2008.  Filed herein.

Item 24.      Persons Controlled by or Under Common Control with Registrant

None.

Item 25.      Indemnification

The Registrant is incorporated under the laws of the State of Maryland and is subject to Section 2-418 of the Corporations and Associations Article of the Annotated Code of the State of Maryland controlling the indemnification of directors and officers.

The general effect of these statutes is to protect officers, directors and employees of the Registrant against legal liability and expenses incurred by reason of their positions with the Registrant.  The statutes provide for indemnification for liability for proceedings not brought on behalf of the corporation and for those brought on behalf of the corporation, and in each case place conditions under which indemnification will be permitted, including requirements that the officer, director or employee acted in good faith.  Under certain conditions, payment of expenses in advance of final disposition may be permitted.  The By-laws of the Registrant, without limiting the authority of the Registrant to indemnify any of its officers, employees or agents to the extent consistent with applicable law, make the indemnification of its directors mandatory subject only to the conditions and limitations imposed by the above- mentioned Section 2-418 of Maryland law and by the provisions of Section 17(h) of the Investment Company Act of 1940 as interpreted and required to be implemented by SEC Release No. IC-11330 of September 4, 1980.

In referring in its By-laws to, and making indemnification of directors subject to the conditions and limitations of, both Section 2-418 of the Maryland law and Section 17(h) of the Investment Company Act of 1940, the Registrant intends that conditions and limitations on the extent of the indemnification of directors imposed by the provisions of either Section 2-418 or Section 17(h) shall apply and that any inconsistency between the two will be resolved by applying the provisions of said Section 17(h) if the condition or limitation imposed by Section 17(h) is the more stringent.  In referring in its By-laws to SEC Release No. IC-11330 as the source for interpretation and implementation of said Section 17(h), the Registrant understands that it would be required under its By-laws to use reasonable and fair means in determining whether indemnification of a director should be made and undertakes to use either (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified (“indemnitee”) was not liable to the Registrant or to its security holders by reason of willful malfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (“disabling conduct”) or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of such disabling conduct, by (a) the vote of a majority of a quorum of directors who are neither “interested persons” as defined in the Investment Company Act of 1940 (“1940 Act”) of the Registrant nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.  Also, the Registrant will make advances of attorneys’ fees or other expenses incurred by a director in his defense only if (in addition to his undertaking to repay the advance if he is not ultimately entitled to indemnification) (1) the indemnitee provides a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the non-interested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition, the Registrant maintains a directors’ and officers’ errors and omissions liability insurance policy protecting directors and officers against liability for breach of duty, negligent act, error or omission committed in their capacity as directors or officers.  The policy contains certain exclusions, among which is exclusion from coverage for active or deliberate dishonest or fraudulent acts and exclusion for fines or penalties imposed by law or other matters deemed uninsurable.

Item 26.      Business and Other Connections of Investment Adviser

Adviser – Lord, Abbett & Co. LLC

Lord, Abbett & Co. LLC is the investment adviser of the Registrant and provides investment management services to the Lord Abbett Family of Funds and to various pension plans, institutions and individuals. Lord Abbett Distributor LLC, a limited liability company, serves as its distributor and principal underwriter.

Set forth below is information relating to the business, profession, vocation or employment of a substantial nature that each partner of the adviser, is or has been engaged in within the last two fiscal years for his/her own account in the capacity of director, officer, employee, partner or trustee of Lord Abbett.  The principal business address of the following persons is c/o Lord, Abbett & Co. LLC, 90 Hudson Street, Jersey City, NJ 07302-3973.

None.

Item 27.  Principal Underwriter

(a)       Lord Abbett Distributor LLC serves as principal underwriter for the Registrant. Lord Abbett Distributor LLC also serves as principal underwriter for the following registered open-end investment companies sponsored by Lord, Abbett & Co. LLC:

Lord Abbett Affiliated Fund, Inc.

Lord Abbett Blend Trust

Lord Abbett Bond-Debenture Fund, Inc.

Lord Abbett Developing Growth Fund, Inc.

Lord Abbett Global Fund, Inc.

Lord Abbett Investment Trust

Lord Abbett Large-Cap Growth Fund

Lord Abbett Mid-Cap Value Fund, Inc.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Municipal Income Trust

Lord Abbett Research Fund, Inc.

Lord Abbett Securities Trust

Lord Abbett Series Fund, Inc.

(b)       Lord Abbett Distributor LLC is a wholly owned subsidiary of Lord, Abbett & Co. LLC.  The principal officers of Lord Abbett Distributor LLC are:

Name and Principal	Positions and/or Offices with	Positions and Offices
Business Address *	Lord Abbett Distributor LLC	with Registrant

Robert S. Dow	Chief Executive Officer	Chairman and President
Lawrence H. Kaplan	General Counsel	Vice President & Secretary
Marion Zapolin	Chief Financial Officer	Not Applicable
James W. Bernaiche	Chief Compliance Officer	Chief Compliance Officer

* Each Officer has a principal business address of: 90 Hudson Street, Jersey City, New Jersey 07302

(c)   Not applicable

Item 28.      Location of Accounts and Records

Registrant maintains the records required by Rules 31a-1(a) and (b) and 31a-2(a) under the 1940 Act at its main office.

Lord, Abbett & Co. LLC maintains the records required by Rules 31a-1(f) and 31a-2(e) under the 1940 Act at its main office.

Certain records such as cancelled stock certificates and correspondence may be physically maintained at the main office of Registrant’s Transfer Agent, Custodian, or Shareholder Servicing Agent within the requirements of Rule 31a-3 under the 1940 Act.

Item 29.          Management Services

None.

Item 30.          Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and had duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey on the 28th day of October, 2008.

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC.

BY:	/s/ Thomas R. Phillips
Thomas R. Phillips
Vice President & Assistant Secretary

BY:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

Chairman, CEO
/s/ Robert S. Dow *	and Director	October 28, 2008
Robert S. Dow

/s/ Daria L. Foster*	President and	October 28, 2008
Daria L. Foster	Director

/s/ E. Thayer Bigelow *	Director	October 28, 2008
E. Thayer Bigelow

/s/ William H. T. Bush*	Director	October 28, 2008
William H. T. Bush

/s/ Robert B. Calhoun, Jr.*	Director	October 28, 2008
Robert B. Calhoun, Jr.

/s/ Julie A. Hill*	Director	October 28, 2008
Julie A. Hill

/s/ Franklin W. Hobbs*	Director	October 28, 2008
Franklin W. Hobbs

/s/ Thomas J. Neff*	Director	October 28, 2008
Thomas J. Neff

/s/ James L.L. Tullis*	Director	October 28, 2008
James L.L. Tullis

* By	/s/ Thomas R. Phillips
Thomas R. Phillips
Attorney – in – Fact

POWER OF ATTORNEY

Each person whose signature appears below on this Registration Statement hereby constitutes and appoints Lawrence H. Kaplan, Lawrence B. Stoller, John K. Forst and Thomas R. Phillips, each of them, with full power to act without the other, his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities (until revoked in writing) to sign any and all Registration Statements of each Fund enumerated on Exhibit A hereto for which such person serves as  a Director/Trustee (including Registration Statements on Forms N-1A and N-14 and any amendments thereto), and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

Chairman, CEO
/s/ Robert S. Dow	and Director/Trustee	February 1, 2008
Robert S. Dow

President and
/s/ Daria L. Foster	Director/Trustee	February 1, 2008
Daria L. Foster

/s/ E. Thayer Bigelow	Director/Trustee	February 1, 2008
E. Thayer Bigelow

/s/ William H.T. Bush	Director/Trustee	February 1, 2008
William H. T. Bush

/s/ Robert B. Calhoun, Jr.	Director/Trustee	February 1, 2008
Robert B. Calhoun, Jr.

/s/ Julie A. Hill	Director/Trustee	February 1, 2008
Julie A. Hill

/s/ Franklin W. Hobbs	Director/Trustee	February 1, 2008
Franklin W. Hobbs

/s/ Thomas J. Neff	Director/Trustee	February 1, 2008
Thomas J. Neff

/s/ James L.L. Tullis	Director/Trustee	February 1, 2008
James L.L. Tullis

EXHIBIT A

Lord Abbett Affiliated Fund, Inc.

Lord Abbett Blend Trust

Lord Abbett Bond-Debenture Fund, Inc.

Lord Abbett Developing Growth Fund, Inc.

Lord Abbett Global Fund, Inc.

Lord Abbett Investment Trust

Lord Abbett Large-Cap Growth Fund

Lord Abbett Mid-Cap Value Fund, Inc.

Lord Abbett Research Fund, Inc.

Lord Abbett Securities Trust

Lord Abbett Series Fund, Inc.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Municipal Income Trust

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.